SUMMIT MUTUAL FUNDS

ANNUAL REPORT


SUMMIT APEX SERIES
---------------------------------
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund
Balanced Index Fund
Lehman Aggregate Bond Index Fund
Everest Fund
Bond Fund
Short-term Government Fund
Emerging Markets Bond Fund
High Yield Bond Fund
Money Market Fund

September 30, 2001


[LOGO]
SUMMIT
MUTUAL
FUNDS

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message From The President..................................    1

Investment Review
    S&P 500 Index Fund......................................    3
    S&P MidCap 400 Index Fund...............................    4
    Russell 2000 Small Cap Index Fund.......................    5
    Nasdaq-100 Index Fund...................................    6
    EAFE International Index Fund...........................    7
    Total Social Impact Fund................................    8
    Balanced Index Fund.....................................    9
    Lehman Aggregate Bond Index Fund........................   10
    Everest Fund............................................   11
    Bond Fund...............................................   12
    Short-term Government Fund..............................   13
    Emerging Markets Bond Fund..............................   14
    High Yield Bond Fund....................................   15
    Money Market Fund.......................................   16

Statements of Assets and Liabilities........................   17

Statements of Operations....................................   21

Statements of Changes in Net Assets.........................   25

Schedule of Investments
    S&P 500 Index Fund......................................   30
    S&P MidCap 400 Index Fund...............................   35
    Russell 2000 Small Cap Index Fund.......................   39
    Nasdaq-100 Index Fund...................................   56
    EAFE International Index Fund...........................   58
    Total Social Impact Fund................................   63
    Balanced Index Fund.....................................   68
    Lehman Aggregate Bond Index Fund........................   73
    Everest Fund............................................   74
    Bond Fund...............................................   75
    Short-term Government Fund..............................   78
    Emerging Markets Bond Fund..............................   79
    High Yield Bond Fund....................................   80
    Money Market Fund.......................................   81

Notes to Financial Statements...............................   82

Independent Auditors' Report................................   94

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                              2001 ANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

Summit Mutual Funds is pleased to send you our 2001 Annual Report. We extend a warm welcome to new shareholders of the Funds who have joined us since our last report, either directly or as an investment option through a 401(k) plan. Unless you are in the investment business, chances are that you may not have heard of our Fund family except through a trusted financial advisor. This is due in part to our origin as an investment manager for predominantly institutional assets. We have taken the strengths of our institutional money management business -- dedicated, experienced investment professionals with a long-term view -- combined with offering a very cost efficient mutual Fund Family (20 of our 21 Funds have expense ratios less than their category averages) to focus all our resources on managing your assets.

U.S. equity markets fell sharply in the third quarter posting their second worst quarterly performance in over 50 years. The S&P 500 Index fell 14.7% in the quarter and 26.6% for the trailing twelve month period as the economy continued to weaken, corporate profits eroded, and investors reacted to the September 11th tragedies. All equity indices moved into negative territory for the year and flirted with three year lows. Small and mid-cap stocks, which had been outperforming large cap stocks for most of the year, fared worse as evidenced by the Russell 2000 Small Cap Index down 20.8% for the quarter and down 21.1% for the trailing twelve months. Despite an accommodative Federal Reserve, which immediately cut short-term interest rates by .50% on September 17th and again on October 2nd, stocks plunged across the board as economic growth ground to a halt. Although a partial rebound in the last week of the quarter pared losses, investors' confidence was truly shaken. The Fed has reduced short-term rates from 6.50% to 3.00% during the fiscal year ended September 30, 2001 -- the lowest level since 1994. Interest rates fell throughout the third quarter. Investors reduced risk across all asset classes and as a result, bonds with the highest credit quality fared best. U.S. Treasuries surged, outpacing investment grade corporate and mortgage-backed securities, but high yield bonds faltered.

We are deeply saddened and outraged by the terrorist attacks that took place September 11th. Our thoughts and prayers are offered to all who have been affected by these tragic events. Financial markets do not like the uncertainty thrust upon us. Consequently, the volatility that we have experienced when the markets reopened September 17th could be expected. The past twelve months have been tumultuous as well. Given this market environment, we believe the message is clear -- expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds can be the foundation of a diversified plan.

On a more positive note the SUMMIT EVEREST FUND, our flagship large cap value equity fund, continues to significantly outperform both its benchmark indices and its competitors. Everest has risen 9.0% in the trailing twelve month period, handily outpacing the Russell 1000 Value Index (down 8.9%) and S&P 500 Index (down 26.6%). Morningstar ranks Everest in the top 2% of 774 competing "Large Value" funds for the twelve month period ended September 30, 2001.

Conversely, the fixed income markets enjoyed a solid twelve month period. The aggressive interest rate reductions by the Federal Reserve allowed all of our fixed income mutual fund options to post strong, positive returns as well. The SUMMIT LEHMAN AGGREGATE BOND INDEX FUND rose 12.1% in the period, followed closely by the SUMMIT BOND FUND (+9.8%) and the SUMMIT SHORT-TERM GOVERNMENT FUND (+10.1%). Overall, the bond market provided a solid return for investors that diversified into the fixed income asset class.

The past year has been eventful not only because of financial market activity, but also because of the following significant developments:

- An initiative to educate investors on asset diversification -- our "Core & Explore" theme utilizing both index funds and actively managed funds has been well received. The concept of utilizing these two different investment styles may be effective in a comprehensive investment portfolio. Combining both investment styles allows the "core" or indexed portion of your portfolio to keep pace with the market, with the investor placing or "exploring" the remainder of the portfolio among those actively managed funds that have the potential to beat the market averages.

- We continue to have as one of our top priorities an ability to increase both the timeliness and quality of information provided to shareholders. We have upgraded our web site too. Individual account access has been further enhanced and includes account balance information, purchases and sales, and exchanges among all Summit Funds. Based on your calls and questions, we know that you desire more information about our policies, fund performance, and investment philosophy. Please visit the Fund's web site at www.summitfunds.com to learn more.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   2001 ANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

- Two new funds were introduced in December 2000 and two additional funds were added in July 2001. These funds are:

SUMMIT EAFE INTERNATIONAL INDEX FUND (SAEIX) - The EAFE (Europe, Australasia, & the Far East) Index is an equity index that includes over 900 foreign companies in 20 different countries constituting a major share of the world's capital markets;

SUMMIT TOTAL SOCIAL IMPACT (TSI) FUND (SATSX) - This unique stakeholder oriented fund invests in all 500 S&P companies with the weighting based on their TSI rating. The TSI rating is derived from over 80 different measures of how companies treat their stakeholders. In contrast to traditional socially responsible funds, the Summit TSI Fund emphasizes excellent business practices instead of screening out companies on a product specific basis, e.g. alcohol or defense.

SUMMIT HIGH YIELD BOND FUND (SAPHX) - The fund invests at least 65% of its assets in high yielding, higher risk securities known as "junk" bonds.

SUMMIT EMERGING MARKETS BOND FUND (SAEMX) - Government and corporate bonds issued by entities in emerging markets nations comprise this fund's holdings.

In this volatile investment climate our suggestion is to stay focused on long-term investment fundamentals. Our experience suggests that this is not the time to make dramatic shifts in portfolios. A long-term plan that appropriately diversifies your investment holdings is the best course of action. Investing among different Summit Funds may help you with this important goal. We thank you for the trust that you have placed in us -- we want to assure you that your interests are at the forefront of our efforts.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President & Chief Executive Officer

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                           S&P 500 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index ("the S&P 500").

STRATEGY - The S&P 500 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 500 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Apex S&P 500 Fund's return for the twelve month period ended September 30, 2001 was down 26.88%. The return of the actual S&P 500 Index, by comparison, was down 26.62% for the same period.

The negative returns for the period reflect new concerns regarding terrorism and our "war" thereon, uncertainty regarding energy prices, a slowing domestic economy, and declining corporate profits.

Prior to the attacks, equity market participants were beginning to see evidence that the corporate earnings cycle had bottomed as negative earnings preannouncements were beginning to slow and new orders and production were beginning to expand. The terrorist attacks of September 11, 2001, virtually eliminated any hope of the U.S. economy strengthening in the fourth quarter of 2001, and pushed the hopes of any real recovery in corporate profits into the first or second quarters of 2002. All industry sectors have been affected by the attacks, but longer-lasting effects will clearly be felt by sectors such as airlines, cruise lines, and other travel and leisure businesses.

On a relative basis, the sectors that contributed most negatively to the Index's return for the period included technology, utilities, and capital goods. The worst performing companies for the period included some of the "high-flyers" of the last decade, including: Sun Microsystems (down 85.8%), Veritas Software (down 87%), JDS Uniphase (down 93.3%), and Palm (down 97.2%).

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $129.9 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.9 Billion
      Average Price-to-earnings Ratio:                     22.29x
      Average Price-to-book Ratio:                         2.2x
      Dividend Yield:                                      1.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P 500 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                        1-YEAR                           SINCE INCEPTION
-26.88%                                                          -20.94%

Past performance is not predictive of future results.

          S&P 500 FUND  S&P 500 INDEX
3/31/00     $10,000.00     $10,000.00
4/30/00      $9,700.00      $9,699.20
5/31/00      $9,500.00      $9,500.17
6/30/00      $9,730.00      $9,734.35
7/31/00      $9,580.00      $9,582.11
8/31/00     $10,170.39     $10,177.25
9/30/00      $9,628.77      $9,639.89
10/31/00     $9,588.65      $9,599.12
11/30/00     $8,826.00      $8,842.32
12/31/00     $8,876.18      $8,885.65
1/31/01      $9,178.09      $9,201.09
2/28/01      $8,342.81      $8,362.87
3/31/01      $7,809.43      $7,833.50
4/30/01      $8,413.25      $8,441.38
5/31/01      $8,462.70      $8,497.94
6/30/01      $8,260.97      $8,291.44
7/31/01      $8,170.19      $8,210.18
8/31/01      $7,655.77      $7,697.04
9/30/01      $7,040.48      $7,075.89

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      General Electric                                             3.80%
      Microsoft Corp.                                              2.83%
      Exxon Mobil Corp.                                            2.79%
      Pfizer, Inc.                                                 2.60%
      Wal-Mart Stores                                              2.27%
      American International Group                                 2.11%
      Citigroup Inc.                                               2.09%
      Johnson & Johnson                                            1.72%
      International Business Machines                              1.65%
      SBC Communications Inc.                                      1.63%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     17.7%
Technology                    14.8%
Health Care                   14.6%
Consumer Staples              13.2%
Capital Goods                  8.4%
Consumer Cyclicals             8.4%
Energy                         6.6%
Communications Services        6.6%
Utilities                      3.4%
Short-Term, Futures, & Other   3.0%
Basic Materials                2.6%
Transportation                 0.7%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index ("the Index").

STRATEGY - The S&P MidCap 400 Index Fund ("the Fund") will remain fully invested in stocks included in the S&P 400 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex MidCap 400 Index Fund is to replicate the performance of the S&P MidCap 400 Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses. The Index constituents are medium-sized companies (average market capitalizations typically ranging between $2 billion and $10 billion), representing a diverse group of industries.

During the twelve-month period ending September 30, 2001, the Fund declined 19.81%. Comparatively, the Index declined 19.0%. The negative returns for the period reflect new concerns regarding terrorism, the U.S. "war" thereon, uncertainty regarding energy prices, a slowing domestic economy, and declining corporate profits.

Historically, during periods of aggressive monetary easing, mid-capitalization and small capitalization companies have typically outperformed larger companies. Accordingly, the MidCap 400 Index outperformed the S&P 500 Index by 7.6% for the twelve-month period. Sectors that performed well during the period were consumer staples, utilities, and financials, with relative returns of 49.6%, 28.5%, and 23.3%, respectively. Sectors that performed poorly during the twelve-month period included energy and technology, which were down 16.1% and 32.8%, respectively.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $14.2 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.526 Billion
      Average Price-to-earnings Ratio:                     18.40x
      Average Price-to-book Ratio:                         2.37x
      Dividend Yield:                                      1.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                            1-YEAR                              SINCE INCEPTION
-19.81%                                                                  -9.51%

Past performance is not predictive of future results.

        S&P MIDCAP FUND  S&P MIDCAP 400 INDEX
Mar-00          $10,000               $10,000
Apr-00           $9,600                $9,650
May-00           $9,490                $9,531
Jun-00           $9,610                $9,671
Jul-00           $9,760                $9,823
Aug-00          $10,831               $10,920
Sep-00          $10,741               $10,845
Oct-00          $10,370               $10,478
Nov-00           $9,606                $9,687
Dec-00          $10,324               $10,427
Jan-01          $10,517               $10,660
Feb-01           $9,907               $10,052
Mar-01           $9,154                $9,305
Apr-01          $10,161               $10,332
May-01          $10,387               $10,573
Jun-01          $10,336               $10,530
Jul-01          $10,183               $10,373
Aug-01           $9,837               $10,034
Sep-01           $8,613                $8,786

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           1.80%
      Genzyme Corp.                                                0.99%
      IDEC Pharmaceuticals Corp.                                   0.84%
      M&T Bank Corp.                                               0.81%
      SunGard Data Systems                                         0.70%
      Electronic Arts                                              0.69%
      Marshall & Ilsley Corp.                                      0.66%
      RJ Reynolds Tobacco Holdings                                 0.66%
      Quest Diagnostics                                            0.65%
      Telephone & Data Systems                                     0.63%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures, & Other  17.0%
Financial                     16.1%
Technology                    13.8%
Health Care                   11.0%
Consumer Cyclicals            10.8%
Utilities                      7.2%
Consumer Staples               6.5%
Capital Goods                  6.0%
Energy                         4.4%
Basic Materials                4.4%
Transportation                 1.6%
Communications                 1.2%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index ("the Index").

STRATEGY - The Russell 2000 Small Cap Index Fund will remain fully invested in stocks included in the Russell 2000 Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex Russell 2000 Small Cap Index Fund (the "Fund") is to replicate the performance of the Russell 2000 Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. The Russell 2000 constituents represent the smallest 2000 companies within the Russell 3000. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with an average market capitalization of approximately $500 million. During the twelve month period ended September 30, 2001, the Fund declined 21.40%, versus the Index, which declined 21.09%.

During the past twelve months, the Federal Reserve has aggressively reduced the Federal Funds rate in an attempt to stimulate the economy. The current period of easing has proven to be one of the most aggressive in history. Including the fifty basis-point cut on September 17th, the Fed had eased eight times in 2001, reducing the Federal Funds rate a total of 350 basis points. Generally, smaller capitalization companies outperform during a period of aggressive Fed easing. Accordingly, we have seen the Index outperform the larger capitalization benchmarks. During the past twelve months, the Index has fallen 21.09% versus the S&P 500 Index, which declined 26.62%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $17.8 Million
      Number of Equity Holdings:                           1,978
      Median Cap Size:                                     $326 Million
      Average Price-to-earnings Ratio:                     45.12x
      Average Price-to-book Ratio:                         1.62x
      Dividend Yield:                                      1.58%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP FUND - AVERAGE ANNUAL TOTAL RETURN
                             1-YEAR                               SINCE INCEPTION
-21.40%                                                                    -9.05%

Past performance is not predictive of future results.

        RUSSELL 2000 FUND  RUSSELL 2000 SMALL CAP INDEX
Dec-99            $10,000                       $10,000
Dec-99            $10,310                       $10,338
Jan-00            $10,070                       $10,171
Feb-00            $12,200                       $11,851
Mar-00            $11,100                       $11,071
Apr-00            $10,450                       $10,404
May-00             $9,840                        $9,798
Jun-00            $10,660                       $10,654
Jul-00            $10,330                       $10,321
Aug-00            $11,102                       $11,103
Sep-00            $10,770                       $10,774
Oct-00            $10,309                       $10,294
Nov-00             $9,273                        $9,238
Dec-00            $10,039                       $10,036
Jan-01            $10,563                       $10,558
Feb-01             $9,887                        $9,866
Mar-01             $9,413                        $9,384
Apr-01            $10,129                       $10,117
May-01            $10,369                       $10,364
Jun-01            $10,714                       $10,722
Jul-01            $10,116                       $10,142
Aug-01             $9,792                        $9,814
Sep-01             $8,466                        $8,493

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                              3.83%
      New York Community Bancorp Inc.                              0.27%
      TriQuint Semiconductor Inc.                                  0.27%
      Sensormatic Electronics Corp.                                0.27%
      Alliant Techsystems Inc.                                     0.25%
      LifePoint Hospitals Inc.                                     0.24%
      IndyMac Bancorp Inc.                                         0.23%
      Ball Corp.                                                   0.23%
      Dean Foods Co.                                               0.23%
      Dial Corp.                                                   0.22%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     21.1%
Consumer Non-Cyclical         19.8%
Industrial                    14.0%
Consumer Cyclical             12.1%
Technology                     8.8%
Communications                 7.6%
Short-Term, Futures, & Other   6.3%
Utilities                      4.2%
Basic Materials                3.1%
Energy                         2.9%
Diversified                    0.1%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index ("the Index").

STRATEGY - The Nasdaq-100 Index Fund ("the Fund") will remain fully invested in stocks included in the Nasdaq-100 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex Nasdaq-100 Index Fund is to replicate the performance of the Nasdaq-100 Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. During the twelve month period ended September 30, 2001, the Fund declined 67.85%. Comparatively, the Index declined 67.26%.

Economic weakness over the past twelve months has negatively impacted the performance of the Nasdaq-100 Index constituents. The technology sector, which comprises more than 60% of the total Index, has suffered from reduced earnings visibility and negative earnings revisions. There has been a dramatic reduction in the level of corporate capital expenditures for hardware, software, and telecommunications products. In addition, the tragic events of September 11th delayed what many economists believed was the beginning of an economic recovery. The equity markets now face additional near-term uncertainty due predominantly to concerns about future attacks, the potential for a U.S. retaliation, and the economic impact thereof.

One of the top performing stocks and the only technology stock within the Index posting a positive return for the period was Concord EFS, which returned 37.83%. Other top performing stocks in the Index include Paccar and Genzyme-General, returning 38.42% and 33.22%, respectfully. Stocks in the Index having the largest negative impact included: XO Communications, Ariba, Palm Inc, and Juniper Networks, all down more than 95%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 1999
      Total Net Assets:                                    $7.4 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $4.9 Billion
      Average Price-to-earnings Ratio:                     48.79x
      Average Price-to-book Ratio:                         2.98x
      Dividend Yield:                                      0.09%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT NASDAQ-100 FUND - AVERAGE ANNUAL TOTAL RETURN
                       1-YEAR                         SINCE INCEPTION
-67.85%                                                       -47.72%

Past performance is not predictive of future results.

        NASDAQ FUND  NASDAQ-100 INDEX
Dec-99      $10,000           $10,000
Dec-99      $10,310           $10,304
Jan-00       $9,970            $9,922
Feb-00      $12,020           $11,859
Mar-00      $12,310           $12,224
Apr-00      $10,590           $10,488
May-00       $9,310            $9,240
Jun-00      $10,540           $10,462
Jul-00      $10,070           $10,033
Aug-00      $11,372           $11,336
Sep-00       $9,938            $9,927
Oct-00       $9,116            $9,125
Nov-00       $6,996            $6,969
Dec-00       $6,512            $6,511
Jan-01       $7,167            $7,210
Feb-01       $5,272            $5,306
Mar-01       $4,334            $4,375
Apr-01       $5,101            $5,159
May-01       $4,949            $5,006
Jun-01       $5,020            $5,090
Jul-01       $4,617            $4,683
Aug-01       $4,022            $4,088
Sep-01       $3,195            $3,250

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corp.                                              8.74%
      Intel Corp.                                                  4.44%
      QUALCOMM Inc.                                                4.03%
      Cisco Systems, Inc.                                          2.94%
      Nasdaq 100 Shares                                            2.91%
      Oracle Corp.                                                 2.70%
      Amgen Inc.                                                   2.66%
      Dell Computer Corp                                           1.65%
      Maxim Integrated Products, Inc.                              1.50%
      Comcast Corporation                                          1.49%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    49.4%
Short-Term, Futures, & Other  26.9%
Health Care                   10.4%
Consumer Services              8.0%
Public Utilities               2.3%
Capital Goods                  1.9%
Consumer Non-Durables          0.8%
Basic Industries               0.3%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                                  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
                                                EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The EAFE International Index Fund ("the Fund") will invest primarily in common stocks of the companies that comprise the EAFE Index.

MANAGER'S COMMENTS:

The Summit Apex EAFE International Index Fund commenced operations on
December 28, 2000. The Fund's return for the period end September 30, 2001 was down 26.04%. The return of the MSCI EAFE Index, for comparison, for the same time period was down 26.30%.

The negative performance represents investor decisions that growth in the developed international environment was subdued by high interest rates and high relative energy and commodity prices. Toward the end of the summer, those elevated interest rates and commodity prices began to rapidly decline and has set the stage for a worldwide recovery. In addition, weaker prospects for U.S. economic growth and financial asset price growth weakened U.S. Dollar currency performance that helped international equity performance in the third quarter of 2001.

Every country in the MSCI Index had negative performance. Austria and New Zealand were the best performing (down 3.9% and down 5.8%, respectively, based in U.S. Dollars) for the last nine months. The top two largest country weightings, United Kingdom and Japan, were down 19.4% and down 24.8%, respectively. The worst country performers for the last six months were Luxembourg (down 62.9%) and Finland (down 58.3%).

                                   FUND DATA

      Manager:                                             Subadvised by World
                                                           Asset Management,
                                                           L.L.C.
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $17.9 Million
      Number of Holdings:                                  459
      Median Cap Size:                                     $6.7 Billion
      Average Price-to-earnings Ratio:                     17.9x
      Average Price-to-book Ratio:                         2.1x
      Dividend Yield:                                      2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit EAFEIntl Index Fund - Total Return Since Inception -26.04%
Past performance is not predictive of future results.

        EAFEINTL FUND  EAFEINTL INDEX
Dec-00        $10,000         $10,000
Dec-00        $10,090         $10,095
Jan-01        $10,150         $10,101
Feb-01         $9,370          $9,349
Mar-01         $8,730          $8,716
Apr-01         $9,320          $9,316
May-01         $8,989          $8,973
Jun-01         $8,618          $8,606
Jul-01         $8,468          $8,450
Aug-01         $8,238          $8,236
Sep-01         $7,396          $7,402

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BP Amoco Plc                                                 2.95%
      GlaxoSmithKline Plc                                          2.67%
      Vodafone Group Plc                                           2.19%
      Novartis                                                     1.81%
      Royal Dutch Petroleum Company                                1.73%
      TotalFinaElf SA                                              1.58%
      Toyota Motor Corporation                                     1.52%
      HSBC Holdings Plc                                            1.52%
      Nestle SA                                                    1.30%
      AstraZeneca Plc                                              1.29%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom      23.8%
Japan               21.1%
France              11.3%
Germany              8.3%
Switzerland          7.5%
Netherlands          5.8%
Italy                4.6%
Spain                3.6%
Other Countries      3.6%
Australia            3.2%
Sweden               2.2%
Hong Kong            1.9%
Finland              1.6%
Belgium              1.1%
Short-Term & Other   0.4%

    The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index ("the S&P 500"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the S&P 500 that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Total Social Impact Fund will invest in all stocks that are included in the S&P 500. However, the percentage invested in each stock will vary from the S&P 500 weighting to reflect the company's Total Social Impact
(TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

The Summit Apex Total Social Impact Fund (the "Fund") completed its third quarter of investment activity on September 30, 2001. It has been a challenging year to launch a new fund, especially one that focuses on promoting better business practices. Since inception the Fund is down 21.94% compared to its benchmark, the S&P 500, which is down 21.22%. During this period, the equity market has been very weak due to the softening economy and horrendous terrorist incidents on September 11, 2001. The third quarter alone resulted in a decline of 14.77%.

The Fund is an enhanced version of the S&P 500. Consequently, while it invests in all 500 of the benchmark companies, the weightings are changed to reflect corporate business practice ratings. The technology sector, which includes many prestigious corporations with excellent business practices, has been hit hard. Due to a slight overweight in the TSI portfolio (roughly 10%) the Fund lost 60 basis points versus the benchmark. Cisco and Nortel represented half of that underperformance. The financial sector has been a plus for the portfolio mainly due to individual holdings, like Fannie Mae, which is overweighed due to excellent business practices resulting in a high TSI rating. In 7 of the 11 industry sectors that we track, the enhancement of applying TSI ratings to benchmark weightings resulted in positive contributions to performance.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $3.9 Million
      Number of Holdings:                                  500
      Median Cap Size:                                     $6.9 Billion
      Average Price-to-earnings Ratio:                     20.94x
      Average Price-to-book Ratio:                         3.12x
      Dividend Yield:                                      1.48%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit TSI Fund - Total Return Since Inception -21.94%
Past performance is not predictive of future results.

        TSI FUND  S&P 500 INDEX
Dec-00   $10,000        $10,000
Dec-00    $9,890         $9,896
Jan-01   $10,300        $10,247
Feb-01    $9,300         $9,314
Mar-01    $8,699         $8,724
Apr-01    $9,350         $9,401
May-01    $9,389         $9,464
Jun-01    $9,159         $9,234
Jul-01    $9,089         $9,144
Aug-01    $8,508         $8,572
Sep-01    $7,806         $7,880

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  4.78%
      General Electric                                             3.22%
      Wal-Mart Stores                                              2.49%
      Microsoft Corp.                                              2.45%
      Pfizer, Inc.                                                 2.16%
      American International Group                                 2.09%
      Exxon Mobil Corp.                                            2.09%
      International Business Machines                              1.81%
      Merck & Co.                                                  1.66%
      Intel Corp.                                                  1.61%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                16.8%
Technology               15.4%
Health Care              13.1%
Consumer Staples         12.8%
Consumer Cyclicals        8.7%
Capital Goods             7.8%
Short-Term & Other        7.1%
Communications Services   6.3%
Energy                    5.4%
Utilities                 3.3%
Basic Materials           2.6%
Transportation            0.7%

    The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                          BALANCED INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Balanced Index Fund will invest approximately 60% of its net assets in a portfolio of stocks included in the S&P 500 and in futures of the Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

The objective of the Summit Apex Balanced Index Fund (the "Fund") is to produce investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. The Fund's return for the 12-month period ended September 30, 2001 was down 12.45%. Comparatively, the theoretical Balanced Index return was down 12.19%. The return of the S&P 500 Index for the period ended September 30, 2001 was down 26.62%, while the return of the Lehman Brothers Aggregate Bond Index for the period was up 12.95%.

The appeal of balanced funds is their inherent diversification among market sectors. The benefit of this diversification was clearly illustrated during the period ended September 30, 2001. The S&P 500 Index component offers upside potential during strong equity markets, and the Lehman Brothers Aggregate Bond Index component offers some downside protection during periods of falling equity markets.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $27.1 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.9 Billion
      Average Price-to-earnings Ratio:                     20.68x
      Average Price-to-book Ratio:                         3.10x
      Dividend Yield:                                      1.49%
      Number of Fixed Income Holdings:                     15
      Average Duration:                                    4.35 years
      Average Maturity:                                    15 years
      Average Credit Quality:                              AAA
      Current Yield:                                       5.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BALANCED INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                         1-YEAR                           SINCE INCEPTION
-12.45%                                                            -8.53%

Past performance is not predictive of future results.

                                            LEHMAN BROTHERS AGGREGATE
        BALANCED INDEX FUND  S&P 500 INDEX         BOND INDEX
Mar-00              $10,000        $10,000                    $10,000
Apr-00               $9,810         $9,699                     $9,971
May-00               $9,690         $9,500                     $9,967
Jun-00               $9,930         $9,734                    $10,174
Jul-00               $9,870         $9,582                    $10,266
Aug-00              $10,291        $10,177                    $10,415
Sep-00               $9,988         $9,640                    $10,481
Oct-00               $9,988         $9,599                    $10,550
Nov-00               $9,582         $8,842                    $10,723
Dec-00               $9,691         $8,886                    $10,922
Jan-01               $9,948         $9,201                    $11,101
Feb-01               $9,424         $8,363                    $11,197
Mar-01               $9,105         $7,834                    $11,253
Apr-01               $9,507         $8,441                    $11,206
May-01               $9,577         $8,498                    $11,273
Jun-01               $9,442         $8,291                    $11,316
Jul-01               $9,484         $8,210                    $11,570
Aug-01               $9,161         $7,697                    $11,703
Sep-01               $8,744         $7,076                    $11,840

                             TOP 10 EQUITY HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  3.76%
      General Electric                                             2.04%
      Microsoft Corp.                                              1.52%
      Exxon Mobil Corp.                                            1.50%
      Pfizer, Inc.                                                 1.40%
      Wal-Mart Stores                                              1.23%
      American International Group                                 1.14%
      Citigroup Inc.                                               1.12%
      Johnson & Johnson                                            0.93%
      International Business Machines                              0.90%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   52.2%
Treasuries & Agency Notes     16.3%
Mortgage-Backed Securities    11.7%
Corporate Bonds               10.4%
Short-Term, Futures, & Other   9.4%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index ("Lehman Bond Index").

STRATEGY - The Lehman Aggregate Bond Index Fund ("the Fund") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Fund's total assets may be invested in financial futures or options contracts. The Fund will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

The Summit Apex Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the Lehman Bond Index. Given the large number of individual securities comprising the Lehman Bond Index, the Fund will be unable to hold all of the securities in their respective weightings. Therefore, the Fund will hold a representative sample of the securities designed to replicate the performance of the entire Lehman Bond Index.

The Fund's return for the twelve month period ending September 30, 2001 was 12.06%, versus the Lehman Bond Index return of 12.95%.

The Lehman Bond Index is a proxy for intermediate-term, investment grade bonds, including corporate, treasury, agency, and asset-backed bonds. These securities provided investors a safe haven from the volatility of stocks during the period, many of which have fallen amid concerns over terrorism; and our "war" thereon, and a slowing domestic economy. U.S. Treasury securities, a sizable component of the Index, continued to benefit from the easing monetary stance taken by the Federal Reserve.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $16.7 Million
      Number of Holdings:                                  21
      Average Duration:                                    4.83 years
      Average Maturity:                                    13.9 years
      Average Credit Quality:                              AAA
      Current Yield:                                       5.08%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT LEHMAN BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                       1-YEAR                          SINCE INCEPTION
12.06%                                                          11.19%

Past performance is not predictive of future results.

        LEHMAN BOND FUND  LEHMAN BOND INDEX
Mar-00           $10,000            $10,000
Apr-00            $9,960             $9,971
May-00            $9,951             $9,967
Jun-00           $10,162            $10,174
Jul-00           $10,242            $10,266
Aug-00           $10,394            $10,415
Sep-00           $10,455            $10,481
Oct-00           $10,527            $10,550
Nov-00           $10,714            $10,723
Dec-00           $10,925            $10,922
Jan-01           $11,040            $11,101
Feb-01           $11,135            $11,197
Mar-01           $11,198            $11,253
Apr-01           $11,135            $11,206
May-01           $11,209            $11,273
Jun-01           $11,252            $11,316
Jul-01           $11,499            $11,570
Aug-01           $11,629            $11,703
Sep-01           $11,716            $11,840

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            82%
      A                                                               6%
      BBB                                                            11%
      B                                                               1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  42.8%
Mortgage-Backed Securities      31.5%
Corporate Bonds & Notes         24.3%
Short-Term & Other               1.4%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                 EVEREST FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Apex Everest Fund performance for the period October 1, 2000 to September 30, 2001 was up 9.01% versus an 8.91% drop for the Russell 1000 Value Index and a 26.62% drop for the S&P 500 Index.

The aftermath of the NASDAQ meltdown, which peaked March 10th, 2000, was worsened by the combination of Presidential election uncertainty and earnings deterioration. In this environment, high price-to-earnings stocks dependent on accelerating earnings growth suffered the most. Federal Reserve Chairman Greenspan (who had commented on the "irrational exuberance") observed the carnage and began sounding less hawkish on interest rates in late 2000. In calendar year 2000, the NASDAQ suffered its worst single calendar year loss since its inception in 1971 (down 39.3%). On December 19th, the Federal Open Market Committee moved direction from a tightening bias to an easing bias, skipping neutral bias. This foretold the first easing by Greenspan on January 3, 2001. The "January Effect" returned, helped in good measure by the Federal Reserve cutting the discount rate twice in January. The interest rate cuts lead to the good old-fashioned exuberance and NASDAQ continued to whipsaw as January was up 12.2% and February was down 22.4%. Frequent corporate layoffs were announced casting a negative tone on Wall and Main Street. Heading into the summer, as the federal funds rate started approaching the inflation rate, the Federal Reserve was running short of interest rates to cut.

After the markets reopened for trading with a one-week hiatus due to the September 11th terrorist attacks, the Dow Jones Industrial Average suffered its worst-ever one-week point loss. To buck and bolster the markets, the Fed stepped in with a mid-meeting rate cut of 50 basis points, the eighth cut of the year and cumulative 350 basis points. The combination of massive monetary liquidity, fiscal stimulus, SEC rule-loosening and patriotic stock-buying fervor combined to keep the stock market damage from spreading. Travel and entertainment cutbacks exacerbated the already weak economy. A year ago the economy was weakened by extreme political partisanship. One year hence, the economic slowdown is marked by bioterror, fears of rising unemployment but extreme political bipartisanship. One year ago, monetary policy was the only economic stimulus lever being pushed. Currently, fiscal policy will attempt to be stimulative as the lock on the Social Security "lockbox" has been picked by foreign invasion.

The Everest Fund has been extremely fortunate in this timeframe to have been defensively positioned. By having a portfolio diversified into below-market price-to-earnings multiples and an underweighting in technology, the fund has shown positive returns when most indices have not. The modus operandi of selling securities when they outperform the market by a significant percentage and rotating from sectors that seem "pricey" to those that are temporarily out-of-favor has been crucial in this environment. In the late 1990's these strategies would have been too conservative. With the tech bubble burst and investors frantically searching for a rebound, this strategy has paid off.

                                   FUND DATA

      Manager:                                             James McGlynn
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $57.5 Million
      Number of Holdings:                                  48
      Median Cap Size:                                     $12.4 Billion
      Average Price-to-earnings Ratio:                     16.6x
      Average Price-to-book Ratio:                         3.1x
      Dividend Yield:                                      2.37%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT EVEREST FUND - AVERAGE ANNUAL TOTAL RETURN
                     1-YEAR                        SINCE INCEPTION
9.01%                                                        6.94%

Past performance is not predictive of future results.

        EVEREST FUND  RUSSELL 1000 VALUE INDEX
Dec-99    $10,000.00                $10,000.00
Dec-99    $10,040.00                $10,109.00
Jan-00     $9,450.00                 $9,779.24
Feb-00     $8,760.00                 $9,052.65
Mar-00     $9,860.00                $10,157.16
Apr-00     $9,670.00                $10,038.93
May-00    $10,040.00                $10,144.74
Jun-00     $9,780.00                 $9,681.13
Jul-00     $9,720.00                 $9,802.33
Aug-00    $10,230.36                $10,347.74
Sep-00    $10,320.89                $10,442.52
Oct-00    $10,723.26                $10,698.99
Nov-00    $10,642.75                $10,301.84
Dec-00    $11,284.63                $10,817.97
Jan-01    $11,730.34                $10,859.61
Feb-01    $11,537.88                $10,557.61
Mar-01    $11,203.00                $10,184.92
Apr-01    $11,913.34                $10,683.99
May-01    $12,296.84                $10,924.38
Jun-01    $12,162.28                $10,681.85
Jul-01    $12,338.24                $10,659.42
Aug-01    $11,841.40                $10,231.98
Sep-01    $11,251.40                 $9,511.65

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      SBC Communications Inc.                                      3.86%
      Citigroup Inc.                                               3.84%
      FleetBoston Financial                                        2.96%
      KeyCorp                                                      2.61%
      FedEx Corporation                                            2.60%
      USX-Marathon Group                                           2.50%
      McDonald's Corp.                                             2.44%
      Du Pont (E.I.)                                               2.43%
      BellSouth                                                    2.33%
      SCANA Corp.                                                  2.32%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                29.9%
Energy                   14.0%
Technology                9.2%
Utilities                 9.0%
Health Care               7.0%
Consumer Staples          6.2%
Communications Services   6.2%
Capital Goods             5.0%
Transportation            4.3%
Consumer Cyclicals        3.6%
Short-Term & Other        3.2%
Basic Materials           2.4%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Bond Fund ("the Fund") intends to invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt securities, convertible preferred and preferred stock, or other securities.

MANAGER'S COMMENTS:

The Summit Apex Bond Fund had a total return of 9.78% for the year ended September 30, 2001 compared to a total return of 12.95% for the Lehman Brothers Aggregate Bond Index (the "Index").

Over the past year, the U.S. economic growth has turned weaker. Most economic forecasters are looking for at least a mild recession over the next few months before growth picks up later in 2002. The unemployment rate increased from a low of 3.8% to 4.9% with further increases on the horizon. To offset the slowing economy, the Federal Reserve dramatically reduced short-term interest rates starting in January. Unfortunately, the terrorist attack of September 11th wiped out the easing financial conditions that occurred over the past nine months. Considerably more monetary and fiscal stimulus will be forthcoming to bolster the economy.

The sectors with the greatest positive influence on the Fund over the past year were long corporate and treasury bonds, asset-backed securities, commercial mortgage-backed securities and subordinate mortgage-backed securities. The sectors that under performed the Index were lower rated corporate bonds including telecom, airlines and high yield bonds in general. Agency mortgage-backed securities also under performed due to increased prepayment concerns caused by lower interest rates.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $102.1 Million
      Number of Holdings:                                  92
      Average Duration:                                    4.36 years
      Average Maturity:                                    8.7 years
      Average Credit Quality:                              AA
      Current Yield:                                       6.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                    1-YEAR                      SINCE INCEPTION
9.78%                                                     8.61%

Past performance is not predictive of future results.

        BOND FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-00    $10,000                               $10,000
Apr-00     $9,920                                $9,971
May-00     $9,810                                $9,967
Jun-00    $10,052                               $10,174
Jul-00    $10,152                               $10,266
Aug-00    $10,335                               $10,415
Sep-00    $10,304                               $10,481
Oct-00    $10,284                               $10,550
Nov-00    $10,409                               $10,723
Dec-00    $10,555                               $10,922
Jan-01    $10,755                               $11,101
Feb-01    $10,893                               $11,197
Mar-01    $10,957                               $11,253
Apr-01    $10,914                               $11,206
May-01    $10,975                               $11,273
Jun-01    $10,953                               $11,316
Jul-01    $11,191                               $11,570
Aug-01    $11,323                               $11,703
Sep-01    $11,312                               $11,840

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            43%
      AA                                                              4%
      A                                                               9%
      BBB                                                            20%
      BB                                                             18%
      B                                                               5%
      CCC                                                             1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes             45.0%
U.S. Treasury Obligations           33.5%
Mortgage & Asset Backed Securities  18.5%
Short-Term & Other                   3.0%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government and its agencies.

STRATEGY - The Short-term Government Fund intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Summit Apex Short-term Government Fund (the "Fund") had a total return of 10.11% for the year ended September 30, 2001 compared to a total return of 11.43% for the Salomon 1-5 Year Treasury Index (the "Index").

The long growth period in the U.S. economy slowed significantly over the past year. It is anticipated the decline will lead to a modest recession over the next few months before growth resumes later in 2002. To offset the slowing economy, the Federal Reserve dramatically reduced short-term interest rates starting in January. Rates across the yield curve dropped to the lowest levels in over 30 years as the economy continued to exhibit signs of weakness. As a result of the terrorist attack in September, considerably more monetary and fiscal stimulus will be forthcoming in an attempt to jumpstart the economy.

The sectors with the largest positive influence on the Fund during the past year were intermediate U.S. treasury and agency notes and the short mortgage-backed positions. The sectors that under performed the Index were the 1 to 2 year U.S. treasury and agency notes and the cash position in the Fund. Even though the largest decline in interest rates occurred in the shorter maturities over the past year, longer maturities will generally exhibit greater price return than shorter maturities in periods of declining interest rates.

                                   FUND DATA

      Manager:                                             Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $16.8 Million
      Number of Holdings:                                  10
      Average Duration:                                    2.32 years
      Average Maturity:                                    3.4 years
      Average Credit Quality:                              AAA
      Current Yield:                                       3.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT SHORT-TERM GOV'T FUND - AVERAGE ANNUAL TOTAL RETURN
                          1-YEAR                            SINCE INCEPTION
10.11%                                                                9.60%

Past performance is not predictive of future results.

        SHORT TERM GOV'T FUND  SALOMON 1-5 YR TREASURY INDEX
Mar-00                $10,000                        $10,000
Apr-00                $10,020                        $10,013
May-00                $10,040                        $10,054
Jun-00                $10,161                        $10,179
Jul-00                $10,261                        $10,244
Aug-00                $10,352                        $10,332
Sep-00                $10,414                        $10,415
Oct-00                $10,465                        $10,475
Nov-00                $10,578                        $10,593
Dec-00                $10,732                        $10,812
Jan-01                $10,857                        $10,947
Feb-01                $10,931                        $11,032
Mar-01                $11,005                        $11,107
Apr-01                $11,005                        $11,106
May-01                $11,047                        $11,161
Jun-01                $11,069                        $11,198
Jul-01                $11,207                        $11,360
Aug-01                $11,283                        $11,444
Sep-01                $11,466                        $11,660

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                           100%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agencies Notes  80.8%
Mortgage-Backed Securities   15.4%
Short-Term & Other            3.8%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high income and capital appreciation.

STRATEGY - The Emerging Markets Bond Fund intends to invest primarily in government and corporate bonds of emerging market nations.

MANAGER'S COMMENTS:

The Summit Apex Emerging Markets Bond Fund was opened July 9, 2001. The Fund had a total return of a 10.56% decline since inception, compared to a total return of a 4.26% decline for the Salomon Brothers High Yield Market Index.

Emerging market bonds have posted negative returns recently as a slowing global economy, combined with unstable foreign markets, has weighed heavily on returns. Lead by the instability and a possible default or restructuring of Argentina's debt, the market for sovereign emerging market debt has been highly volatile over the last several months. The market for emerging market corporate debt has been even more volatile and the markets have been less liquid.

In terms of Brady Bond debt, Argentina and Brazil were the worst performing sectors, while Mexico, the Philippines and Poland were the best performing sectors. Generally speaking, non-Latin debt outperformed Latin debt during the period.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $16.1 Million
      Number of Fixed Income Holdings:                     31
      Average Duration:                                    2.65 years
      Average Maturity:                                    6.2 years
      Average Credit Quality:                              B
      Current Yield:                                       22.67%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes  81.6%
Short-Term & Other       18.4%

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BB                                                           10.1%
      B                                                            44.0%
      CCC                                                          28.6%
      CC                                                            0.5%
      NR                                                           16.8%

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                         HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund intends to invest primarily in high yield, high risk bonds, with maturities.

MANAGER'S COMMENTS:

The Summit Apex High Yield Bond Fund was opened July 9, 2001. The Fund had a total return of an 8.31% decline since inception, compared to a total return of a 4.26% decline for the Salomon Brothers High Yield Market Index.

The high yield market has posted negative returns recently as the combination of a slowing economy, lower corporate profits and higher default rates have weighed heavily on the market. The U.S. economy has slowed dramatically over the last year and is widely viewed as being in recession currently. Unfortunately, the terrorist attack of September 11th has added a further element of uncertainty to the economic outlook. Corporate profits remain depressed, and the financial pressure is negatively affecting many high yield issuers. In fact, Moody's projects the annual default rate for high yield bonds to peak during 2002 at a rate north of 10%. This would be the highest 12-month default rate in 10 years.

On the positive side, the Federal Reserve has dramatically reduced short-term interest rates in an effort to mitigate the economic decline. In addition, there will be an increase in fiscal stimulus from the Federal Government in an effort to stem the prospects of a prolonged recession.

The higher quality, BB sector of the high yield market performed the best over the last several months. Lower quality, single-B and below rated issues generally performed worse. Within industry segments, some of the worst performing sectors included airlines, lodging, and autos. The best performing sectors included healthcare, restaurants, pharmaceuticals and banking.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $18.8 Million
      Number of Holdings:                                  51
      Average Duration:                                    4.34 years
      Average Maturity:                                    6.7 years
      Average Credit Quality:                              B+
      Current Yield:                                       15.52%

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BBB                                                           3.0%
      BB                                                           19.2%
      B                                                            51.4%
      CCC                                                          23.9%
      D                                                             0.5%
      NR                                                            2.0%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes  95.2%
Short-Term & Other        4.8%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

The past twelve months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the September 11th terrorist attacks in the United States. It became a time for grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

Here is a brief review of developments. The U.S. economy slowed throughout the year. In response monetary policy was eased, and by October 2, 2001 short-term rates had been lowered by four percentage points. The magnitude of these actions was unprecedented. Its purpose was to not only stop the downturn but return economic momentum to a favorable growth trajectory. By August we began to see signs that economy was stabilizing. However, after the attack uncertainty took control because it was not possible to fully gauge the impact of this event on our economy, and accumulated economic data provided little insight. Only the passage of time could provide a better gauge of dynamics shaping the economy's course.

Based on our perspective, the recovery was delayed but not ended by the terrorist attacks. In broad terms, we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients. Also consumer spending will reassert itself. Resiliency is a hallmark of our economy. We will learn to move forward and attempt to return to our more normal ways despite the terrifying tragedy and the prospects for a long campaign against terrorism. In this context, interest rates will be lower, but short-term rates will not be held below the pace of inflation for any meaningful time frame.

In terms of investment strategy, we still favor lengthening. This is based on the weakened state of the economy and high prospects for additional ease required to stabilize and promote the economy's renewal. As always we remain dedicated to providing an attractive vehicle for your money market investments.

                                   FUND DATA

      Manager:                         Subadvised by Zurich Scudder Investments, Inc.
      Inception Date:                  June 28, 2000
      Total Net Assets:                $86.9 Million
      Current Yield:                   2.56%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    95.7%
Variable Rate Demand Notes & Other   4.3%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

                                                                   S&P       RUSSELL 2000
                                                  S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost $181,075,947; $15,497,897;
    $22,313,535; $17,552,863)                  $129,767,194   $ 13,772,555   $ 17,728,431   $  7,728,552
  Cash                                                   --             --          2,802          1,000
  Receivables:
    Shares sold                                     138,859        423,181             --             --
    Securities sold                                      --         89,131          9,954         57,938
    Interest and dividends                          146,077         13,253         22,090          2,973
    Receivable from Adviser                              --          9,397         36,328         21,999
  Variation margin                                   42,400         29,800          9,700         41,952
  Prepaid expenses and other                          5,123          2,648          2,354          3,508
                                               ------------   ------------   ------------   ------------
                                                130,099,653     14,339,965     17,811,659      7,857,922
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                  86,319         74,388             --         36,699
    Shares redeemed                                      --          8,725         21,947        393,972
    Bank overdraft                                       --             --             --             --
    Investment advisory fees                         33,991             --             --             --
    Custodian and fund accounting fees               12,266          7,096         12,167          7,300
    Professional fees                                11,536         11,254         12,387         10,945
    Other accrued expenses                           24,956          4,867          4,315          2,729
                                               ------------   ------------   ------------   ------------
                                                    169,068        106,330         50,816        451,645
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                               183,297,715     16,793,317     22,724,292     20,741,550
  Undistributed net investment income               587,053         44,729         62,295             --
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (2,654,430)      (844,269)      (434,990)    (3,404,322)
  Net unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies           (51,299,753)    (1,760,142)    (4,590,754)    (9,930,951)
                                               ------------   ------------   ------------   ------------
                                               $129,930,585   $ 14,233,635   $ 17,760,843   $  7,406,277
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                               18,616,446      1,683,619      2,125,583      2,338,411

Net assets value, offering and redemption
  price per share                                     $6.98          $8.45          $8.36          $3.17

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

                                                   EAFE           TOTAL                         LEHMAN
                                               INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                                INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                               -------------  -------------  -------------  --------------
ASSETS
  Investments in securities, at value
     (cost $24,384,942; $4,777,942;
     $32,416,318; $15,759,005)                 $ 17,862,353   $  3,895,437   $ 26,918,205    $ 16,481,195
  Cash                                               57,682             --             --              --
  Receivables:
    Shares sold                                          --             --         14,670           2,798
    Securities sold                                  23,520             --        251,468         714,012
    Interest and dividends                           61,912          4,808        160,454         204,340
    Receivable from Adviser                              --         46,234             --              --
  Variation margin                                       --             --         26,500              --
  Prepaid expenses and other                          1,605          1,950         19,279           2,394
                                               ------------   ------------   ------------    ------------
                                                 18,007,072      3,948,429     27,390,576      17,404,739
                                               ------------   ------------   ------------    ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --             --        250,763         716,850
    Shares redeemed                                     183             --             --          13,578
    Bank overdraft                                       --             --             --              --
    Investment advisory fees                          7,627             --         29,074             114
    Custodian and fund accounting fees               64,952          8,650         12,684           7,471
    Professional fees                                11,999         12,109         11,814          10,512
    Other accrued expenses                           11,763          6,214          7,988           3,011
                                               ------------   ------------   ------------    ------------
                                                     96,524         26,973        312,323         751,536
                                               ------------   ------------   ------------    ------------
NET ASSETS
  Paid-in capital                                24,359,191      4,862,441     32,502,585      15,432,291
  Undistributed net investment income                74,813         16,718        124,080         142,125
  Accumulated net realized gain / (loss) on
     investments and futures contracts                 (867)       (75,198)       (92,274)        356,597
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translation of assets and
     liabilities in foreign currencies           (6,522,589)      (882,505)    (5,456,138)        722,190
                                               ------------   ------------   ------------    ------------
                                               $ 17,910,548   $  3,921,456   $ 27,078,253    $ 16,653,203
                                               ============   ============   ============    ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000      20,000,000

Shares outstanding                                2,427,443        503,360      3,229,396       1,545,518

Net assets value, offering and redemption
   price per share                                    $7.38          $7.79          $8.38          $10.78

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

                                                                              SHORT-TERM      EMERGING
                                                  EVEREST         BOND        GOVERNMENT    MARKETS BOND
                                                   FUND           FUND           FUND           FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
     (cost $55,796,139; $99,120,448;
     $16,005,362; $24,040,428)                 $ 56,755,995   $100,444,926   $ 16,592,719   $ 15,465,831
  Cash                                                   --             --             --             --
  Receivables:
    Shares sold                                      15,101        136,092         90,307             --
    Securities sold                                 636,927        791,539             --             --
    Interest and dividends                          123,837      1,570,040        158,952        685,889
    Receivable from Adviser                              --             --          3,009             --
  Variation margin                                       --             --             --             --
  Prepaid expenses and other                         24,297          3,347          1,532          2,105
                                               ------------   ------------   ------------   ------------
                                                 57,556,157    102,945,944     16,846,519     16,153,825
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --        819,711             --             --
    Shares redeemed                                      --             --             --              5
    Bank overdraft                                       --          3,488            890             --
    Investment advisory fees                         35,691         39,270             --         10,361
    Custodian and fund accounting fees                7,503         10,699          7,202          7,841
    Professional fees                                10,489         10,680         10,027         13,030
    Other accrued expenses                            5,566          6,204          2,836          2,993
                                               ------------   ------------   ------------   ------------
                                                     59,249        890,052         20,955         34,230
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                                52,677,987     99,808,543     16,069,093     30,039,055
  Undistributed net investment income               370,222        902,838         99,230        337,495
  Accumulated net realized gain / (loss) on
     investments and futures contracts            3,488,843         20,033         69,884     (5,682,358)
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translation of assets and
     liabilities in foreign currencies              959,856      1,324,478        587,357     (8,574,597)
                                               ------------   ------------   ------------   ------------
                                               $ 57,496,908   $102,055,892   $ 16,825,564   $ 16,119,595
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                                5,290,449      9,920,325      1,583,852      3,136,056

Net assets value, offering and redemption
   price per share                                   $10.87         $10.29         $10.62          $5.14

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

                                           HIGH YIELD        MONEY
                                              BOND          MARKET
                                              FUND           FUND
                                          -------------  -------------
ASSETS
  Investments in securities, at value
     (cost $22,474,801; $86,131,125)      $ 18,236,899   $ 86,131,125
  Cash                                              --          4,611
  Receivables:
    Shares sold                                    811        732,053
    Securities sold                                 --             --
    Interest and dividends                     645,223         87,121
    Receivable from Adviser                         --             --
  Variation margin                                  --             --
  Prepaid expenses and other                     2,125          3,384
                                          ------------   ------------
                                            18,885,058     86,958,294
                                          ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                 --             --
    Shares redeemed                                 --            500
    Bank overdraft                                  --             --
    Investment advisory fees                    10,667         27,903
    Custodian and fund accounting fees           8,277         23,677
    Professional fees                           13,030         10,203
    Other accrued expenses                       3,112          6,973
                                          ------------   ------------
                                                35,086         69,256
                                          ------------   ------------
NET ASSETS
  Paid-in capital                           41,908,760     86,889,038
  Undistributed net investment income          304,523             --
  Accumulated net realized gain / (loss)
     on investments and futures
     contracts                             (19,125,409)            --
  Net unrealized appreciation /
     (depreciation) on investments,
     futures contracts, and translation
     of assets and liabilities in
     foreign currencies                     (4,237,902)            --
                                          ------------   ------------
                                          $ 18,849,972   $ 86,889,038
                                          ============   ============
Shares authorized ($.10) par value          20,000,000    150,000,000

Shares outstanding                           3,415,448     86,889,038

Net assets value, offering and
   redemption price per share                    $5.52          $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                                                  S&P      RUSSELL 2000
                                  S&P 500     MIDCAP 400     SMALL CAP     NASDAQ-100
                                 INDEX FUND   INDEX FUND    INDEX FUND     INDEX FUND
                                ------------  -----------  -------------  ------------
INVESTMENT INCOME
  Interest                      $     76,971  $  101,549    $    69,175   $     72,923
  Dividends (net of foreign
    withholding taxes
    of $5,984; $0; $5; $41)        1,829,413     149,713        251,145          4,317
                                ------------  -----------   -----------   ------------
                                   1,906,384     251,262        320,320         77,240
                                ------------  -----------   -----------   ------------
EXPENSES
  Investment advisory fees           443,583      50,454         65,188         35,709
  Custodian fees and expenses         55,124      17,280         46,554         11,885
  Fund accounting fees                41,182      31,234         65,543         27,789
  Professional fees                   15,039      10,897         11,974         10,417
  Directors' fees                     21,895       2,620          2,946          1,901
  Transfer agent fees                 19,858      12,313         11,915         11,344
  Registration expense                 8,039       7,026          6,106         11,451
  Other                               29,376       3,451          7,695          5,428
                                ------------  -----------   -----------   ------------
                                     634,096     135,275        217,921        115,924
  Expense reimbursements and
    waivers                          (14,898)    (35,390)       (77,882)       (49,363)
                                ------------  -----------   -----------   ------------
                                     619,198      99,885        140,039         66,561
                                ------------  -----------   -----------   ------------
NET INVESTMENT INCOME              1,287,186     151,377        180,281         10,679
                                ------------  -----------   -----------   ------------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments                (1,611,270)    (36,337)      (319,672)    (1,188,095)
  Net realized gain / (loss)
    on futures contracts and
    options                         (923,513)   (837,588)      (127,977)    (2,297,058)
                                ------------  -----------   -----------   ------------
                                  (2,534,783)   (873,925)      (447,649)    (3,485,153)
                                ------------  -----------   -----------   ------------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments and futures
    contracts                    (44,599,102) (3,001,255)    (4,104,348)    (7,653,905)
                                ------------  -----------   -----------   ------------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                  (47,133,885) (3,875,180)    (4,551,997)   (11,139,058)
                                ------------  -----------   -----------   ------------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $(45,846,699) $(3,723,803)  $(4,371,716)  $(11,128,379)
                                ============  ===========   ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                                         EAFE                   TOTAL                                  LEHMAN
                                    INTERNATIONAL           SOCIAL IMPACT           BALANCED       AGGREGATE BOND
                                      INDEX FUND                 FUND              INDEX FUND        INDEX FUND
                                ----------------------  ----------------------  -----------------  ---------------
                                     PERIOD FROM             PERIOD FROM
                                  DECEMBER 28, 2000       DECEMBER 28, 2000
                                          TO                      TO
                                  SEPTEMBER 30, 2001      SEPTEMBER 30, 2001
                                ----------------------  ----------------------
INVESTMENT INCOME
  Interest                           $     4,640              $  11,687            $   840,877       $1,075,505
  Dividends (net of foreign
     withholding taxes
     of $52,262; $238; $1,072;
     $0)                                 319,343                 40,522                223,958               --
                                     -----------              ---------            -----------       ----------
                                         323,983                 52,209              1,064,835        1,075,505
                                     -----------              ---------            -----------       ----------
EXPENSES
  Investment advisory fees                89,707                 15,256                 93,214           49,301
  Custodian fees and expenses             50,899                  7,698                 15,235            3,842
  Fund accounting fees                    70,740                 37,579                 33,907           27,320
  Professional fees                       13,384                 12,140                 12,302           10,225
  Directors' fees                          2,364                    453                  5,220            2,774
  Transfer agent fees                      9,530                  8,556                 12,261           12,355
  Registration expense                     1,306                    725                  3,476            2,135
  Other                                    9,760                  4,561                  4,483            2,779
                                     -----------              ---------            -----------       ----------
                                         247,690                 86,968                180,098          110,731
  Expense reimbursements and
     waivers                             (47,533)               (61,490)                    --          (12,961)
                                     -----------              ---------            -----------       ----------
                                         200,157                 25,478                180,098           97,770
                                     -----------              ---------            -----------       ----------
NET INVESTMENT INCOME                    123,826                 26,731                884,737          977,735
                                     -----------              ---------            -----------       ----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments                        4,569                  6,162                 93,759          368,531
  Net realized gain / (loss)
     on futures contracts and
     options                              (5,436)               (81,360)              (165,674)              --
                                     -----------              ---------            -----------       ----------
                                            (867)               (75,198)               (71,915)         368,531
                                     -----------              ---------            -----------       ----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                        (6,522,589)              (882,505)            (4,785,471)         509,738
                                     -----------              ---------            -----------       ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                      (6,523,456)              (957,703)            (4,857,386)         878,269
                                     -----------              ---------            -----------       ----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS        $(6,399,630)             $(930,972)           $(3,972,649)      $1,856,004
                                     ===========              =========            ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                                                        SHORT-TERM        EMERGING
                                 EVEREST       BOND     GOVERNMENT      MARKETS BOND
                                   FUND        FUND        FUND             FUND
                                ----------  ----------  ----------  ---------------------
                                                                         PERIOD FROM
                                                                        JULY 9, 2001
                                                                             TO
                                                                     SEPTEMBER 30, 2001
                                                                    ---------------------
INVESTMENT INCOME
  Interest                      $  153,080  $6,181,152  $ 767,611        $   586,813
  Dividends (net of foreign
     withholding taxes
     of $0; $0; $0; $0)          1,259,931          --         --                 --
                                ----------  ----------  ----------       -----------
                                 1,413,011   6,181,152    767,611            586,813
                                ----------  ----------  ----------       -----------
EXPENSES
  Investment advisory fees         370,870     404,346     59,422             30,305
  Custodian fees and expenses       14,194      19,631      3,220              1,032
  Fund accounting fees              29,188      43,488     29,720             10,664
  Professional fees                 11,363      12,238      9,559             13,030
  Directors' fees                    9,226      12,416      2,149                888
  Transfer agent fees               13,874      15,679     11,740              2,838
  Registration expense               7,194       7,047      2,227                551
  Other                              6,739       9,983      1,840              1,378
                                ----------  ----------  ----------       -----------
                                   462,648     524,828    119,877             60,686
  Expense reimbursements and
     waivers                       (10,805)     (7,558)   (23,253)                --
                                ----------  ----------  ----------       -----------
                                   451,843     517,270     96,624             60,686
                                ----------  ----------  ----------       -----------
NET INVESTMENT INCOME              961,168   5,663,882    670,987            526,127
                                ----------  ----------  ----------       -----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments              3,492,298      42,048     80,212                 --
  Net realized gain / (loss)
     on futures contracts and
     options                            --          --         --                 --
                                ----------  ----------  ----------       -----------
                                 3,492,298      42,048     80,212                 --
                                ----------  ----------  ----------       -----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                    (222,168)  1,858,111    515,420         (2,782,584)
                                ----------  ----------  ----------       -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                 3,270,130   1,900,159    595,632         (2,782,584)
                                ----------  ----------  ----------       -----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $4,231,298  $7,564,041  $1,266,619       $(2,256,457)
                                ==========  ==========  ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                                                HIGH YIELD             MONEY
                                                   BOND               MARKET
                                                   FUND                FUND
                                          ----------------------  ---------------
                                               PERIOD FROM
                                               JULY 9, 2001
                                                    TO
                                            SEPTEMBER 30, 2001
                                          ----------------------
INVESTMENT INCOME
  Interest                                     $   504,073          $3,958,674
  Dividends (net of foreign withholding
     taxes of $0; $0)                                   --                  --
                                               -----------          ----------
                                                   504,073           3,958,674
                                               -----------          ----------
EXPENSES
  Investment advisory fees                          31,455             265,137
  Custodian fees and expenses                        1,204              13,770
  Fund accounting fees                              11,164              22,416
  Professional fees                                 13,030              10,575
  Directors' fees                                    1,160              10,518
  Transfer agent fees                                2,838              15,510
  Registration expense                                 551              23,316
  Other                                              1,386               6,230
                                               -----------          ----------
                                                    62,788             367,472
  Expense reimbursements and waivers                    --             (37,606)
                                               -----------          ----------
                                                    62,788             329,866
                                               -----------          ----------
NET INVESTMENT INCOME                              441,285           3,628,808
                                               -----------          ----------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on
     investments                                  (878,107)                 --
  Net realized gain / (loss) on futures
     contracts and options                          (2,000)                 --
                                               -----------          ----------
                                                  (880,107)                 --
                                               -----------          ----------

  Net change in unrealized appreciation
     / (depreciation) on investments
     and futures contracts                      (1,282,990)                 --
                                               -----------          ----------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                       (2,163,097)                 --
                                               -----------          ----------

NET INCREASE / (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $(1,721,812)         $3,628,808
                                               ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                      S&P 500 INDEX FUND                    S&P MIDCAP 400 INDEX FUND
                           ----------------------------------------  ----------------------------------------
                                                    PERIOD FROM                               PERIOD FROM
                               YEAR ENDED        APRIL 3, 2000 TO        YEAR ENDED        APRIL 3, 2000 TO
                           SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                           -------------------  -------------------  -------------------  -------------------
OPERATIONS
  Net investment income       $  1,287,186          $    656,095        $    151,377          $   105,878
  Net realized gain /
     (loss) on
     investments and
     futures                    (2,534,783)             (119,647)           (873,925)             235,314
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (44,599,102)           (6,700,651)         (3,001,255)           1,241,113
                              ------------          ------------        ------------          -----------
                               (45,846,699)           (6,164,203)         (3,723,803)           1,582,305
                              ------------          ------------        ------------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (855,524)             (500,704)           (152,742)             (59,784)
  Net realized gain                     --                    --            (205,658)                  --
  Return of capital                     --                    --                  --                   --
                              ------------          ------------        ------------          -----------
                                  (855,524)             (500,704)           (358,400)             (59,784)
                              ------------          ------------        ------------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       32,247,070            10,454,654           7,721,769            5,562,284
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                        --           164,731,938                  --           18,434,630
  Reinvestment of
     distribution                  855,512               500,704             358,325               59,784
  Payments for shares
     redeemed                  (17,368,476)           (8,123,687)        (13,779,259)          (1,564,216)
                              ------------          ------------        ------------          -----------
                                15,734,106           167,563,609          (5,699,165)          22,492,482
                              ------------          ------------        ------------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS               (30,968,117)          160,898,702          (9,781,368)          24,015,003

NET ASSETS
  Beginning of year            160,898,702                    --          24,015,003                   --
                              ------------          ------------        ------------          -----------
  End of year                 $129,930,585          $160,898,702        $ 14,233,635          $24,015,003
                              ============          ============        ============          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $    587,053          $    155,391        $     44,729          $    46,094
                              ============          ============        ============          ===========
FUND SHARE TRANSACTIONS
  Sold                           3,858,411             1,073,499             793,492              546,406
  Shares purchased in the
     formation of the
     Apex Series                        --            16,473,194                  --            1,843,463
  Reinvestment of
     distribution                   96,548                50,020              35,977                5,737
  Redeemed                      (2,101,399)             (833,827)         (1,387,373)            (154,083)
                              ------------          ------------        ------------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions              1,853,560            16,762,886            (557,904)           2,241,523
                              ============          ============        ============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     RUSSELL 2000 SMALL CAP
                                           INDEX FUND                            NASDAQ-100 INDEX FUND
                           ------------------------------------------  ------------------------------------------
                                                     PERIOD FROM                                 PERIOD FROM
                               YEAR ENDED       DECEMBER 29, 1999 TO       YEAR ENDED       DECEMBER 29, 1999 TO
                           SEPTEMBER 30, 2001    SEPTEMBER 30, 2000    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                           -------------------  ---------------------  -------------------  ---------------------
OPERATIONS
  Net investment income        $   180,281           $    80,543          $     10,679          $     66,912
  Net realized gain /
     (loss) on
     investments and
     futures                      (447,649)               32,009            (3,485,153)               80,831
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts          (4,104,348)             (486,406)           (7,653,905)           (2,277,046)
                               -----------           -----------          ------------          ------------
                                (4,371,716)             (373,854)          (11,128,379)           (2,129,303)
                               -----------           -----------          ------------          ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (140,179)              (58,350)              (43,264)              (34,327)
  Net realized gain                (19,350)                   --                    --                    --
  Return of capital                     --                    --               (17,004)                   --
                               -----------           -----------          ------------          ------------
                                  (159,529)              (58,350)              (60,268)              (34,327)
                               -----------           -----------          ------------          ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       10,329,776            17,184,666            40,094,237            26,109,106
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                        --                    --                    --                    --
  Reinvestment of
     distribution                  159,510                58,350                60,250                34,327
  Payments for shares
     redeemed                   (4,085,983)             (922,027)          (34,652,143)          (10,887,223)
                               -----------           -----------          ------------          ------------
                                 6,403,303            16,320,989             5,502,344            15,256,210
                               -----------           -----------          ------------          ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 1,872,058            15,888,785            (5,686,303)           13,092,580

NET ASSETS
  Beginning of year             15,888,785                    --            13,092,580                    --
                               -----------           -----------          ------------          ------------
  End of year                  $17,760,843           $15,888,785          $  7,406,277          $ 13,092,580
                               ===========           ===========          ============          ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $    62,295           $    22,193          $         --          $     32,585
                               ===========           ===========          ============          ============
FUND SHARE TRANSACTIONS
  Sold                           1,041,350             1,560,294             7,303,910             2,352,386
  Shares purchased in the
     formation of the
     Apex Series                        --                    --                    --                    --
  Reinvestment of
     distribution                   15,620                 5,489                 7,810                 3,220
  Redeemed                        (411,951)              (85,219)           (6,294,886)           (1,034,029)
                               -----------           -----------          ------------          ------------
    Net increase /
       (decrease) from
       fund share
       transactions                645,019             1,480,564             1,016,834             1,321,577
                               ===========           ===========          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   EAFE
                               INTERNATIONAL          TOTAL SOCIAL
                                INDEX FUND             IMPACT FUND                 BALANCED INDEX FUND
                           ---------------------  ---------------------  ----------------------------------------
                                PERIOD FROM            PERIOD FROM                                PERIOD FROM
                           DECEMBER 28, 2000 TO   DECEMBER 28, 2000 TO       YEAR ENDED        APRIL 3, 2000 TO
                            SEPTEMBER 30, 2001     SEPTEMBER 30, 2001    SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                           ---------------------  ---------------------  -------------------  -------------------
OPERATIONS
  Net investment income         $   123,826            $   26,731            $   884,737          $   543,417
  Net realized gain /
     (loss) on
     investments and
     futures                           (867)              (75,198)               (71,915)              38,730
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (6,522,589)             (882,505)            (4,785,471)            (670,667)
                                -----------            ----------            -----------          -----------
                                 (6,399,630)             (930,972)            (3,972,649)             (88,520)
                                -----------            ----------            -----------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income             (49,013)              (10,013)              (888,384)            (415,690)
  Net realized gain                      --                    --                (59,089)                  --
  Return of capital                      --                    --                     --                   --
                                -----------            ----------            -----------          -----------
                                    (49,013)              (10,013)              (947,473)            (415,690)
                                -----------            ----------            -----------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        26,036,846             4,859,107              3,260,556            3,116,510
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                         --                    --                     --           35,685,686
  Reinvestment of
     distribution                    49,002                10,008                947,409              415,690
  Payments for shares
     redeemed                    (1,726,657)               (6,674)            (6,349,923)          (4,573,343)
                                -----------            ----------            -----------          -----------
                                 24,359,191             4,862,441             (2,141,958)          34,644,543
                                -----------            ----------            -----------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 17,910,548             3,921,456             (7,062,080)          34,140,333

NET ASSETS
  Beginning of year                      --                    --             34,140,333                   --
                                -----------            ----------            -----------          -----------
  End of year                   $17,910,548            $3,921,456            $27,078,253          $34,140,333
                                ===========            ==========            ===========          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME            $    74,813            $   16,718            $   124,080          $   127,727
                                ===========            ==========            ===========          ===========
FUND SHARE TRANSACTIONS
  Sold                            2,624,672               503,080                355,983              310,805
  Shares purchased in the
     formation of the
     Apex Series                         --                    --                     --            3,568,569
  Reinvestment of
     distribution                     5,246                 1,037                101,257               41,280
  Redeemed                         (202,475)                 (757)              (686,490)            (462,008)
                                -----------            ----------            -----------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions               2,427,443               503,360               (229,250)           3,458,646
                                ===========            ==========            ===========          ===========


                                    LEHMAN AGGREGATE BOND
                                          INDEX FUND
                           ----------------------------------------
                                                    PERIOD FROM
                               YEAR ENDED        APRIL 3, 2000 TO
                           SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                           -------------------  -------------------
OPERATIONS
  Net investment income        $   977,735          $   489,866
  Net realized gain /
     (loss) on
     investments and
     futures                       368,531                8,221
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts             509,738              212,452
                               -----------          -----------
                                 1,856,004              710,539
                               -----------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (966,574)            (358,902)
  Net realized gain                (20,155)                  --
  Return of capital                     --                   --
                               -----------          -----------
                                  (986,729)            (358,902)
                               -----------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        5,103,451            1,526,247
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                        --           15,428,869
  Reinvestment of
     distribution                  986,592              358,902
  Payments for shares
     redeemed                   (6,596,223)          (1,375,547)
                               -----------          -----------
                                  (506,180)          15,938,471
                               -----------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                   363,095           16,290,108
NET ASSETS
  Beginning of year             16,290,108                   --
                               -----------          -----------
  End of year                  $16,653,203          $16,290,108
                               ===========          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME           $   142,125          $   130,964
                               ===========          ===========
FUND SHARE TRANSACTIONS
  Sold                             483,810              151,878
  Shares purchased in the
     formation of the
     Apex Series                        --            1,542,887
  Reinvestment of
     distribution                   94,854               35,774
  Redeemed                        (627,050)            (136,635)
                               -----------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions                (48,386)           1,593,904
                               ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                          EVEREST FUND                                BOND FUND
                           ------------------------------------------  ----------------------------------------
                                                     PERIOD FROM                                PERIOD FROM
                               YEAR ENDED       DECEMBER 29, 1999 TO       YEAR ENDED        APRIL 3, 2000 TO
                           SEPTEMBER 30, 2001    SEPTEMBER 30, 2000    SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                           -------------------  ---------------------  -------------------  -------------------
OPERATIONS
  Net investment income        $   961,168          $    404,655          $  5,663,882          $ 2,467,087
  Net realized gain /
     (loss) on
     investments and
     futures                     3,492,298               993,726                42,048              121,300
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            (222,168)            1,182,024             1,858,111             (533,633)
                               -----------          ------------          ------------          -----------
                                 4,231,298             2,580,405             7,564,041            2,054,754
                               -----------          ------------          ------------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (699,323)             (296,278)           (5,433,787)          (1,794,344)
  Net realized gain               (997,181)                   --              (143,315)                  --
  Return of capital                     --                    --                    --                   --
                               -----------          ------------          ------------          -----------
                                (1,696,504)             (296,278)           (5,577,102)          (1,794,344)
                               -----------          ------------          ------------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       12,440,119             4,662,421            38,033,198            3,128,659
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                        --            54,900,222                    --           70,654,226
  Reinvestment of
     distribution                1,696,405               296,278             5,576,944            1,794,344
  Payments for shares
     redeemed                   (8,614,191)          (12,703,267)          (13,416,046)          (5,962,782)
                               -----------          ------------          ------------          -----------
                                 5,522,333            47,155,654            30,194,096           69,614,447
                               -----------          ------------          ------------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 8,057,127            49,439,781            32,181,035           69,874,857

NET ASSETS
  Beginning of year             49,439,781                    --            69,874,857                   --
                               -----------          ------------          ------------          -----------
  End of year                  $57,496,908          $ 49,439,781          $102,055,892          $69,874,857
                               ===========          ============          ============          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME           $   370,222          $    108,377          $    902,838          $   672,743
                               ===========          ============          ============          ===========
FUND SHARE TRANSACTIONS
  Sold                           1,103,327               489,820             3,723,495              311,765
  Shares purchased in the
     formation of the
     Apex Series                        --             5,567,974                    --            7,065,423
  Reinvestment of
     distribution                  145,326                29,305               553,544              180,701
  Redeemed                        (775,194)           (1,270,109)           (1,314,569)            (600,034)
                               -----------          ------------          ------------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions                473,459             4,816,990             2,962,470            6,957,855
                               ===========          ============          ============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          EMERGING
                                                                        MARKETS BOND          HIGH YIELD
                                  SHORT-TERM GOVERNMENT FUND                FUND               BOND FUND        MONEY MARKET FUND
                           ----------------------------------------  -------------------  -------------------  -------------------
                                                    PERIOD FROM          PERIOD FROM          PERIOD FROM
                               YEAR ENDED        APRIL 3, 2000 TO      JULY 9, 2001 TO      JULY 9, 2001 TO        YEAR ENDED
                           SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 2001   SEPTEMBER 30, 2001   SEPTEMBER 30, 2001
                           -------------------  -------------------  -------------------  -------------------  -------------------
OPERATIONS
  Net investment income        $   670,987          $   284,888           $   526,127         $   441,285         $  3,628,808
  Net realized gain /
     (loss) on
     investments and
     futures                        80,212               42,250                    --            (880,107)                  --
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts             515,420               71,937            (2,782,584)         (1,282,990)                  --
                               -----------          -----------           -----------         -----------         ------------
                                 1,266,619              399,075            (2,256,457)         (1,721,812)           3,628,808
                               -----------          -----------           -----------         -----------         ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (645,515)            (211,130)             (188,632)           (136,762)          (3,628,808)
  Net realized gain                (52,578)                  --                    --                  --                   --
  Return of capital                     --                   --                    --                  --                   --
                               -----------          -----------           -----------         -----------         ------------
                                  (698,093)            (211,130)             (188,632)           (136,762)          (3,628,808)
                               -----------          -----------           -----------         -----------         ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        8,046,240            1,254,252            18,710,303          23,126,775           90,114,506
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                        --            9,782,057                    --                  --                   --
  Reinvestment of
     distribution                  697,983              211,130                 2,434              20,262            3,614,200
  Payments for shares
     redeemed                   (2,685,966)          (1,236,603)             (148,053)         (2,438,491)         (71,328,727)
                               -----------          -----------           -----------         -----------         ------------
                                 6,058,257           10,010,836            18,564,684          20,708,546           22,399,979
                               -----------          -----------           -----------         -----------         ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 6,626,783           10,198,781            16,119,595          18,849,972           22,399,979

NET ASSETS
  Beginning of year             10,198,781                   --                    --                  --           64,489,059
                               -----------          -----------           -----------         -----------         ------------
  End of year                  $16,825,564          $10,198,781           $16,119,595         $18,849,972         $ 86,889,038
                               ===========          ===========           ===========         ===========         ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $    99,230          $    73,758           $   337,495         $   304,523         $         --
                               ===========          ===========           ===========         ===========         ============
FUND SHARE TRANSACTIONS
  Sold                             774,269              124,399             3,162,043           3,816,093           90,114,506
  Shares purchased in the
     formation of the
     Apex Series                        --              978,206                    --                  --                   --
  Reinvestment of
     distribution                   67,880               20,990                   445               3,344            3,614,200
  Redeemed                        (259,419)            (122,473)              (26,432)           (403,989)         (71,328,727)
                               -----------          -----------           -----------         -----------         ------------
    Net increase /
       (decrease) from
       fund share
       transactions                582,730            1,001,122             3,136,056           3,415,448           22,399,979
                               ===========          ===========           ===========         ===========         ============


                            MONEY MARKET FUND
                           -------------------
                               PERIOD FROM
                            JUNE 28, 2000 TO
                           SEPTEMBER 30, 2000
                           -------------------
OPERATIONS
  Net investment income        $  1,078,591
  Net realized gain /
     (loss) on
     investments and
     futures                            157
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                   --
                               ------------
                                  1,078,748
                               ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (1,078,591)
  Net realized gain                    (157)
  Return of capital                      --
                               ------------
                                 (1,078,748)
                               ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        21,638,403
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                 65,628,407
  Reinvestment of
     distribution                 1,078,748
  Payments for shares
     redeemed                   (23,856,499)
                               ------------
                                 64,489,059
                               ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 64,489,059
NET ASSETS
  Beginning of year                      --
                               ------------
  End of year                  $ 64,489,059
                               ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $         --
                               ============
FUND SHARE TRANSACTIONS
  Sold                           21,638,403
  Shares purchased in the
     formation of the
     Apex Series                 65,628,407
  Reinvestment of
     distribution                 1,078,748
  Redeemed                      (23,856,499)
                               ------------
    Net increase /
       (decrease) from
       fund share
       transactions              64,489,059
                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 96.98%

                                                 SHARES           VALUE

                                                    -------------------
BASIC MATERIALS - 2.59%
  Air Products & Chemicals                        3,072  $      118,518
  Alcan Inc.                                      4,255         127,650
  Alcoa Inc.                                     11,591         359,437
  Allegheny Technologies                          1,058          14,103
  Archer-Daniels-Midland                          8,909         112,167
  Barrick Gold Corp.                              5,305          92,042
  Bemis Company                                     699          27,855
  Boise Cascade                                     755          22,273
  Dow Chemical                                   12,008         393,382
  Du Pont (E.I.)                                 13,976         524,380
  Eastman Chemical                                1,012          36,736
  Ecolab Inc.                                     1,701          61,797
  Engelhard Corp.                                 1,710          39,501
  FMC Corp.*                                        388          19,008
  Freeport-McMoRan Copper*                        1,989          21,859
  Georgia-Pacific Group                           3,010          86,658
  Great Lakes Chemical                              661          14,608
  Hercules, Inc.*                                 1,438          11,864
  Homestake Mining                                3,526          32,792
  Inco, Ltd.*                                     2,434          30,206
  International Flavors & Fragrances              1,308          36,219
  International Paper                             6,449         224,423
  Louisiana-Pacific Corp.                         1,395           9,068
  Mead Corp.                                      1,346          37,257
  Newmont Mining                                  2,609          61,572
  Nucor Corp.                                     1,024          40,653
  Pactiv Corporation*                             2,116          30,661
  Phelps Dodge                                    1,037          28,518
  Placer Dome Inc.                                4,387          56,110
  PPG Industries                                  2,260         103,395
  Praxair, Inc.                                   2,124          89,208
  Rohm & Haas                                     2,942          96,380
  Sigma-Aldrich                                   1,016          45,923
  Temple-Inland                                     647          30,726
  USX-U.S. Steel Group                            1,168          16,329
  Vulcan Materials                                1,351          58,363
  Westvaco Corp.                                  1,347          34,618
  Weyerhaeuser Corp.                              2,934         142,915
  Willamette Industries                           1,462          65,775
  Worthington Industries, Inc.                    1,129          12,701
                                                         --------------
                                                              3,367,650
                                                         --------------
CAPITAL GOODS - 8.35%
  Allied Waste Industries*                        2,636          33,609
  American Power Conversion*                      2,609          30,473
  Avery Dennison Corp.                            1,478          69,924
  Ball Corp.                                        360          21,564
  Boeing Company                                 11,644         390,074
  Caterpillar Inc.                                4,605         206,304
  Cooper Industries                               1,249          51,796
  Crane Company                                     795          17,426
  Cummins Inc.                                      528          17,424
  Danaher Corp.                                   1,900          89,642
  Deere & Co.                                     3,143         118,208
  Dover Corp.                                     2,720          81,899
  Eaton Corp.                                       921          54,532
  Emerson Electric                                5,725         269,419
                                                 SHARES           VALUE

                                                    -------------------
CAPITAL GOODS - 8.35% (CONTINUED)
  Fluor Corp.                                       995  $       38,308
  General Dynamics                                2,668         235,638
  General Electric                              132,684       4,935,845
  Goodrich Corporation                            1,364          26,571
  Honeywell International                        10,687         282,137
  Illinois Tool Works                             4,048         219,037
  Ingersoll-Rand                                  2,150          72,670
  ITT Industries, Inc.                            1,158          51,878
  Jabil Circuit*                                  2,553          45,699
  Johnson Controls                                1,130          73,721
  Lockheed Martin Corp.                           5,772         252,525
  McDermott International*                          796           6,567
  Millipore Corp.                                   589          31,182
  Minnesota Mining & Manufacturing                5,286         520,142
  Molex Inc.                                      2,620          73,648
  National Service Industries, Inc.                 519          10,717
  Navistar International*                           779          22,007
  Northrop Grumman Corp.                          1,139         115,039
  PACCAR Inc.                                     1,008          49,463
  Pall Corp.                                      1,648          32,054
  Parker-Hannifin                                 1,559          53,474
  Pitney-Bowes                                    3,378         129,040
  Power-One Inc.*                                 1,033           6,353
  Rockwell Collins                                2,458          34,904
  Rockwell International                          2,458          36,083
  Sanmina Corp.*                                  4,267          57,946
  Sealed Air Corp.*                               1,101          40,175
  Solectron Corp.*                                8,644         100,703
  Symbol Technologies                             2,941          30,851
  Textron Inc.                                    1,906          64,061
  Thermo Electron*                                2,412          43,537
  Thomas & Betts Corp.                              763          13,337
  Tyco International                             25,860       1,176,629
  United Technologies                             6,278         291,927
  Waste Management                                8,329         222,717
                                                         --------------
                                                             10,848,879
                                                         --------------
COMMUNICATIONS SERVICES - 6.55%
  ALLTEL Corp.                                    4,189         242,753
  AT&T Corp.                                     46,052         888,804
  AT&T Wireless Services*                        33,044         493,677
  BellSouth                                      25,038       1,040,329
  CenturyTel, Inc.                                1,883          63,081
  Citizens Communications*                        3,808          35,795
  Global Crossing*                               11,868          21,362
  NEXTEL Communications Inc.*                    10,209          88,206
  Qwest Communications International             22,194         370,640
  SBC Communications Inc.                        44,952       2,118,137
  Sprint Corp. FON Group                         11,851         284,543
  Sprint Corp. PCS Group*                        12,493         328,441
  Verizon Communications                         36,174       1,957,375
  WorldCom, Inc.*                                38,584         580,303
                                                         --------------
                                                              8,513,446
                                                         --------------
CONSUMER CYCLICALS - 8.40%
  American Greetings Corp Class A                   837          11,082
  AutoZone Inc.*                                  1,495          77,531
  Bed Bath & Beyond Inc.*                         3,794          96,595
  Best Buy Co., Inc.*                             2,780         126,351
  Big Lots, Inc.*                                 1,493          12,377
  Black & Decker Corp.                            1,069          33,353

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER CYCLICALS - 8.40% (CONTINUED)
  Block H&R                                       2,410  $       92,930
  Brunswick Corp.                                 1,150          18,941
  Carnival Corp.                                  7,832         172,461
  Cendant Corporation*                           12,499         160,247
  Centex Corp.                                      777          26,208
  Cintas Corporation                              2,293          92,408
  Circuit City Group                              2,753          33,036
  Convergys Corp.*                                2,260          62,715
  Cooper Tire & Rubber Co.                          956          13,613
  Costco Wholesale Corp.*                         5,993         213,111
  Dana Corp.                                      1,979          30,872
  Delphi Automotive System                        7,502          88,149
  Dillard's Inc                                   1,211          15,949
  Dollar General                                  4,415          51,656
  Dow Jones & Co.                                 1,152          52,335
  Family Dollar Stores                            2,589          71,249
  Federated Department Stores*                    2,703          76,225
  Ford Motor                                     24,419         423,670
  Gannett Co.                                     3,532         212,309
  Gap (The)                                      11,387         136,075
  General Motors                                  7,339         314,843
  Genuine Parts                                   2,319          73,883
  Goodyear Tire & Rubber                          2,110          38,887
  Harley-Davidson                                 4,061         164,471
  Harrah's Entertainment*                         1,564          42,244
  Hasbro Inc.                                     2,308          32,312
  Hilton Hotels                                   4,937          38,755
  Home Depot                                     31,038       1,190,928
  IMS Health Inc.                                 3,933          98,522
  International Game Technology*                  1,000          42,500
  Interpublic Group                               5,193         105,937
  K mart*                                         6,477          45,274
  KB HOME                                           545          15,483
  Knight-Ridder Inc.                                965          53,895
  Kohl's Corp.*                                   4,443         213,264
  Leggett & Platt                                 2,629          51,266
  Limited, Inc.                                   5,702          54,169
  Liz Claiborne, Inc.                               682          25,711
  Lowe's Cos.                                    10,260         324,729
  Marriott International                          3,215         107,381
  Masco Corp.                                     6,138         125,461
  Mattel, Inc.*                                   5,719          89,560
  May Department Stores                           3,989         115,761
  Maytag Corp.                                    1,013          24,960
  McGraw-Hill                                     2,618         152,368
  Meredith Corp.                                    659          21,174
  New York Times Class A                          2,178          85,007
  NIKE Inc.                                       3,618         169,359
  Nordstrom                                       1,730          24,999
  Office Depot*                                   3,992          54,291
  Omnicom Group                                   2,372         153,943
  Penney (J.C.)                                   3,511          76,891
  Pulte Homes, Inc                                  798          24,459
  RadioShack Corp.                                2,488          60,334
  Reebok International*                             753          15,587
  Sears, Roebuck & Co.                            4,478         155,118
  Sherwin-Williams                                2,151          47,795
  Snap-On Inc.                                      765          17,082
  Stanley Works                                   1,132          41,375
  Staples Inc.*                                   6,084          81,221
  Starwood Hotels & Resorts                       2,587          56,914
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER CYCLICALS - 8.40% (CONTINUED)
  Target Corp.                                   12,005  $      381,159
  Tiffany & Co.                                   1,952          42,261
  TJX Companies Inc.                              3,767         123,934
  TMP Worldwide Inc.*                             1,421          40,342
  Toys R Us Holding Companies*                    2,640          45,487
  Tribune Co.                                     4,050         127,170
  TRW Inc.                                        1,666          49,680
  V.F. Corp.                                      1,522          44,549
  Visteon Corp.                                   1,753          22,351
  Wal-Mart Stores                                59,673       2,953,810
  Whirlpool Corp.                                   876          48,487
                                                         --------------
                                                             10,908,791
                                                         --------------
CONSUMER STAPLES - 13.19%
  Alberto-Culver Co.                                735          28,584
  Albertson's                                     5,478         174,639
  AmerisourceBergen Corp.                         1,375          97,556
  Anheuser-Busch                                 12,088         506,245
  AOL Time Warner Inc.*                          59,135       1,957,369
  Avon Products                                   3,188         147,445
  Brown-Forman Corp.                                902          56,988
  Campbell Soup                                   5,450         152,600
  Cardinal Health, Inc.                           5,951         440,076
  Clear Channel Communications*                   7,835         311,441
  Clorox Co.                                      3,156         116,772
  Coca Cola Co.                                  33,238       1,557,200
  Coca-Cola Enterprises                           5,599          85,889
  Colgate-Palmolive                               7,488         436,176
  Comcast Corporation*                           12,582         451,316
  ConAgra Foods Inc.                              7,150         160,518
  Coors (Adolph)                                    469          21,105
  CVS Corp.                                       5,249         174,267
  Darden Restaurants                              1,599          41,974
  Deluxe Corp.                                      956          33,020
  Donnelley (R.R.) & Sons                         1,635          44,227
  Fortune Brands, Inc.                            2,072          69,412
  General Mills                                   3,787         172,309
  Gillette Co.                                   14,115         420,627
  Heinz (H.J.)                                    4,647         195,871
  Hershey Foods                                   1,823         119,170
  Kellogg Co.                                     5,434         163,020
  Kimberly-Clark                                  7,154         443,548
  Kroger Co.*                                    10,821         266,629
  McDonald's Corp.                               17,261         468,464
  McKesson Corp.                                  3,805         143,791
  Newell Rubbermaid Inc.                          3,571          81,097
  Pepsi Bottling Group                            1,885          86,842
  PepsiCo Inc.                                   23,575       1,143,388
  Philip Morris                                  29,359       1,417,747
  Procter & Gamble                               17,405       1,266,910
  Ralston-Ralston Purina                          4,114         134,939
  Robert Half International*                      2,380          47,624
  Safeway Inc.*                                   6,715         266,720
  Sara Lee Corp.                                 10,575         225,248
  Starbucks Corp.*                                5,014          74,909
  Supervalu Inc.                                  1,771          35,827
  Sysco Corp.                                     9,052         231,188
  TRICON Global Restaurant*                       1,960          76,871
  Tupperware Corp.                                  759          15,134
  Unilever N.V.                                   7,658         413,685
  Univision Communications*                       2,808          64,444

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER STAPLES - 13.19% (CONTINUED)
  UST Inc.                                        2,181  $       72,409
  Viacom Inc.*                                   23,760         819,720
  Walgreen Co.                                   13,577         467,456
  Walt Disney Co.                                27,855         518,660
  Wendy's International                           1,522          40,561
  Winn-Dixie Stores, Inc.                         1,869          21,400
  Wrigley (Wm) Jr.                                3,024         155,131
                                                         --------------
                                                             17,136,158
                                                         --------------
ENERGY - 6.60%
  Amerada Hess                                    1,166          74,041
  Anadarko Petroleum                              3,333         160,251
  Apache Corp.                                    1,653          71,079
  Ashland Inc.                                      920          35,466
  Baker Hughes                                    4,448         128,770
  Burlington Resources                            2,885          98,696
  Chevron Corp.*                                  8,600         728,850
  Conoco Inc.                                     8,351         211,614
  Devon Energy Corp.                              1,719          59,134
  EOG Resources                                   1,565          45,275
  Exxon Mobil Corp.                              92,090       3,628,346
  Halliburton Co.                                 5,727         129,144
  Kerr-McGee                                      1,414          73,401
  Nabors Industries*                              1,968          41,269
  Noble Drilling Corp.*                           1,815          43,560
  Occidental Petroleum                            4,949         120,459
  Phillips Petroleum                              4,969         268,028
  Rowan Cos.*                                     1,264          15,648
  Royal Dutch Petroleum                          28,588       1,436,546
  Schlumberger Ltd.                               7,673         350,656
  Sunoco Inc.                                     1,118          39,801
  Texaco Inc.                                     7,373         479,245
  Transocean Sedco Forex                          4,275         112,860
  Unocal Corp.                                    3,254         105,755
  USX-Marathon Group                              4,160         111,280
                                                         --------------
                                                              8,569,174
                                                         --------------
FINANCIAL - 17.75%
  AFLAC Inc.                                      7,107         191,889
  Allstate Corp.                                  9,669         361,137
  Ambac Financial Group                           1,409          77,086
  American Express                               17,659         513,171
  American International Group                   35,096       2,737,488
  AmSouth Bancorporation                          5,029          90,874
  Aon Corp.                                       3,431         144,102
  Bank of America Corp.                          21,394       1,249,410
  Bank of New York                                9,923         347,305
  Bank One Corp.                                 15,504         487,911
  BB&T Corporation                                5,616         204,703
  Bear Stearns Cos.                               1,430          71,514
  Capital One Financial                           2,781         128,009
  Charles Schwab                                 18,543         213,245
  Charter One Financial                           2,923          82,493
  Chubb Corp.                                     2,341         167,171
  Cincinnati Financial                            2,155          89,691
  Citigroup Inc.                                 67,116       2,718,198
  Comerica Inc.                                   2,383         132,018
  Conseco Inc.*                                   4,509          32,735
  Countrywide Credit Industries                   1,531          67,257
  Fannie Mae                                     13,351       1,068,881
  Federal Home Loan Mtg.                          9,314         605,410
                                                 SHARES           VALUE

                                                    -------------------
FINANCIAL - 17.75% (CONTINUED)
  Fifth Third Bancorp                             7,565  $      465,096
  FleetBoston Financial                          14,510         533,243
  Franklin Resources Inc                          3,452         119,681
  Golden West Financial                           2,119         123,114
  Hartford Financial Services                     3,164         185,853
  Household International                         6,309         355,701
  Huntington Bancshares                           3,360          58,162
  J.P. Morgan Chase & Co.                        26,496         904,838
  Jefferson-Pilot                                 2,070          92,074
  John Hancock Financial                          3,970         158,602
  KeyCorp                                         5,706         137,743
  Lehman Brothers Holdings                        3,351         190,504
  Lincoln National                                2,566         119,653
  Loews Corp.                                     2,641         122,225
  Marsh & McLennan                                3,685         356,340
  MBIA Inc.                                       1,976          98,800
  MBNA Corp.                                     11,414         345,730
  Mellon Financial Corp.                          6,369         205,910
  Merrill Lynch                                  11,202         454,801
  MetLife Inc.                                   10,007         297,208
  MGIC Investment                                 1,430          93,436
  Moody's Corp.                                   2,176          80,512
  Morgan Stanley, Dean Witter                    14,852         688,390
  National City Corp.                             8,018         240,139
  Northern Trust Corp.                            2,971         155,918
  PNC Financial Services                          3,872         221,672
  Progressive Corp.                                 966         129,347
  Providian Financial Corp                        3,830          77,175
  Regions Financial Corp.                         3,036          87,619
  SAFECO Corp.                                    1,708          51,804
  SouthTrust Corp.                                4,510         114,870
  St. Paul Cos.                                   2,916         120,198
  State Street Corp.                              4,326         196,833
  Stilwell Financial                              2,980          58,110
  SunTrust Banks                                  3,968         264,269
  Synovus Financial                               3,811         105,184
  T.Rowe Price Associates                         1,625          47,613
  Torchmark Corp.                                 1,691          65,949
  U.S. Bancorp                                   25,434         564,126
  Union Planters                                  1,807          77,520
  UNUMProvident Corp.                             3,227          81,482
  USA Education Inc.                              2,199         182,319
  Wachovia Corp.                                 18,740         580,940
  Wachovia Corp. Contra                           2,806           1,347
  Washington Mutual, Inc.                        11,630         447,522
  Wells Fargo & Co.                              22,905       1,018,125
  XL Capital Ltd.                                 1,675         132,325
  Zions Bancorp                                   1,301          69,812
                                                         --------------
                                                             23,061,532
                                                         --------------
HEALTH CARE - 14.61%
  Abbott Labs*                                   20,727       1,074,695
  Aetna Inc.*                                     1,895          54,747
  Allergan, Inc.                                  1,760         116,688
  American Home Products                         17,562       1,022,987
  Amgen Inc.*                                    13,945         819,548
  Applera Corp.                                   2,818          68,759
  Bard (C.R.) Inc.                                  668          34,342
  Bausch & Lomb                                     702          19,867
  Baxter International Inc                        7,883         433,959
  Becton, Dickinson                               3,394         125,578

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 14.61% (CONTINUED)
  Biogen, Inc.*                                   1,980  $      110,048
  Biomet, Inc.                                    3,582         104,774
  Boston Scientific*                              5,430         111,315
  Bristol-Myers Squibb                           25,939       1,441,171
  Chiron Corp.*                                   2,566         113,853
  CIGNA Corp.                                     2,056         170,545
  Forest Laboratories*                            2,347         169,313
  Guidant Corp.*                                  4,123         158,736
  HCA Inc.                                        7,174         317,880
  HEALTHSOUTH Corp.*                              5,177          84,178
  Humana Inc.*                                    2,266          27,328
  Immunex Corp.*                                  7,050         131,694
  Johnson & Johnson                              40,383       2,237,218
  King Pharmaceuticals*                           3,016         126,521
  Lilly (Eli) & Co.                              15,107       1,219,135
  Manor Care Inc*                                 1,372          38,553
  MedImmune Inc.*                                 2,823         100,583
  Medtronic Inc.                                 16,102         700,437
  Merck & Co.                                    30,605       2,038,293
  Pfizer, Inc.                                   84,257       3,378,706
  Pharmacia Corp.                                17,283         700,998
  Quintiles Transnational*                        1,544          22,542
  Schering-Plough                                19,594         726,937
  St Jude Medical*                                1,118          76,527
  Stryker Corp.                                   2,618         138,492
  Tenet Healthcare Corp.*                         4,251         253,572
  United Health Group Inc.                        4,273         284,155
  Watson Pharmaceuticals*                         1,376          75,281
  WellPoint Health Network*                         823          89,830
  Zimmer Holdings*                                2,593          71,956
                                                         --------------
                                                             18,991,741
                                                         --------------
TECHNOLOGY - 14.82%
  ADC Telecommunications, Inc.*                  10,349          36,118
  Adobe Systems Inc.                              3,221          77,240
  Advanced Micro Devices*                         4,591          37,417
  Agilent Technologies*                           6,072         118,708
  Altera Corp.*                                   5,162          84,554
  Analog Devices*                                 4,793         156,731
  Andrew Corp.*                                   1,068          19,416
  Apple Computer, Inc.*                           4,636          71,904
  Applied Materials, Inc*                        10,868         309,086
  Applied Micro Circuits Corp*                    4,085          28,554
  Autodesk, Inc.                                    758          24,301
  Automatic Data Processing                       8,332         391,937
  Avaya Inc.*                                     3,733          36,957
  BMC Software*                                   3,287          41,745
  Broadcom Corporation*                           3,471          70,461
  CIENA Corp.*                                    4,325          44,504
  Cisco Systems, Inc.*                           97,686       1,189,815
  Citrix Systems, Inc.*                           2,481          49,124
  COMPAQ Computer                                22,615         187,931
  Computer Associates International               7,777         200,180
  Computer Sciences Corp.*                        2,257          74,865
  Compuware Corp.*                                4,894          40,767
  Comverse Technology, Inc.*                      2,486          50,913
  Concord EFS Inc.*                               3,217         157,472
  Conexant Systems, Inc.*                         3,298          27,373
  Corning Inc.                                   12,325         108,707
  Dell Computer Corp*                            34,668         642,398
  Eastman Kodak                                   3,871         125,924
                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 14.82% (CONTINUED)
  Electronic Data Systems                         6,265  $      360,739
  EMC Corp.*                                     29,455         346,096
  Equifax Inc.                                    1,896          41,522
  First Data                                      5,294         308,428
  FIserv Inc.*                                    2,523          86,287
  Gateway, Inc.*                                  4,332          23,609
  Grainger (W.W.) Inc.                            1,258          48,873
  Hewlett-Packard                                25,870         416,507
  Intel Corp.                                    89,758       1,834,654
  International Business Machines                23,189       2,140,345
  Intuit, Inc.*                                   2,764          98,951
  JDS Uniphase Corp.*                            17,511         110,670
  KLA-Tencor Corp.*                               2,491          78,666
  Lexmark International Inc.*                     1,702          76,096
  Linear Technology Corp.                         4,244         139,203
  LSI Logic*                                      4,823          56,670
  Lucent Technologies                            45,457         260,469
  Maxim Integrated Products, Inc.*                4,323         151,046
  Mercury Interactive Corp*                       1,065          20,278
  Micron Technology*                              7,947         149,642
  Microsoft Corp.*                               71,834       3,675,742
  Motorola Inc.                                  29,275         456,690
  National Semiconductor*                         2,350          51,818
  NCR Corp.*                                      1,290          38,249
  Network Appliance, Inc.*                        4,237          28,812
  Nortel Networks Holdings Co.                   42,526         238,571
  Novell Inc.*                                    4,250          15,555
  Novellus Systems, Inc.*                         1,901          54,293
  Oracle Corp.*                                  74,924         942,544
  Palm Inc.*                                      7,580          11,067
  Parametric Technology Corp.*                    3,557          18,461
  Paychex Inc.                                    4,989         157,203
  PeopleSoft Inc.*                                3,824          68,985
  PerkinElmer, Inc.                               1,314          34,479
  PMC - Sierra, Inc.*                             2,040          20,951
  QLogic Corp.*                                   1,206          22,914
  QUALCOMM Inc.*                                 10,022         476,446
  Raytheon Co.                                    4,744         164,854
  Sabre Holdings Corporation*                     1,732          46,314
  Sapient Corp.*                                  1,625           6,256
  Scientific-Atlanta                              2,158          37,873
  Siebel Systems, Inc.*                           6,048          78,684
  Sun Microsystems, Inc.*                        43,468         359,480
  Tektronix Inc.*                                 1,267          22,160
  Tellabs, Inc.*                                  5,500          54,340
  Teradyne, Inc.*                                 2,337          45,572
  Texas Instruments                              23,188         579,236
  Unisys Corp.*                                   4,195          36,329
  Veritas Software*                               5,304          97,806
  Vitesse Semiconductor Corp.*                    2,543          19,708
  Xerox Corp.                                     9,266          71,812
  Xilinx Inc.*                                    4,418         103,956
  Yahoo! Inc.*                                    7,482          65,916
                                                         --------------
                                                             19,256,929
                                                         --------------
TRANSPORTATION - 0.67%
  AMR Corp.*                                      2,019          38,644
  Burlington Northern Santa Fe                    5,288         141,454
  CSX Corp.                                       2,856          89,964
  Delta Air Lines                                 1,646          43,372
  FedEx Corporation*                              4,098         150,602

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TRANSPORTATION - 0.67% (CONTINUED)
  Norfolk Southern Corp.                          5,141  $       82,873
  Ryder System Inc.                                 787          15,732
  Southwest Airlines                             10,092         149,765
  Union Pacific                                   3,319         155,661
  USAirways Group Inc.*                             882           4,101
                                                         --------------
                                                                872,168
                                                         --------------
UTILITIES - 3.45%
  AES Corp.*                                      7,152          91,689
  Allegheny Energy Inc.                           1,584          58,133
  Ameren Corp.                                    1,837          70,541
  American Electric Power                         4,314         186,510
  Calpine Corp.*                                  4,005          91,354
  CINergy Corp.                                   2,128          65,691
  CMS Energy                                      1,762          35,240
  Consolidated Edison Holdings                    2,839         115,604
  Constellation Energy Group                      2,186          52,901
  Dominion Resources                              3,202         190,039
  DTE Energy Co.                                  2,248          96,776
  Duke Energy                                    10,265         388,530
  Dynegy Inc.                                     4,329         150,000
  Edison International*                           4,365          57,443
  El Paso Corp.                                   6,796         282,371
  Enron Corp.                                    10,004         272,409
  Entergy Corp.                                   2,987         106,218
  Exelon Corp.                                    4,266         190,264
  FirstEnergy Corp.                               3,020         108,569
  FPL Group                                       2,369         126,860
  GPU Inc.                                        1,625          65,585
  KeySpan                                         1,803          59,932
  Kinder Morgan, Inc.                             1,532          75,390
  Mirant Corporation*                             4,531          99,229
  Niagara Mohawk Holdings Inc*                    2,147          36,435
  NICOR Inc.                                        581          22,514
  NiSource Inc.                                   2,730          63,636
  Peoples Energy Corp.                              448          17,812
  PG&E Corp.                                      5,187          78,842
                                                 SHARES           VALUE

                                                    -------------------
UTILITIES - 3.45% (CONTINUED)
  Pinnacle West Capital                           1,115  $       44,266
  PPL Corporation                                 1,941          63,277
  Progress Energy, Inc.                           4,083         123,715
  Public Service Enterprise                       2,873         122,246
  Reliant Energy                                  3,949         103,938
  Sempra Energy                                   2,740          67,815
  Southern Co.                                    9,058         217,211
  TXU Corp.                                       3,459         160,221
  Williams Cos.                                   6,971         190,308
  Xcel Energy Inc.                                4,564         128,477
                                                         --------------
                                                              4,477,991
                                                         --------------
    Total Common Stocks
       (cost $177,263,677)                                  126,004,459
                                                         --------------
UNIT INVESTMENT TRUST - 1.25%
  S&P 500 Depositary Receipts                    18,783       1,622,787
                                                         --------------
    Total Unit Investment Trust
       (cost $1,672,322)                                      1,622,787
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 1.64%
VARIABLE RATE DEMAND NOTES(1) - 1.24%
  Firstar Bank (2.416% due 12/31/31)      $   1,615,098  $    1,615,098
                                                         --------------
U.S. TREASURY BILL - 0.40%
  (3.502% due 10/04/01)                         525,000         524,850
                                                         --------------
      Total Short-Term Investments
         (cost $2,139,948)                                    2,139,948
                                                         --------------
TOTAL INVESTMENTS - 99.87%
   (cost $181,075,947)(2)                                   129,767,194
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.13%                            163,391
                                                         --------------
TOTAL NET ASSETS - 100%                                  $  129,930,585
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $10,970,366 and ($62,279,119), respectively.
(3) Securities and other assets with an aggregate value of $2,087,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (12/01)                           8        $9,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 82.98%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 4.38%
  Airgas Inc.*                                    1,098  $       14,570
  AK Steel Holdings Corp.                         1,769          14,948
  Albemarle Corp.                                   742          14,024
  Arch Coal                                         850          13,260
  Bowater Inc.                                      889          39,134
  Cabot Corp.                                     1,070          42,693
  Carpenter Technology Corp.                        356           7,921
  Crompton Corp.                                  1,817          12,592
  Cytec Corp                                      1,875          50,213
  Cytec Industries Inc.*                            651          15,071
  Ferro Corp.                                       554          12,842
  Fuller (H.B.) Co.                                 227          10,397
  Georgia-Pacific Group                           1,299          47,050
  IMC Global Inc.                                 1,861          16,749
  Longview Fibre Co.                                829           8,373
  Lubrizol Corp.                                    839          26,512
  Lyondell Chemical Co.                           1,897          21,721
  Martin Marietta Materials                         754          29,489
  Minerals Technologies Inc                         328          12,379
  Olin Corp.                                        709          10,422
  P.H. Glatfelter Co.                               684          10,472
  Packaging Corp. of America*                     1,775          27,424
  Potlatch Corp.                                    467          12,604
  Rayonier Inc.                                     438          17,726
  RPM Inc.                                        1,648          15,574
  Schulman (A.), Inc.                               470           4,818
  Solutia Inc.                                    1,669          20,696
  Sonoco Products                                 1,530          35,955
  UCAR International Inc.*                          855           7,610
  Universal Corp.                                   438          14,616
  Valspar Corp.                                     761          25,443
  Wausau-Mosinee Paper Corp.                        827           9,676
                                                         --------------
                                                                622,974
                                                         --------------
CAPITAL GOODS - 6.03%
  AGCO Corp.                                      1,193          10,797
  Albany International Corporation -
     Class A*                                       496           7,420
  American Standard Cos.*                         1,120          61,600
  AMETEK, Inc.                                      519          13,639
  Carlisle Companies, Inc.                          488          13,679
  Diebold, Inc.                                   1,154          43,967
  Donaldson Company, Inc.                           716          20,635
  Dycom Industries, Inc.*                           681           7,900
  Federal Signal Corp.                              731          12,895
  Flowserve Corp.*                                  604          11,929
  Granite Construction Inc.                         660          16,922
  Harsco Corp.                                      645          17,905
  Hillenbrand Industries                          1,007          54,348
  HON Industries                                    971          21,323
  Hubbell Inc. Class B                              960          27,994
  Jacobs Engineering Group*                         427          26,645
  Kaydon Corp.                                      482          10,088
  KEMET Corp.*                                    1,412          23,242
  Kennametal Inc.                                   492          15,705
  MasTec Inc.*                                      768           3,917
  Miller (Herman)                                 1,237          24,084
  Newport News Shipbuilding                         569          38,237
  Nordson Corp                                      524          11,449
  Pentair Corp.                                     788          24,247
  Plexus Corp.*                                     666          15,704
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 6.03% (CONTINUED)
  Precision Castparts                               827  $       18,359
  Quanta Services*                                  921          13,124
  Reynolds & Reynolds                             1,179          27,471
  SCI Systems Inc.*                               2,356          42,408
  Sensormatic Electronics Corp.*                  1,267          29,876
  Sequa Corp.*                                      168           7,600
  SPX Corp.*                                        638          52,890
  Stewart & Stevenson Services, Inc.                453          10,908
  Tecumseh Products Company - Class A               304          13,841
  Teleflex                                          618          23,107
  Trinity Industries, Inc.                          594          12,860
  Vishay Intertechnology*                         2,228          40,995
  Wallace Computer Services, Inc.                   652          10,368
  York International                                613          17,556
                                                         --------------
                                                                857,634
                                                         --------------
COMMUNICATIONS - 1.21%
  BroadWing Inc.*                                 3,489          56,103
  Powerwave Technologies Inc.*                    1,019          12,146
  Price Communications Corp.*                       896          15,187
  Telephone & Data Systems                          948          89,397
                                                         --------------
                                                                172,833
                                                         --------------
CONSUMER CYCLICALS - 10.81%
  Abercrombie & Fitch Co.*                        1,592          28,003
  Acxiom Corp.*                                   1,447          13,602
  American Eagle Outfitters*                      1,123          22,348
  Apollo Group*                                   1,853          77,882
  ArvinMeritor Inc.                               1,059          15,133
  Bandag Inc.                                       333           9,108
  Barnes & Noble*                                 1,042          37,616
  Belo Corp.                                      1,761          28,246
  BJ's Wholesale Club*                            1,169          55,656
  Blyth Inc.                                        762          15,156
  Borders Group*                                  1,274          24,397
  BorgWarner Inc                                    423          17,047
  Callaway Golf Co.                               1,201          15,373
  Catalina Marketing*                               896          25,088
  CDW Computer Centers*                           1,407          50,905
  ChoicePoint Inc.*                                 985          41,015
  Claire's Stores, Inc.                             792          10,019
  Clayton Homes                                   2,227          27,169
  Coach, Inc.*                                      702          18,610
  DeVRY Inc.*                                     1,125          40,388
  Dollar Tree Stores*                             1,803          34,059
  Dun & Bradstreet Corp.*                         1,294          36,232
  Extended Stay America*                          1,475          21,343
  Fastenal Company                                  612          34,872
  Furniture Brands International, Inc.*             800          15,584
  Galileo International*                          1,435          29,791
  Gentex Corp.*                                   1,196          28,572
  GTECH Holdings Corp.*                             464          16,027
  Harte-Hanks, Inc.                               1,021          22,094
  International Speedway                            858          29,884
  Jones Apparel Group*                            1,924          49,043
  Lancaster Colony                                  609          17,058
  Lands' End, Inc.*                                 471          13,612
  Lear Corporation*                               1,026          27,723
  Lee Enterprises, Inc.                             704          22,296
  Lennar Corp.                                    1,017          36,653
  Mandalay Resort Group*                          1,230          19,963
  Media General, Inc.*                              368          15,956
  Modine Manufacturing Co.                          518          12,732
  Mohawk Industries*                                845          31,054

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 10.81% (CONTINUED)
  NCO Group Inc.*                                   413  $        5,650
  Neiman-Marcus Group*                              767          18,753
  Park Place Entertainment*                       4,805          35,221
  Payless ShoeSource Inc.*                          353          19,344
  Pittston Brink's Group                            834          15,095
  Readers Digest Assoc.                           1,665          30,619
  Rollins, Inc.                                     485           7,542
  Ross Stores                                     1,310          38,318
  Saks Incorporated*                              2,295          11,475
  Scholastic Corp.*                                 562          24,447
  Six Flags Inc.*                                 1,477          18,064
  Sotheby's Holdings, Inc.*                         953          11,426
  Superior Industries
     International, Inc.                            417          13,849
  Sylvan Learning Systems, Inc.*                    603          13,809
  Tech Data Corp.*                                  866          32,821
  Unifi, Inc.*                                      866           7,101
  United Rentals*                                 1,136          19,698
  Viad Corp.                                      1,414          27,120
  Washington Post                                   152          79,010
  Williams-Sonoma Inc.*                             916          21,810
                                                         --------------
                                                              1,538,481
                                                         --------------
CONSUMER STAPLES - 6.45%
  Banta Corp.                                       396          11,037
  Bob Evans Farms, Inc.                             561          10,143
  Brinker International*                          1,604          37,886
  CBRL Group, Inc.                                  899          19,751
  Church & Dwight Company Inc.                      623          16,105
  Dean Foods Co.                                    574          26,548
  Dial Corp.                                      1,531          25,338
  Dole Food Co., Inc.                               901          19,281
  Dreyer's Grand Ice Cream, Inc.                    455          13,218
  Emmis Communications*                             757          10,916
  Energizer Holdings Inc.*                        1,479          24,581
  Entercom Communications*                          732          24,888
  Hispanic Broadcasting Class A*                  1,757          28,288
  Hormel Foods Corp.                              2,236          52,814
  IBP, Inc.                                         837          19,795
  Interstate Bakeries Corp                          813          20,732
  Kelly Services, Inc.                              582          11,756
  Korn/Ferry International*                         605           4,991
  Lance, Inc.                                       466           6,184
  Longs Drug Stores Corp                            609          16,565
  Manpower Inc.                                   1,221          32,149
  McCormick & Co.                                 1,106          50,655
  Modis Professional Services Inc.*               1,556           6,224
  Outback Steakhouse*                             1,246          31,910
  Papa John's International, Inc.*                  371           9,665
  Patterson Dental*                               1,075          39,625
  PepsiAmericas, Inc.                             2,512          37,554
  Perrigo Co.*                                    1,181          17,892
  RJ Reynolds Tobacco Holdings                    1,645          93,995
  Ruddick Corp.                                     748          11,444
  Sensient Technologies Corp.                       787          14,662
  Smucker (J.M.) Co.                                392          10,055
  Suiza Foods Corp.*                                438          27,655
  Tootsie Roll                                      795          30,417
  Tyson Foods                                     3,604          36,112
  Valassis Communication*                           865          27,602
  Westwood One, Inc.*                             1,767          39,315
                                                         --------------
                                                                917,748
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 4.45%
  BJ Services*                                    2,648  $       47,108
  Cooper Cameron Corp.*                             871          28,569
  ENSCO International                             2,234          32,661
  Forest Oil*                                       775          19,220
  Global Marine*                                  2,843          39,802
  Grant Prideco*                                  1,750          10,658
  Hanover Compressor Holding Co*                  1,014          21,943
  Helmerich & Payne                                 808          21,089
  Murphy Oil                                        726          52,533
  National-Oilwell Inc.*                          1,300          18,850
  Noble Affiliates                                  902          27,953
  Ocean Energy Inc.                               2,701          44,026
  Pennzoil-Quaker State                           1,269          14,187
  Pioneer Natural Resources*                      1,588          22,597
  Pride International*                            2,115          21,996
  Smith International*                              816          29,702
  Tidewater Inc.                                    973          25,969
  Ultramar Diamond Shamrock                       1,149          55,083
  Valero Energy                                     985          34,574
  Varco International*                            1,523          18,398
  Weatherford International. Inc*                 1,827          46,607
                                                         --------------
                                                                633,525
                                                         --------------
FINANCIAL - 16.14%
  Allmerica Financial                               856          38,392
  American Financial Group                        1,069          23,732
  AmeriCredit Corp.*                              1,292          40,853
  Associated Banc-Corp                            1,078          36,533
  Astoria Financial                                 806          47,764
  Banknorth Group Inc.                            2,213          49,394
  Certegy, Inc.*                                  1,115          28,945
  City National Corp.                               771          33,269
  Colonial BancGroup, Inc. (The)                  1,760          22,528
  Compass Bancshares                              2,058          53,570
  Dime Bancorp Inc.                               1,846          72,585
  E*Trade Group*                                  5,132          31,049
  Eaton Vance                                     1,080          33,858
  Edwards (A.G.), Inc.                            1,295          45,467
  Everest Re Group                                  740          47,878
  Fidelity National Financial                     1,385          37,243
  First Tennessee National                        2,077          76,849
  First Virginia Banks                              743          34,029
  FirstMerit Corp.                                1,418          33,280
  Gallagher (Arthur J.)                           1,269          42,956
  Golden State Bancorp                            2,189          66,546
  Greater Bay Bancorp                               682          15,870
  Greenpoint Financial Corp.                      1,631          57,248
  HCC Insurance Holdings                            901          23,696
  Hibernia Corp.                                  2,558          41,823
  Horace Mann Educators Corp                        654          11,543
  IndyMac Bancorp Inc.*                           1,013          27,462
  Investors Financial Serv.                         485          27,955
  LaBranche & Co.*                                  906          20,113
  Legg Mason                                      1,005          39,959
  Leucadia National Corp.                           892          27,830
  M&T Bank Corp.                                  1,562         115,588
  Marshall & Ilsley Corp.                         1,659          94,049
  Mercantile Bankshares                           1,129          44,821
  National Commerce Financial                     3,321          86,678
  Neuberger Berman Inc.                           1,180          41,158
  North Fork Bancorp.                             2,641          78,543
  Ohio Casualty Corp                                968          12,574
  Old Republic International                      1,899          49,773

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 16.14% (CONTINUED)
  Pacific Century Financial                       1,286  $       30,054
  PMI Group                                         713          44,484
  Protective Life Corp.                           1,102          31,958
  Provident Financial Group                         790          19,948
  Radian Group                                    1,490          57,365
  Roslyn Bancorp                                  1,492          27,617
  SEI Corp.                                       1,757          56,224
  Silicon Valley Bancshares*                        788          15,918
  Sovereign Bancorp                               3,998          37,981
  Stancorp Financial Group                          500          24,175
  TCF Financial                                   1,296          59,694
  The MONY Group                                    807          26,728
  Unitrin, Inc.                                   1,094          41,813
  Waddell & Reed Financial                        1,281          33,306
  Webster Financial Corp.                           792          26,104
  Westamerica Bancorp                               588          21,198
  Wilmington Trust Corp.                            522          28,814
                                                         --------------
                                                              2,296,784
                                                         --------------
HEALTH CARE - 10.98%
  Apogent Technologies Inc.*                      1,700          40,630
  Apria Healthcare Group Inc.*                      848          21,963
  Barr Laboratories*                                569          44,985
  Beckman Coulter Inc.                              961          42,524
  Cor Therapeutics*                                 880          19,914
  Covance Inc.*                                     935          16,746
  Dentsply International                            833          38,268
  Edwards Lifesciences Corp.*                       953          21,347
  Express Scripts*                                1,252          69,261
  First Health Group Inc.*                        1,538          45,186
  Genzyme Corp.*                                  3,114         141,438
  Gilead Sciences*                                1,520          85,378
  Health Management Assoc.*                       3,941          81,815
  Health Net Inc.*                                1,982          38,094
  ICN Pharmaceuticals                             1,284          33,833
  IDEC Pharmaceuticals Corp*                      2,399         118,918
  INCYTE Genomics Inc.*                           1,035          14,138
  IVAX Corp.*                                     3,216          71,299
  LifePoint Hospitals Inc.*                         626          27,544
  Lincare Holdings*                               1,680          44,638
  Millennium Pharmaceuticals*                     3,498          62,124
  Mylan Laboratories                              2,019          65,860
  Omnicare, Inc.                                  1,487          32,461
  Oxford Health Plans*                            1,588          45,099
  PacifiCare Health Systems
     Inc. - Class B*                                552           6,950
  Protein Design Labs.*                             700          33,061
  Quest Diagnostics*                              1,494          92,180
  Schein (Henry) Inc.*                              715          27,599
  Sepracor Inc.*                                  1,253          44,983
  STERIS Corp.*                                   1,113          21,882
  Triad Hospitals*                                1,135          40,179
  Trigon Healthcare Inc.*                           606          39,693
  Vertex Pharmaceuticals*                         1,156          20,856
  VISX Inc.*                                        909          12,026
                                                         --------------
                                                              1,562,872
                                                         --------------
TECHNOLOGY - 13.81%
  3Com Corp.*                                     5,435          20,381
  ADTRAN, Inc.*                                     637          12,167
  Advanced Fibre Comm.*                           1,300          18,993
  Advent Software, Inc.*                            548          20,632
  Affiliated Computer Services*                     806          65,616
  Arris Group Inc.*                                 615           2,202
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 13.81% (CONTINUED)
  Arrow Electronics*                              1,585  $       33,063
  Ascential Software Corp.*                       4,634          15,292
  Atmel Corp.*                                    7,457          49,813
  Avnet, Inc                                      1,886          34,306
  Avocent Corp.*                                    704          10,476
  BISYS Group*                                      924          48,990
  Cabot Microelectronics Corp.*                     384          18,551
  Cadence Design Systems*                         3,966          66,034
  Ceridian Corp.*                                 2,344          33,988
  Checkfree Corp.*                                1,232          20,907
  Cirrus Logic*                                   1,279           9,490
  CommScope, Inc.*                                  826          14,761
  Credence Systems Corp*                            981          11,821
  CSG Systems International*                        848          34,768
  Cypress Semiconductor*                          2,042          30,344
  DSP Group, Inc.*                                  438           8,738
  DST Systems Inc.*                               2,013          87,062
  Electronic Arts*                                2,157          98,510
  Enterasys Networks*                             3,038          19,595
  FEI Company*                                      510          11,093
  Gartner Group, Inc.                             1,386          12,058
  Harris Corp.                                    1,062          33,793
  Henry (Jack) & Assoc., Inc.                     1,441          32,696
  Imation Corp.*                                    568          11,871
  InFocus Corp.*                                    620           8,091
  Integrated Devices Tech*                        1,723          34,667
  International Rectifier*                        1,007          27,421
  Investment Technology Group*                      509          28,244
  Keane Inc.*                                     1,111          15,165
  L-3 Communications*                               626          54,744
  Lam Research*                                   1,981          33,578
  Lattice Semiconductor*                          1,737          27,271
  Legato Systems Inc.*                            1,416           7,760
  LTX Corp.*                                        822          11,187
  Macromedia Inc.*                                  948          11,480
  Macrovision Corp*                                 801          22,756
  Mentor Graphics*                                1,044          14,386
  Micrel Inc.*                                    1,472          29,352
  Microchip Technology Inc*                       2,106          56,441
  MIPS Technologies, Inc.*                          636           3,816
  National Instruments*                             822          21,512
  Network Associates Inc.*                        2,219          28,603
  Newport Corporation                               576           8,122
  NVIDIA Corp.*                                   2,250          61,808
  Plantronics Inc.*                                 793          13,521
  Polycom Inc.*                                   1,318          32,120
  Quantum Corp.-DSSG Stock*                       2,438          19,894
  Rational Software Corp*                         3,289          28,483
  Retek Inc.*                                       771           9,730
  RF Micro Devices, Inc.*                         2,666          44,256
  RSA Security Inc.*                                920          12,383
  SanDisk Corporation*                            1,085          10,698
  Semtech Corp.*                                  1,084          30,764
  Storage Technology*                             1,677          21,046
  SunGard Data Systems*                           4,292         100,304
  Sybase Inc.*                                    1,640          15,252
  Sykes Enterprises, Inc.*                          656           3,660
  Symantec Corp.*                                 1,220          42,297
  Synopsys Inc.*                                    979          39,268
  Titan Corp. (The)*                                995          19,502
  Transaction Systems Architects, Inc.*             583           3,661
  TranSwitch Corp.*                               1,331           4,073
  TriQuint Semiconductor Inc.*                    2,058          32,908

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 13.81% (CONTINUED)
  Waters Corporation*                             2,085  $       74,580
  Wind River Systems*                             1,276          13,398
                                                         --------------
                                                              1,966,213
                                                         --------------
TRANSPORTATION - 1.56%
  Airborne Inc.                                     775           7,401
  Alaska Air Group, Inc.*                           427           8,527
  Alexander & Baldwin, Inc.                         654          15,310
  Atlas Air Worldwide Holdings*                     616           6,068
  C.H. Robinson Worldwide                         1,362          39,444
  CNF Inc.                                          789          18,013
  EGL Inc.*                                         754           6,688
  Expeditors International                          829          39,253
  GATX Corp.                                        769          25,869
  Hunt (J.B.) Transport Services, Inc.*             567           7,394
  Overseas Shipholding Group, Inc.                  549          12,078
  Swift Transportation Co., Inc.*                 1,323          23,416
  Wisconsin Central Transportation
     Corp.*                                         748          12,776
                                                         --------------
                                                                222,237
                                                         --------------
UTILITIES - 7.16%
  AGL Resources Inc.                                875          17,474
  Allete Inc.                                     1,339          34,332
  Alliant Energy                                  1,275          39,908
  American Water Works                            1,589          62,766
  Black Hills                                       419          12,788
  Cleco Corporation                                 724          14,922
  Conectiv                                        1,429          33,582
  Covanta Energy Corp.*                             805           9,402
  DPL Incorporated                                2,060          50,099
  DQE, Inc.                                         902          17,354
  Energy East                                     1,897          38,149
  Equitable Resources                             1,004          30,130
  Hawaiian Electric Industries, Inc.                529          20,631
  IDACORP Inc. Holdings Co.                         603          21,563
  Kansas City Power & Light*                      1,000          26,090
  MDU Resources                                   1,060          24,772
  Montana Power Co.                               1,707           8,962
  National Fuel Gas                               1,274          29,340
  Northeast Utilities                             2,316          43,379
  NSTAR                                             855          35,825
  OGE Energy Corp.                                1,256          27,469
  ONEOK Inc.                                        975          16,146
  Potomac Electric Power                          1,750          38,430
  Public Service Co. of New Mexico                  630          15,882
  Puget Energy, Inc.                              1,381          29,678
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 7.16% (CONTINUED)
  Questar Corp.                                   1,299  $       26,214
  SCANA Corp.                                     1,689          42,867
  Sierra Pacific Resources                        1,577          23,810
  TECO Energy                                     2,152          58,322
  UtiliCorp United                                1,781          49,886
  Vectren Corporation                             1,078          24,136
  Western Gas Resources, Inc.                       526          13,692
  Western Resources                               1,129          18,685
  WGL Holdings Inc.                                 751          20,194
  Wisconsin Energy                                1,893          42,593
                                                         --------------
                                                              1,019,472
                                                         --------------
    Total Common Stocks
       (cost $13,518,917)                                    11,810,773
                                                         --------------

UNIT INVESTMENT TRUST - 1.80%
  S&P MidCap 400 Depositary Receipts              3,238         256,287
                                                         --------------
    Total Unit Investment Trust
       (cost $273,485)                                          256,287
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 11.98%
VARIABLE RATE DEMAND NOTES(1) - 10.68%
  American Family (2.315% due 12/31/31)        $458,316  $      458,316
  Firstar Bank (2.416% due 12/31/31)            629,031         629,031
  Wisconsin Electric (2.315% due
     12/31/31)                                  433,201         433,201
                                                         --------------
                                                              1,520,548
                                                         --------------
U.S. TREASURY BILL - 1.30%
  3.502% due 10/04/01                           185,000         184,947
                                                         --------------
    Total Short-Term Investments
       (cost $1,705,495)                                      1,705,495
                                                         --------------
TOTAL INVESTMENTS - 96.76%
   (cost $15,497,897)(2)                                     13,772,555
                                                         --------------
OTHER ASSETS AND LIABILITIES(3) - 3.24%                         461,080
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   14,233,635
                                                         ==============


-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,684,126 and ($3,409,468), respectively.
(3) Securities and other assets with an aggregate value of $1,733,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (12/01)                    8       $(34,800)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 93.75%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.10%
  AMCOL International Corporation                   506  $        2,859
  Albemarle Corp.                                   638          12,058
  Airgas Inc.*                                    1,404          18,631
  Arch Chemicals Inc.                               508          11,532
  Buckeye Technologies Inc*                         538           5,326
  Bethlehem Steel Corporation*                    3,268           4,183
  Brush Engineered Materials Inc.                   417           5,734
  ChemFirst Inc.                                    272           5,489
  Century Aluminum Co.                              315           2,523
  Crompton Corp.                                  2,848          19,737
  Cleveland-Cliffs Inc.                             240           3,456
  Carpenter Technology Corp.                        486          10,814
  Caraustar Industries, Inc.                        652           6,024
  Cytec Industries Inc.*                          1,017          23,544
  Deltic Timber Corp.                               250           6,325
  Ferro Corp.                                       714          16,551
  Fuller (H.B.) Co.                                 356          16,305
  Georgia Gulf Corp.                                609           9,787
  P.H. Glatfelter Co.                               318           4,869
  IMC Global Inc.                                 2,725          24,525
  International Specialty Products Inc.*            328           2,896
  Kaiser Aluminum Corp.*                            746           1,917
  Quaker Chemical Corp.                             194           3,521
  Longview Fibre Co.                              1,291          13,039
  Louisiana-Pacific Corp.                         2,628          17,082
  Millennium Chemicals Inc.                       1,597          16,753
  MacDermid Inc.                                    519           6,612
  Minerals Technologies Inc                         493          18,606
  NL Industries Inc                                 244           3,658
  Olin Corp.                                        875          12,863
  Omnova Solutions Inc.                             997           6,231
  Oregon Steel Mills, Inc.*                         649           3,472
  Octel Corporation*                                251           4,581
  Potlatch Corp.                                    713          19,244
  Southern Peru Copper Corp.                        355           3,355
  PolyOne Corp.                                   1,950          15,210
  Pope & Talbot, Inc.                               349           4,467
  Roanoke Electric Steel Corp.                      274           3,261
  Rock-Tenn Company                                 291           3,201
  Gibraltar Steel Corporation                       138           2,084
  RPM Inc.                                        2,574          24,324
  Reliance Steel & Aluminum Company                 479          11,381
  Ryerson Tull Inc.                                 562           7,053
  RTI International Metals Inc.*                    526           4,392
  Rayonier Inc.                                     684          27,677
  Stepan Company                                    158           2,852
  Spartech Corporation                              337           6,969
  Schulman (A.), Inc.                               735           7,534
  Symyx Technologies Inc.*                          642           9,470
  Steel Dynamics Inc.*                              630           6,231
  Stillwater Mining Co.*                            975          19,617
  Schweitzer-Mauduit
     International, Inc.                            373           8,848
  Titanium Metals Corporation*                      492           1,574
  Terra Industries Inc.*                            964           2,863
  Tremont Corp.                                      32             880
  USEC Inc.                                       2,027          13,034
  Uniroyal Technology Corporation*                  339           1,064
  Wellman, Inc.                                     675           7,796
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.10% (CONTINUED)
  Wausau-Mosinee Paper Corp.                      1,165  $       13,631
                                                         --------------
                                                                549,515
                                                         --------------
COMMUNICATIONS - 7.62%
  Adelphia Business Solutions Inc.*                 700             742
  Adaptec, Inc.*                                  2,482          19,509
  ADTRAN, Inc.*                                     532          10,161
  Aether Systems Inc.*                              550           3,449
  Alliance Fiber Optic Products Inc.*               364             295
  Agile Software Corporation*                       759           6,899
  Applied Innovation Inc.*                          221           1,757
  Ackerley Group, Inc.*                             378           4,045
  Akamai Technologies Inc.*                       1,736           5,052
  Allen Telecom Inc.*                               641           5,577
  Alloy Online Inc.*                                208           2,567
  Alaska Communications Systems
     Group, Inc.*                                   231           1,758
  Andrew Corp.*                                   2,050          37,265
  Anaren Microwave, Inc.*                           530           8,666
  answerthink Inc.*                                 964           4,531
  American Online Latin America Inc.*               559           1,839
  APAC Customer Services, Inc.*                     606           1,061
  Alamosa PCS Holdings Inc.*                      1,742          24,127
  Arris Group Inc.*                                 648           2,320
  Art Technology Group Inc.*                      1,362             953
  Aeroflex Inc.*                                  1,501          16,511
  Asiainfo Holdings Inc.*                           669           7,954
  Aspect Communications Corporation*              1,300           2,327
  Auspex Systems, Inc.*                           1,138           2,674
  AT&T Latin America Corp.*                       1,089           1,917
  Avici Systems Inc.*                             1,237           1,583
  Avocent Corp.*                                  1,112          16,547
  Avanex Corporation*                               734           2,173
  Aware, Inc.*                                      570           2,246
  Anixter International Inc.*                       652          16,157
  Beasley Broadcast Group Inc.*                     192           1,968
  Black Box Corp.*                                  483          20,325
  Boston Communications Group, Inc.*                378           4,234
  Blue Martini Software Inc.*                       746             582
  Braun Consulting Inc.*                            231             832
  Carrier Access Corporation*                       266             716
  C-COR.net Corporation*                            814           5,576
  Cable Design Technologies Corporation*          1,103          13,071
  Conestoga Enterprises, Inc.                       198           4,544
  CacheFlow Inc.*                                   547             821
  Chordiant Software, Inc.*                         697           1,303
  Click Commerce Inc.*                              433             650
  Clarent Corporation*+                             752             752
  Cumulus Media Inc.*                               739           5,136
  Computer Network Technology
     Corporation*                                   748           7,869
  Commerce One Inc.*                              4,960          12,202
  Copper Mountain Networks Inc.*                  1,332           1,066
  Corillian Corporation*                            486             962
  CoSine Communications, Inc.*                    2,197             813
  Crossroads Systems Inc.*                          480           1,584
  Crown Media Holdings, Inc.*                       418           4,285
  1-800 Contacts Inc.*                              171           2,103
  CT Communications Inc. - Class B                  392           5,723
  Commonwealth Telephone
     Enterprises, Inc.*                             273          10,033
  Centillium Communications Inc.*                   635           3,848
  Centra Software, Inc.*                            535           4,580
  CommScope, Inc.*                                1,294          23,123
  Choice One Communications Inc.*                   251             409

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.62% (CONTINUED)
  Centennial Communications Corp*                   198  $        1,782
  Dobson Communications Corporation*                591           6,117
  Docent, Inc.*                                     919           1,902
  Digital Insight Corporation*                      646           7,429
  Digital Generation Systems, Inc.*                 888           1,261
  Digital Lightwave Inc.*                           319           3,129
  Digex, Inc*                                       550           1,837
  Ditech Communications Corporation*                597           2,507
  Digitas Inc.*                                     217             499
  Digitalthink Inc.*                                490           3,788
  divine, inc.*                                   2,424           1,502
  FTD.COM Inc.*                                     207             797
  Engage, Inc.*                                   1,100             264
  Entrust Technologies Inc.*                      1,182           3,369
  E.piphany Inc.*                                 1,555           6,609
  eSpeed Inc. - Class A*                            396             396
  Extensity Inc.*                                   371           1,039
  Fibercore Inc.*                                   792           1,901
  Focal Communications Corporation*                 394             114
  F5 Networks Inc.*                                 422           3,916
  Sorrento Networks Corp.*                          320             640
  Frontline Captial Group*                          514              46
  1 800 FLOWERS.COM Inc.*                           209           2,521
  Freemarkets Inc.*                                 728           7,702
  Fisher Communications Inc.                        103           5,356
  Gray Communications Systems, Inc.                 232           3,526
  Genuity Inc.*                                   3,808           5,979
  Getty Images Inc.*                                852           9,398
  Golden Telecom, Inc.*                             239           1,864
  General Communication, Inc.*                      943          11,410
  GoTo.com Inc.*                                    455           5,710
  Grey Global Group Inc.                             18           9,954
  Global Sports Inc.*                               293           3,413
  Harmonic, Inc.*                                 1,382          11,194
  HotJobs.com Inc.*                                 615           3,672
  Hickory Tech Corp.                                326           5,314
  ACTV, Inc.*                                     1,027           2,095
  iBasis Inc.*                                      828             348
  Internet Capital Group, Inc.*                   4,754           1,902
  InterDigital Communications Corp.*              1,342           9,837
  IDT Corp.*                                        854           9,821
  Information Holdings Inc.*                        489           9,604
  Illuminet Holdings, Inc.*                         685          26,248
  I-many Inc.*                                      837           1,942
  IMPSAT Fiber Networks Inc.*                       391              78
  InterNAP Network Services Corporation*          3,781           3,781
  Inktomi Corporation*                            2,848           7,804
  Interland, Inc.*                                  958           1,006
  InfoSpace.com Inc.*                             6,136           8,836
  Inet Technologies Inc.*                           246           1,454
  ITC DeltaCom Inc.*                                897           1,076
  ITXC Corp.*                                       591           1,507
  JNI Corporation*                                  571           3,569
  Journal Register Company*                         673          11,105
  Wiley (John) & Sons, Inc.                       1,135          23,698
  Kana Software, Inc.*                            3,681           1,325
  4 Kids Entertainment Inc.*                        210           4,179
  Keynote Systems Inc.*                             594           4,514
  Key3media Group, Inc.*                            735           2,911
  Liberate Technologies Inc.*                     2,628          26,174
  Liberty Corp. (The)                               426          16,934
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.62% (CONTINUED)
  Loudcloud, Inc.*                                  622  $          697
  Liberty Digital Inc.*                             537           2,153
  Lee Enterprises, Inc.                           1,103          34,930
  Lynch Interactive Corporation*                     54           2,673
  Luminent, Inc.*                                   314             628
  LodgeNet Entertainment Corp.*                     232           2,550
  LightPath Technologies, Inc.*                     487             867
  Lightbridge, Inc.*                                648           6,642
  Lantronics Inc.*                                  393           2,397
  Leap Wireless International, Inc.*                724          11,366
  Lexent, Inc.*                                     483           3,502
  Macromedia Inc.*                                1,481          17,935
  McAfee.com Corporation*                           132           1,525
  WorldCom Inc.                                      20             312
  Media General, Inc.*                              310          13,442
  Micro General Corporation*                        257           2,205
  Multex.com, Inc.*                                 678           1,403
  Metromedia International Group Inc.*            1,859           2,231
  MatrixOne, Inc.*                                  756           4,113
  MRV Communications, Inc.*                       1,919           5,757
  Martha Stewart Living
     Omnimedia, Inc.*                               213           3,174
  Metro One Telecommunications, Inc.*               453          10,510
  Metawave Communications Corporation*              874           2,360
  MasTec Inc.*                                      580           2,958
  Neoforma.com Inc*                                  21             147
  Netegrity, Inc.*                                  588           5,039
  Newport Corporation                               858          12,098
  NMS Communications Corp.*                         922           1,438
  NEON Communications Inc.*                         189             518
  Network Plus Corporation*                         435             439
  North Pittsburgh Systems, Inc.                    378           5,572
  Net.Bank Inc.*                                    618           5,173
  NTELOS Inc.*                                      424           3,540
  Net2Phone Inc.*                                   440           1,333
  Netro Corporation*                                944           2,549
  NetRatings Inc.*                                  181           1,866
  New Focus Inc.*                                 1,318           4,257
  Novatel Wireless, Inc.*                           665             259
  NextCard Inc.*                                    811           5,166
  Next Level Communications, Inc.*                  522           1,597
  Optical Cable Corporation*                         60             111
  Optical Communication Products, Inc.*             116             269
  OmniSky Corporation*                              465             116
  On Command Corporation*                           140             307
  Oplink Communication, Inc.*                     2,910           1,921
  Paxson Communications Corporation*                791           5,695
  Priceline.com Inc.*                             2,360           8,944
  Airgate PCS*                                      292          12,971
  PCTEL, Inc.*                                      338           2,535
  PictureTel Corp.*                                 960           5,741
  Pegasus Communications Corporation*             1,083           7,581
  PECO II Inc.*                                     335           1,608
  Playboy Enterprises, Inc.*                        325           4,014
  Plantronics Inc.*                                 884          15,072
  Penton Media Inc.                                 585           2,077
  ProQuest Inc.*                                    338          11,120
  Price Communications Corp.*                     1,222          20,712
  Prodigy Communications Corp*                      397           2,187
  Proxim, Inc.*                                     679           6,620
  Portal Software Inc.*                           2,448           3,648
  Private Media Group Inc.*                         361           2,798

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.62% (CONTINUED)
  Performance Technologies, Inc.*                   250  $        2,055
  Pulitzer Inc.                                     207           9,166
  Powerwave Technologies Inc.*                    1,497          17,844
  QRS Corporation*                                  336           2,822
  Rural Cellular Corp.*                             175           4,253
  RCN Corporation*                                  736           2,355
  Register.com Inc.*                                478           4,742
  REMEC, Inc.*                                    1,125           8,921
  Regent Communications Corporation*                471           2,835
  R.H. Donnelley Corporation*                       772          20,165
  Saba Software, Inc.*                              611           1,210
  Salem Communications Corporation*                 222           4,329
  Sapient Corp.*                                  1,990           7,662
  SBA Communications Corporation*                   975          13,016
  Sinclair Broadcast Group, Inc.*                   613           4,941
  Spanish Broadcasting Systems Inc.*                931           6,601
  SeeBeyond Technology Corporation*                 699           1,258
  Scholastic Corp.*                                 696          30,276
  Secure Computing Corp.*                           702           6,837
  Safeguard Scientifics, Inc.*                    2,954           5,229
  Saga Communications Inc.*                         245           4,241
  Sirius Satellite Radio Inc.*                    1,186           4,258
  SpectraSite Holdings Inc.*                      1,675           4,037
  Skillsoft Corporation*                            106           1,694
  SpectraLink Corporation*                          379           5,931
  Selectica Inc.*                                   437           1,049
  Stanford Microdevices Inc.*                       257           1,141
  Somera Communciations Inc.*                       744           3,199
  SonicWALL Inc.*                                 1,001          11,892
  S1 Corporation*                                 1,477          12,495
  Spectrian Corporation*                            289           2,890
  Support.com Inc.*                                 547           1,313
  Sunrise Telecom Inc.*                             459           2,290
  Stellent, Inc.*                                   461           6,638
  Stratos Lightwave, Inc.*                        1,614           5,568
  Stamps.com Inc.*                                  879           2,189
  StarMedia Network Inc.*                           983             157
  DMC Stratex Networks Inc.*                      1,857           9,582
  SITEL Corp.*                                    1,403           1,249
  Symmetricom, Inc.*                                597           3,248
  Terayon Communication Systems, Inc.*            1,523          10,950
  TiVo Inc.*                                        428           1,421
  Tollgrade Communications, Inc.*                   318           6,106
  Intrado Inc.*                                     296           7,595
  Turnstone Systems Inc.*                           740           2,220
  The Trizetto Group Inc.*                          475           4,180
  Universal Access Inc.*                          1,061             785
  UnitedGlobal Com Inc.*                          1,884           4,371
  US Unwired, Inc.*                                 763           7,744
  UbiqueTel Inc.*                                 1,091           8,804
  USinternetworking, Inc.*                        1,219             329
  U.S Wireless Corporation*+                        210               2
  Value Line, Inc.                                   38           1,455
  VerticalNet Inc.*                               1,711             616
  Vitria Technology Inc.*                         1,774           3,637
  Visual Networks Inc.*                             749           1,708
  Audiovox Corporation*                             433           3,958
  Verity, Inc.*                                     714           7,211
  ViaSat Inc.*                                      339           6,048
  Ventiv Health Inc.*                               398           1,616
  ValueVision International, Inc.*                  585           7,547
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.62% (CONTINUED)
  Websense Inc.*                                    411  $        4,480
  webMethods Inc.*                                  588           4,063
  WebEx Inc.*                                       427           9,069
  WatchGuard Technologies Inc.*                     536           4,106
  WJ Communications Inc.*                           365           1,387
  Western Multiplex Corporation*                  1,252           4,682
  World Wrestling Federation
     Entertainment Inc.*                            290           3,828
  XM Satellite Radio Holdings Inc.*                 315           1,651
  XO Communications Inc. - Class A*               6,443           2,642
  Ixia*                                           1,055           6,699
  Young Broadcasting Inc.*                          319           4,626
  ZixIt Corporation*                                319           1,538
                                                         --------------
                                                              1,353,397
                                                         --------------
CONSUMER CYCLICAL - 12.14%
  AirTran Holdings Inc.*                          1,475           6,254
  Atlantic Coast Airlines Inc.*                     987          13,127
  Arctic Cat Inc.                                   411           5,540
  Action Performance Cos., Inc.*                    344           6,264
  ADVO, Inc.*                                       473          16,082
  AMC Entertainment Inc.*                           468           4,914
  AFC Enterprises Inc.*                             236           4,814
  Argosy Gaming Company*                            563          14,751
  Alaska Air Group, Inc.*                           667          13,320
  Alliance Gaming Corporation*                      366           5,197
  Ambassadors International, Inc.*                  174           2,906
  Amtran, Inc.*                                      80             688
  American Woodmark Corporation                     136           3,992
  AnnTaylor Stores Corporation*                     613          13,437
  Applica Inc.*                                     437           3,693
  Applebee's International, Inc.                    838          24,721
  Arden Group, Inc.*                                 37           1,652
  ArvinMeritor Inc.                               1,659          23,707
  Ameristar Casinos, Inc.*                           67             873
  Aviall, Inc.*                                     465           2,860
  America West Holdings Corp.*                      847           1,567
  American Axle & Manufacturing Holdings
     Inc.*                                          255           3,251
  Aztar Corporation*                                887          11,602
  Burlington Coat Factory Warehouse
     Corporation                                    448           6,317
  Bandag Inc.                                       285           7,795
  bebe Stores Inc.*                                  93           1,401
  Bell Microproducts Inc.*                          347           2,668
  Bally Total Fitness Holding
     Corporation*                                   665          13,506
  Buckle, Inc. (The)*                               156           2,574
  Building Materials Holding
     Corporation*                                   324           4,549
  Bob Evans Farms, Inc.                             876          15,838
  Bassett Furniture Industries, Inc.                256           3,576
  Bush Industries, Inc.                             207           1,828
  BUCA Inc.*                                        310           3,478
  BorgWarner Inc                                    662          26,679
  Brown Shoe Co. Inc.                               415           4,710
  Boyd Gaming Corporation*                          746           3,320
  Beazer Homes USA, Inc.*                           216          10,498
  Cato Corp.                                        353           5,281
  Cheesecake Factory Inc.*                          934          22,369
  CSK Auto Corporation*                             616           3,850
  Casey's General Stores, Inc.                      994          11,819
  CBRL Group, Inc.                                1,414          31,066
  CEC Entertainment Inc*                            704          24,006
  Brightpoint, Inc.*                              1,405           4,356
  Champion Enterprises, Inc.*                     1,203           8,361
  Christopher & Banks Corp.*                        362          10,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.14% (CONTINUED)
  Churchill Downs Inc.                               69  $        1,915
  Choice Hotels International Inc.*                 898          14,817
  Charlotte Russe Holding Inc.*                     521           6,768
  Charming Shoppes, Inc.*                         2,441          11,985
  Chico's FAS, Inc.*                                554          13,047
  O'Charley's Inc.*                                 412           7,066
  CompX International Inc. - Class A                 92             961
  Collins & Aikman Corp.*                         2,201          13,536
  Claire's Stores, Inc.                           1,061          13,422
  Crestline Capital Corporation*                    334           9,436
  Cole National Corporation*                        247           3,278
  Coachmen Industries, Inc.                         356           3,204
  California Pizza Kitchen Inc.*                    374           5,924
  Copart, Inc.*                                     938          26,273
  Cost Plus, Inc.*                                  534           9,804
  Crossman Communities, Inc.*                       165           4,335
  Cooper Tire & Rubber Co.                        1,580          22,499
  Cheap Tickets, Inc.*                              275           4,507
  Coldwater Creek Inc.*                              98           1,793
  Discount Auto Parts, Inc.*                        210           2,898
  Dress Barn, Inc. (The)*                           351           7,827
  Dillard's Inc                                   1,610          21,204
  Deb Shops, Inc.                                   103           2,120
  Direct Focus Inc.*                                751          14,945
  Donna Karan International Inc.*                    40             404
  dELiA*s Corp.*                                    679           3,626
  Duane Reade Inc.*                                 204           6,120
  Dura Automotive Systems, Inc.*                    345           2,484
  Dover Downs Entertainment, Inc.                   408           5,051
  Daisytek International Corporation*               445           5,046
  Electronics Boutique Holdings
     Corporation*                                   219           5,902
  Exide Corp.                                       641           2,410
  Furniture Brands International, Inc.*           1,266          24,662
  Finish Line, Inc. (The)*                          438           4,752
  Fedders Corporation                               622           2,426
  Fleetwood Enterprises, Inc.                       824           9,212
  Navigant International Inc.*                      297           2,388
  Federal-Mogul Corp.                             1,547           1,006
  The Boyds Collection, Ltd.*                     1,326          10,940
  Friedman's Inc.                                   349           2,464
  Fred's, Inc.                                      279           7,310
  Frontier Airlines, Inc.*                          705           5,837
  Footstar, Inc.*                                   499          17,265
  Factory 2-U Stores, Inc.*                         322           4,508
  Garan, Inc.                                        92           3,206
  Genesco Inc.*                                     551           8,954
  GenesisIntermedia.com Inc.*+                      300             300
  Guess ?, Inc.*                                    200           1,290
  Gaylord Entertainment Company*                    546          10,975
  G & K Services, Inc.                              517          13,726
  Oshkosh B'Gosh, Inc.                              248           6,448
  Group 1 Automotive Inc.*                          339           9,000
  GTECH Holdings Corp.*                             695          24,005
  Guitar Center Inc.*                               421           5,010
  Gymboree Corp.*                                   707           4,596
  Harman International Industries, Inc.             806          27,001
  Hayes Lemmerz International Inc.*                 397             397
  Handleman Co.*                                    630           8,820
  Hibbett Sporting Goods, Inc.*                      92           2,157
  Hancock Fabrics, Inc.                             393           3,223
  Hollywood Entertainment Corporation*            1,083          12,725
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.14% (CONTINUED)
  Hot Topic, Inc.*                                  450  $       11,295
  Hovnanian Enterprises, Inc.*                      336           3,874
  Hughes Supply, Inc.                               595          13,269
  Haverty Furniture Companies, Inc.                 395           3,891
  Hollywood Casino Corporation*                     251           1,694
  Interface, Inc.                                 1,128           4,850
  IHOP Corporation*                                 448          11,738
  IMPCO Technologies, Inc.*                         200           2,328
  Isle of Capri Casinos Inc.*                       483           3,429
  InterTAN, Inc.*                                   760           5,966
  JAKKS Pacific, Inc.*                              455           6,143
  Jack in the Box Inc.*                             926          25,928
  J Jill Group Inc.*                                266           3,325
  Kimball International, Inc.                       873          11,489
  KB HOME                                           886          25,171
  Kenneth Cole Productions, Inc. -
     Class A*                                       188           2,378
  Circuit City Stores, Inc. - CarMax
     Group*                                         646           7,268
  K-Swiss Inc.                                      169           4,149
  K2 Inc.*                                          452           2,703
  Kellwood Company                                  572          10,582
  Lithia Motors, Inc.*                              156           2,168
  Libbey Inc.                                       385          12,416
  Longs Drug Stores Corp                            756          20,563
  Lands' End, Inc.*                                 283           8,179
  Linens 'n Things Inc.*                            904          16,796
  Landry's Restaurants, Inc.                        385           5,698
  Luby's Inc.*                                      565           4,040
  Steinway Musical Instruments, Inc.*               154           2,231
  Liberty Livewire Corporation -
     Class A*                                       136             915
  La-Z-Boy Inc.                                   1,206          19,043
  Mesaba Holdings, Inc.*                            249           1,469
  Marcus Corp. (The)                                440           5,280
  M.D.C. Holdings, Inc.                             418          11,587
  Midwest Express Holdings, Inc.*                   318           3,371
  Mesa Air Group, Inc.*                             739           2,409
  M/I Schottenstein Homes Inc.                      148           5,002
  Magna Entertainment Corp.*                        553           3,351
  Michaels Stores Inc.*                             803          29,342
  Mobile Mini, Inc.*                                326           8,463
  Advanced Marketing Services, Inc.                 312           4,789
  Monaco Coach Corp.*                               574           8,180
  MTR Gaming Group, Inc.*                           425           3,940
  Modine Manufacturing Co.                          620          15,240
  Movado Group, Inc.                                214           3,317
  Movie Gallery Inc.*                               178           3,690
  Championship Auto Racing Teams Inc.*              315           4,379
  MSC Industrial Direct Co. - Class A*              991          15,787
  Meritage Corp.*                                    90           3,330
  Vail Resorts Inc.*                                200           2,780
  Men's Wearhouse Inc.*                             797          14,410
  Nautica Enterprises Inc.*                         625           7,400
  99 Cents Only Stores*                             676          21,869
  Newmark Homes Corp.*                               58             631
  National Presto Industries, Inc.                  119           3,201
  Insight Enterprises, Inc.*                        986          13,942
  Nu Skin Enterprises Inc. - Class A              1,094           8,533
  NVR, Inc.*                                        168          23,606
  Oneida Ltd.                                       355           5,094
  Owens & Minor, Inc.                               840          17,052
  OfficeMax, Inc.*                                2,689           8,201
  O'Reilly Automotive, Inc.*                        917          26,272

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.14% (CONTINUED)
  Oshkosh Truck Corporation                         420  $       15,212
  Oxford Industries, Inc.                           148           3,241
  Pep Boys-Manny, Moe & Jack (The)                1,190          13,150
  P C Connections Inc.*                             167           1,293
  Prime Hospitality Corp.*                        1,133           9,970
  Pegasus Systems Inc.*                             616           5,162
  Penn National Gaming, Inc.*                       215           3,526
  PETsMART, Inc.*                                 2,620          18,445
  P F Chang's China Bistro Inc.*                    229           8,226
  Palm Harbor Homes, Inc.*                          411           7,686
  Polaris Industries Inc.                           591          22,683
  Pier 1 Imports, Inc.                            2,426          20,136
  Children's Place Retail Stores Inc.*              266           4,769
  Pinnacle Entertainment Inc.*                      470           2,797
  Panera Bread Company - Class A*                   239           8,363
  SCP Pool Corp.*                                   493          10,526
  ParkerVision, Inc.*                               209           3,770
  PriceSmart, Inc.*                                  92           3,220
  Pacific Sunwear of California, Inc.*              725           9,969
  Phillips-Van Heusen Corp.                         565           5,594
  Cash America International, Inc.                  560           5,096
  Papa John's International, Inc.*                  367           9,560
  Quaker Fabric Corp.*                              291           2,124
  Rare Hospitality International, Inc.*             537           8,345
  Regis Corp.                                       913          19,136
  Ruby Tuesday, Inc.                              1,615          25,356
  Russell Corp.                                     584           8,018
  Boca Resorts Inc.*                                732           7,283
  Ryan's Family Steak Houses, Inc.*                 768          13,148
  Ryland Group, Inc. (The)                          337          16,072
  ResortQuest International Inc.*                   404           1,212
  Sonic Automotive Inc. - Class A*                  577           7,847
  School Specialty Inc.*                            389          11,888
  ScanSource, Inc.*                                 144           6,450
  7-Eleven Inc.*                                    583           5,626
  Salton Inc.*                                      149           1,275
  Scientific Games Corp.*                           393           1,560
  Shuffle Master, Inc.*                             423           5,334
  Schuler Homes, Inc.*                              752           9,137
  Madden (Steven), Ltd.*                            216           2,192
  ShopKo Stores, Inc.*                              678           5,621
  Skechers U.S.A. Inc.*                             402           4,695
  Skyline Corp.                                     157           4,192
  Anchor Gaming*                                    345          14,318
  Smart & Final Inc.*                               295           3,003
  Standard Motor Products, Inc.                     182           2,129
  Stein Mart, Inc.*                                 626           5,133
  Steak N Shake Co.*                                556           5,504
  Sonic Corporation*                                526          15,948
  Standard Pacific Corporation                      658          12,838
  Spiegel, Inc.                                     375           2,644
  Sports Resorts International, Inc.,*              612           4,400
  Stride Rite Corp. (The)                         1,050           6,563
  Lone Star Steakhouse & Saloon, Inc.               451           4,871
  Stanley Furniture Company Inc.*                   134           3,232
  Station Casinos Inc.*                             858           7,207
  Superior Industries
     International, Inc.                            473          15,708
  TBC Corp.*                                        435           4,298
  Thor Industries, Inc.                             159           4,341
  Toll Brothers, Inc.*                              591          17,535
  Too Inc.*                                         777          16,309
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.14% (CONTINUED)
  Topps Co., Inc. (The)*                            967  $        9,283
  Speedway Motorsports, Inc.*                       333           6,620
  Triarc Companies Inc.*                            325           7,508
  Tropical Sportswear International
     Corporation*                                   114           1,932
  Toro Co. (The)                                    320          13,472
  Tuesday Morning Corp.*                            217           1,992
  Trans World Entertainment Corp.*                  670           5,179
  Tower Automotive, Inc.*                           950           6,812
  Trendwest Resorts Inc.*                           120           2,970
  Tweeter Home Entertainment Group Inc.*            391           5,333
  United Auto Group, Inc.*                          198           3,295
  Universal Electronics Inc.*                       349           5,263
  Unifi, Inc.*                                    1,269          10,406
  Ultimate Electronics, Inc.*                       216           3,748
  UniFirst Corp.                                    202           3,414
  Urban Outfitters, Inc.*                           168           1,882
  United Stationers Inc.*                           790          23,590
  Vans, Inc.*                                       393           4,516
  Value City Department Stores, Inc.*               398           1,369
  Wesco International Inc.*                         496           2,554
  Winnebago Industries, Inc.                        317           6,800
  Wilsons The Leather Experts Inc.*                 266           2,405
  WMS Industries Inc.*                              492           8,605
  Wabash National Corporation                       579           3,995
  Watsco, Inc.                                      426           5,576
  Wet Seal, Inc. (The)*                             382           7,033
  Wolverine World Wide, Inc.                      1,136          15,268
  WestPoint Stevens Inc.                            586           1,037
  Wyndham International Inc. - Class A*           3,808           2,475
  Zale Corporation*                                 824          21,820
  Zomax Inc.*                                       720           3,910
  Quiksilver, Inc.*                                 538           6,644
                                                         --------------
                                                              2,156,195
                                                         --------------
CONSUMER NON-CYCLICAL - 19.83%
  aaiPharma Inc.*                                   247           4,248
  ABM Industries Inc.                               443          11,434
  ABIOMED, Inc.*                                    362           6,324
  Accredo Health Inc.*                              651          23,696
  ACLARA BioSciences Inc.*                          898           5,047
  Acacia Research Corporation*                      446           4,099
  Actrade Financial Technologies, Ltd.*             169           3,105
  Adolor Corporation*                               704          11,919
  Antigenics Inc.*                                  342           4,361
  Apria Healthcare Group Inc.*                    1,011          26,183
  Aksys, Ltd.*                                      434           2,192
  Alico, Inc.                                        87           2,205
  Align Technology, Inc.*                           252             549
  ALPHARMA INC.                                     717          20,650
  Alexion Pharmaceuticals, Inc.*                    401           6,825
  American Greetings Corp Class A                 1,599          21,171
  Applied Molecular Evolution Inc.*                 408           3,015
  American Healthcorp, Inc.*                        163           5,746
  Amylin Pharmaceuticals Inc.*                    1,348           7,454
  American Medical Systems
     Holdings, Inc.*                                702          13,387
  Albany Molecular Research Inc.*                   530          13,160
  AmSurg Corporation*                               490          13,500
  ANC Rental Corp.*                                 946             492
  Advanced Neuromodulation Systems Inc.*            169           3,498
  Aurora Foods Inc.*                                611           2,438
  Aphton Corporation*                               354           3,480
  Arbitron Inc.*                                    734          19,201

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  ARIAD Pharmaceuticals, Inc.*                      611  $        1,497
  Arena Pharmaceuticals Inc.*                       376           4,136
  ArQule, Inc.*                                     482           5,037
  Arrow International, Inc.                         286          10,668
  Array BioPharma, Inc.*                            370           3,337
  ArthroCare Corp.*                                 498           9,761
  Administaff, Inc.*                                558          14,508
  On Assignment, Inc.*                              537           8,635
  Aspect Medical Systems Inc.*                      313           3,427
  Advanced Tissue Sciences, Inc.*                 1,617           5,740
  Atrix Laboratories, Inc.*                         380           8,930
  ATS Medical, Inc.*                                557           2,228
  AVANT Immunotherapeutics Inc*                   1,444           3,422
  Avigen, Inc*                                      499           6,841
  AVI BioPharma Inc.*                               355           2,627
  AVANIR Pharmaceuticals - Class A*               1,449           4,202
  Bone Care International, Inc.*                    238           4,631
  Bruker DaltonicsInc.*                           1,151          19,107
  Beverly Enterprises, Inc.*                      2,430          24,786
  Bright Horizons Family Solutions Inc.*            269           7,263
  Sotheby's Holdings, Inc.*                         506           6,067
  Bio-Rad Laboratories, Inc.*                       205           9,635
  Boron, LePore & Associates Inc.*                  198           1,881
  BioMarin Pharmaceuticals Inc.*                    483           4,709
  Banta Corp.                                       619          17,252
  Bowne & Co., Inc.                                 832           8,445
  Biopure Corporation*                              390           7,235
  BioSphere Medical, Inc.*                           77             635
  BriteSmile Inc.*                                  352           2,112
  Biosite Diagnostics Inc*                          306           7,408
  Bio-Technology General Corporation*             1,442          10,786
  Blyth Inc.                                        823          16,369
  Century Business Services Inc.*                 1,979           4,948
  Cambrex Corporation                               559          18,743
  Cubist Pharmaceuticals, Inc*                      668          21,890
  Cobalt Corp                                       229           1,168
  CDI Corporation*                                  292           4,687
  CardioDynamics International
     Corporation*                                   730           3,504
  Comdisco, Inc.                                  2,676           1,579
  Career Education Corporation*                     518          28,490
  Cell Genesys, Inc.*                               865          13,840
  Cerus Corporation*                                257          12,143
  Consolidated Graphics, Inc.*                      252           4,304
  Church & Dwight Company Inc.                      915          23,653
  Chemed Corp.                                      223           6,422
  Pilgrim's Pride Corp.                             378           5,216
  CIMA Labs Inc.*                                   366          22,235
  Computerized Thermal Imaging, Inc.*             1,598           3,580
  Ciphergen Biosystems, Inc.*                       417           1,272
  Cadiz Inc.*                                       851           7,293
  Clark/Bardes Holdings Inc.*                       211           4,549
  Cell Pathways Inc.*                               681           2,240
  Closure Medical Corporation*                      135           2,599
  Connetics Corp.*                                  750           4,905
  CONMED Corp.*                                     547           9,682
  Columbia Laboratories, Inc.*                      626           2,811
  Corinthian Colleges Inc.*                         198           6,675
  Coca-Cola Bottling Co. Consolidated                24             906
  Cooper Companies, Inc. (The)                      343          16,087
  Central Parking Corp.                             432           6,044
  Corn Products International Inc.                  889          25,541
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  Conceptus, Inc.*                                  181  $        3,149
  CPI Corp.                                         165           2,371
  Curis, Inc.*                                      794           2,779
  Charles River Laboratories
     International, Inc.*                           962          34,026
  CorVel Corp.*                                     170           4,458
  Corixa Corporation*                             1,027          10,783
  CryoLife, Inc.*                                   393          14,781
  CoStar Group Inc.*                                320           5,750
  CSS Industries, Inc.*                              98           2,479
  Coinstar Inc.*                                    520          10,254
  Cell Therapeutics Inc.*                           849          20,418
  Corvas International, Inc.*                       689           3,962
  Covance Inc.*                                   1,463          26,202
  Coventry Health Care Inc.*                      1,630          38,468
  CV Therapeutics, Inc*                             439          17,060
  Cyberonics, Inc.*                                 486           7,659
  Cygnus, Inc.*                                     711           3,960
  Cytogen Corporation*                            1,951           5,268
  deCODE genetics Inc.*                             767           4,732
  3-Dimensional Pharmaceuticals Inc.*               154           1,055
  Dean Foods Co.                                    896          41,440
  Deltagen Inc.*                                    275           1,944
  DIANON Systems, Inc.*                             130           6,526
  Digene Corp.*                                     274           6,850
  Dial Corp.                                      2,390          39,555
  Del Monte Foods Co.*                              627           4,828
  Delta and Pine Land Company                       830          14,093
  DIMON Inc.                                      1,046           6,015
  Dendreon Corporation*                             384           3,264
  Dole Food Co., Inc.                             1,060          22,684
  Diagnostic Products Corporation                   533          22,503
  Duramed Pharmaceuticals, Inc.*                    535          10,828
  DURECT Corporation*                               477           4,617
  Dreyer's Grand Ice Cream, Inc.                    410          11,911
  Datascope Corp.                                   290          11,246
  Dollar Thrift Automotive Group Inc.*              566           5,632
  DiamondCluster International Inc. -
     Class A*                                       682           6,718
  DUSA Pharmaceuticals, Inc.*                       347           3,560
  Diversa Corporation*                              632           5,941
  Dyax Corp.*                                       484           4,656
  Dynacq International Inc.*                        106           1,595
  EDEN Bioscience Corporation*                      501           3,818
  Education Management Corporation*                 512          15,544
  Edison Schools Inc.*                              629           9,498
  Electro Rent Corp.*                               362           4,565
  Emisphere Technologies, Inc.*                     385           7,354
  Endocare, Inc.*                                   292           5,125
  Endo Pharmaceuticals Holdings*                    462           5,013
  EntreMed, Inc.*                                   384           3,302
  Enzo Biochem, Inc.*                               521           8,836
  ITT Educational Services, Inc.*                   597          19,104
  Esperion Therapeutics Inc.*                       510           3,800
  Encompass Services Corp.*                       1,606           6,071
  Edwards Lifesciences Corp.*                     1,481          33,174
  EXACT Sciences Corporation*                       101             935
  Corporate Executive Board Company*                874          22,794
  Exelixis Inc.*                                    853           9,775
  VISX Inc.*                                      1,275          16,868
  Farmer Bros. Company                               21           4,620
  First Consulting Group Inc.*                      427           3,839
  FTI Consulting Inc.*                              215           6,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  First Horizon Pharmaceutical
     Corporation*                                   203  $        5,271
  National Beverage Corporation*                     90             900
  Fleming Companies, Inc.                         1,036          30,562
  Flowers Foods, Inc.*                              425          15,406
  Forrester Research, Inc.*                         330           5,481
  Fossil, Inc.*                                     322           5,059
  F.Y.I. Inc.*                                      333          12,494
  Great Atlantic & Pacific Tea
     Co., Inc. (The)*                               486           6,955
  Genencor International, Inc.*                     249           2,455
  Genome Therapeutics Corp.*                        565           3,277
  Geron Corp.*                                      489           4,694
  Guilford Pharmaceuticals Inc.*                    534           4,598
  Gene Logic Inc.*                                  665           8,751
  Green Mountain Coffee, Inc.*                      111           2,559
  Genelabs Technologies, Inc.*                    1,022           1,891
  Genaissance Pharmaceuticals Inc.*                 456           1,774
  GenStar Therapeutics Corporation*                 287             806
  Genta Inc.*                                       499           5,165
  Gentiva Health Services Inc.*                     443           7,978
  Genzyme Biosurgery*                               864           3,370
  Genzyme Molecular Oncology*                       377           2,922
  Genzyme Transgenics Corp.*                        509           1,960
  Haemonetics Corp.*                                484          16,751
  Hain Celestial Group, Inc.*                       582          10,715
  Harvard Bioscience, Inc.*                         168           1,680
  Hemispherx BioPharma, Inc.*                       452           1,822
  Herbalife International, Inc.                     354           3,575
  Hooper Holmes, Inc.                             1,439           8,979
  Heidrick & Struggles International
     Inc.*                                          485           6,921
  Hyseq Inc.*                                       275           1,680
  Insurance Auto Auctions, Inc.*                    295           3,983
  Integra LifeSciences Holdings
     Corporation*                                   206           5,690
  Interstate Bakeries Corp                          711          18,131
  ICT Group, Inc.*                                   66             607
  ICU Medical, Inc.*                                144           5,760
  Interactive Data Corporation*                     922          12,078
  IDEXX Laboratories, Inc.*                         827          19,327
  Integrated Electrical Services Inc.*              780           4,290
  IGEN International Inc.*                          278           7,651
  Illumina Inc.*                                    465           3,023
  ILEX Oncology Inc.*                               663          17,410
  Inverness Medical Technology Inc.*                659          24,350
  Imatron Inc.*                                   2,358           4,197
  International Multifoods Corporation              387           7,392
  INAMED Corporation*                               376           6,392
  ImmunoGen, Inc.*                                  970           8,779
  Ingles Markets, Inc.                              245           2,940
  Immunomedics, Inc.*                               947          11,336
  Immune Response Corporation (The)*                776           1,102
  IMPATH Inc.*                                      464          16,013
  INCYTE Genomics Inc.*                           1,656          22,621
  InKine Pharmaceutical Co. Inc.*                   859             661
  Insmed Inc.*                                      826           2,214
  Interneuron Pharmaceuticals, Inc.*                900           4,482
  Impax Laboratories Inc.*                          408           5,341
  Isis Pharmaceuticals, Inc.*                       803          13,691
  Inspire Pharmaceuticals Inc.*                     408           3,533
  Intuitive Surgical Inc.*                          768           4,792
  Gartner Inc.*                                   2,002          18,118
  InterMune Inc.*                                   603          23,065
  Invacare Corp.                                    520          21,060
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  Harland (John H.) Company                         731  $       16,009
  J & J Snack Foods Corporation*                    146           2,738
  Kelly Services, Inc.                              401           8,100
  Keryx Biopharmaceuticals Inc.*                    314           1,975
  Kforce, Inc.*                                     620           3,119
  Korn/Ferry International*                         943           7,780
  Kendle International Inc.*                        244           4,817
  Kosan Biosciences, Inc.*                          345           1,829
  Kos Pharmaceuticals Inc.*                         120           3,342
  Kroll Inc*                                        375           4,271
  KV Pharmaceutical Company*                        560          16,464
  Landauer, Inc.                                    201           6,824
  Lexicon Genetics Inc.*                            804           6,110
  Ligand Pharmaceuticals Inc.*                    1,003           9,208
  La Jolla Pharmaceutical Co.*                      800           3,256
  Luminex Corporation*                              400           5,460
  Lance, Inc.                                       598           7,935
  LifePoint Hospitals Inc.*                         968          42,592
  Labor Ready, Inc.*                              1,020           3,254
  Large Scale Biology Corporation*                  323           1,195
  Learning Tree International, Inc.*                295           5,989
  Martek Biosciences Corp.*                         379           6,898
  Matrix Pharmaceutical, Inc.*                      659             382
  Maxim Pharmaceuticals, Inc.*                      585           2,311
  Maxygen Inc.*                                     730          11,569
  MemberWorks Inc.*                                 247           5,081
  MacroChem Corp.*                                  534           1,308
  The Medicines Company*                            494           2,989
  Midas Inc.                                        377           3,732
  Med-Design Corporation (The)*                     184           2,650
  MedQuist, Inc.*                                   259           6,514
  Magellan Health Services Inc.*                    583           6,687
  McGrath RentCorp                                  169           3,635
  Maui Land & Pineapple Company, Inc.*               54           1,080
  Mid-Atlantic Medical Services Inc.*             1,200          25,200
  MAXIMUS, Inc.*                                    291          11,561
  Mentor Corporation                                536          13,561
  MGI Pharma, Inc.*                                 424           5,669
  The Robert Mondavi Corporation*                   211           7,512
  Modis Professional Services Inc.*               2,301           9,204
  Miravant Medical Technologies*                    346           2,647
  Microvision, Inc.*                                248           3,174
  Mail-Well Inc.*                                   779           2,882
  Nabi*                                             954           5,896
  Nash Finch Co.                                    270           9,207
  National Processing Inc.*                         173           4,844
  North American Scientific, Inc.*                  177           1,912
  Nature's Sunshine Products, Inc.                  291           3,332
  Neurocrine Biosciences, Inc.*                     588          18,828
  NBTY Inc.*                                      1,075          14,147
  Navigant Consulting, Inc.*                      1,010           3,747
  NCO Group Inc.*                                   459           6,279
  New England Business Service, Inc.                283           4,910
  NeoPharm, Inc.*                                   258           3,625
  New Horizons Worldwide, Inc.*                     165           1,901
  Northfield Laboratories Inc.*                     266           3,461
  Nanogen, Inc.*                                    330           1,610
  National HealthCare Corporation*                  205           3,155
  Noven Pharmaceuticals, Inc.*                      561          10,154
  Novoste Corp.*                                    372           2,206
  NaPro BioTherapeutics, Inc.*                      592           4,677

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  NPS Pharmaceuticals, Inc.*                        689  $       21,497
  Neurogen Corp.*                                   309           5,071
  Neose Technologies, Inc.*                         293          11,310
  Novavax, Inc.*                                    356           5,020
  Wild Oats Markets, Inc.*                          407           3,232
  Ocular Sciences Inc.*                             423           8,566
  ONYX Pharmaceuticals, Inc.*                       464           1,629
  Option Care, Inc.*                                145           2,253
  Orchid Biosciences Inc.*                          843           1,846
  Organogenesis Inc.*                               750           4,388
  OraSure Technologies Inc.*                        645           6,611
  Pharmos Corporation*                            1,369           3,340
  AmeriPath Inc.*                                   582          15,283
  Pharmacopeia, Inc.*                               554           7,180
  Pharmacyclics, Inc.*                              406           7,227
  Paradigm Genetics, Inc.*                          438           2,738
  Professional Detailing Inc.*                      194           4,627
  Pediatrix Medical Group, Inc.*                    503          20,517
  Performance Food Group Company*                   921          26,276
  Progenics Pharmaceuticals Inc.*                   201           2,794
  PacifiCare Health Systems Inc. -
     Class B*                                       698           8,788
  American Italian Pasta Company -
     Class A*                                       417          18,035
  PolyMedica Corporation*                           296           4,520
  Plexus Corp.*                                   1,042          24,570
  Purina Mills Inc.*                                128           2,842
  Possis Medical, Inc.*                             422           4,938
  POZEN Inc.*                                       490           2,132
  Penwest Pharmaceuticals Company*                  282           4,859
  Pre-Paid Legal Services, Inc.*                    387           6,672
  Peregrine Pharmaceuticals, Inc.*                2,430           2,406
  Praecis Pharmaceuticals Inc.*                   1,279           4,771
  Perrigo Co.*                                    1,530          23,180
  Profit Recovery Group
     International, Inc. (The)*                     916           8,958
  Province Healthcare Company*                      788          28,951
  Pharmaceutical Resources, Inc.*                   436          15,587
  PAREXEL International Corp.*                      620           7,031
  PSS World Medical Inc.*                         1,790          17,077
  Pain Therapeutics Inc.*                           401           2,807
  Pathmark Stores Inc.*                             758          18,040
  Playtex Products, Inc.*                           671           6,811
  Pennzoil-Quaker State                           1,990          22,248
  Ralcorp Holdings, Inc.*                           753          14,653
  Renal Care Group Inc.*                          1,195          36,770
  Rent-A-Center, Inc.*                              178           4,139
  Elizabeth Arden Inc.*                             236           3,014
  Ruddick Corp.                                     763          11,674
  Resources Connection, Inc.*                       164           2,982
  Regeneron Pharmaceuticals, Inc.*                  656          14,589
  Respironics, Inc.*                                855          30,404
  Revlon, Inc.*                                     198           1,040
  RehabCare Group, Inc.*                            392          17,056
  Rigel Pharmaceuticals, Inc.*                      651           3,255
  RightCHOICE Managed Care, Inc.*                    98           4,905
  Right Management Consultants, Inc.*               156           4,844
  Aaron Rents, Inc.                                 349           5,410
  Rollins, Inc.                                     363           5,645
  Regeneration Technologies Inc*                    347           4,043
  Russ Berrie and Company Inc.                      231           6,145
  Riviana Foods Inc.                                146           2,530
  Rent-Way, Inc.*                                   614           3,224
  Ribozyme Pharmaceuticals, Inc.*                   283           1,978
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  Sanderson Farms, Inc.                             120  $        1,709
  Boston Beer Company Inc.*                         239           2,811
  Sangstat Medical Corporation*                     435           8,017
  Scios Inc.*                                       995          16,636
  SciClone Pharmaceuticals, Inc.*                   813           2,724
  Syncor International Corporation*                 492          15,660
  Seaboard Corp.                                      9           1,890
  Serologicals Corporation*                         450           8,150
  Spherion Corp.*                                 1,320           9,504
  Seattle Genetics Inc.*                            176             880
  Sangamo BioSciences Inc.*                         247           1,850
  Sierra Health Services, Inc.*                     601           4,988
  Smucker (J.M.) Co.                                473          12,132
  Select Medical Corp.*                             234           3,686
  Sylvan Learning Systems, Inc.*                    748          17,129
  Scotts Co. (The)*                                 389          13,265
  Sola International Inc.*                          566           8,581
  SonoSite Inc.*                                    219           4,468
  Specialty Laboratories Inc.*                      126           3,465
  Spartan Stores Inc.*                              488           5,954
  Sequenom, Inc.*                                   472           3,304
  Standard Register Co. (The)                       332           4,814
  SurModics Inc.*                                   329          13,142
  StarTek Inc.*                                     200           3,498
  Sunrise Assisted Living, Inc.*                    432          11,157
  i-STAT Corp.*                                     416           2,538
  STERIS Corp.*                                   1,634          32,122
  Stewart Enterprises, Inc.*                      2,413          13,995
  Strayer Education, Inc.                           146           6,512
  SRI/Surgical Express Inc.*                         49           1,458
  Star Scientific Inc.*                             511           1,410
  Standard Commercial Corp.                         256           4,211
  SuperGen, Inc.*                                   420           2,961
  Sensient Technologies Corp.                     1,213          22,596
  Sybron Dental Specialties Inc.*                   886          16,480
  Suiza Foods Corp.*                                615          38,829
  Transgenomic Inc.*                                296           2,235
  Techne Corporation*                             1,043          30,693
  Telik, Inc.*                                      438           2,847
  Targeted Genetics Corporation*                    939           1,765
  Theragenics Corporation*                          745           6,884
  Thoratec Laboratories Corporation*                887          14,671
  Transkaryotic Therapies, Inc.*                    502          13,624
  Tularik Inc.*                                     480           8,842
  Trico Marine Services, Inc.*                      622           3,682
  The Management Network Group Inc.*                229           1,385
  Tanox Inc.*                                       593           8,759
  TriPath Imaging Inc.*                             578           2,485
  Tejon Ranch Co.*                                  179           4,028
  Trimeris Inc.*                                    437          15,339
  TeleTech Holdings, Inc.*                          891           6,959
  Titan Pharmaceuticals, Inc.*                      621           3,881
  Tupperware Corp.                                1,298          25,882
  Third Wave Technologies Inc.*                     189           1,194
  Texas Biotechnology Corporation*                1,102           6,226
  UroCor, Inc.*                                     231           4,061
  Urologix, Inc.*                                   271           3,686
  United Natural Foods, Inc.*                       228           4,145
  US Oncology Inc.*                               2,377          17,707
  U S Physical Therapy, Inc.*                        72           1,169
  United Therapeutics Corporation*                  379           4,760

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.83%
(CONTINUED)
  Universal Corp.                                   687  $       22,925
  Vasomedical, Inc.*                              1,434           4,402
  Versicor Inc.*                                    349           4,677
  Vector Group Ltd.                                 374          15,976
  Vical Inc.*                                       504           5,136
  VidaMed, Inc.*                                    884           3,377
  Vion Pharmaceuticals Inc.*                        659           3,084
  Triangle Pharmaceuticals, Inc.*                   706           2,259
  Vital Signs, Inc.                                 131           4,009
  VI Technologies Inc.*                             130             832
  Valentis Inc.*                                    747           2,241
  Ventana Medical Systems, Inc.*                    303           6,193
  Volt Information Sciences, Inc.*                  203           2,432
  ViroPharma Inc.*                                  444          11,220
  VaxGen, Inc.*                                     206           2,575
  Vysis Inc.*                                        88           1,769
  Wackenhut Corporation*                            217           5,165
  Wallace Computer Services, Inc.                   959          15,246
  Wireless Facilities, Inc.*                        564           2,521
  Wackenhut Corrections Corporation*                208           2,787
  West Co., Inc.                                    252           6,199
  Watson Wyatt & Co. Holdings*                      232           3,689
  Yankee Candle Company Inc.*                       378           6,464
  Zoll Medical Corporation*                         223           7,939
                                                         --------------
                                                              3,522,442
                                                         --------------
DIVERSIFIED - 0.07%
  Resource America, Inc.                            387           3,460
  Terremark Worldwide Inc.*                       3,824           1,912
  Walter Industries, Inc.                           783           7,008
                                                         --------------
                                                                 12,380
                                                         --------------
ENERGY - 2.94%
  ATP Oil & Gas Corporation*                        151           1,049
  Atwood Oceanics, Inc.*                            231           6,006
  Berry Petroleum Company                           426           6,582
  Cal Dive International Inc.*                      817          13,611
  Chesapeake Energy Corporation*                  3,522          19,899
  SEACOR SMIT Inc.*                                 428          15,280
  Chiles Offshore Inc.*                             179           3,616
  Cabot Oil & Gas Corporaiton                       691          13,785
  Callon Petroleum Co.*                             293           1,992
  Comstock Resources, Inc.*                         581           3,451
  Carbo Ceramics Inc.                               179           4,958
  Clayton Williams Energy, Inc.*                    115           1,072
  Denbury Resources Inc.*                           419           3,474
  Dril-Quip, Inc*                                   156           2,418
  Encore Acquisition Company*                       180           2,700
  EEX Corporation*                                  784           1,098
  Emex Corp.*                                       323           2,116
  Energy Partners Ltd.*                             551           3,846
  Evergreen Resources, Inc.*                        415          14,089
  FuelCell Energy Inc.*                             672           9,952
  Frontier Oil Corporation                          663          11,370
  Gulf Island Fabrication Inc.*                     192           1,636
  Grey Wolf, Inc.*                                3,590           6,462
  Headwaters Inc.*                                  577           6,347
  Holly Corporation                                 208           3,761
  Horizon Offshore Inc.*                            363           2,214
  H Power Corporation*                              620           1,934
  Hydril Company*                                   323           4,499
  Input/Output, Inc.*                             1,142           9,342
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 2.94% (CONTINUED)
  KCS Energy, Inc.*                                 633  $        2,234
  Key Energy Services Inc.*                       2,350          14,946
  Kerr-McGee                                        102           5,295
  Key Production Co., Inc.*                         352           4,066
  Quicksilver Resources Inc.*                       203           2,761
  Lone Star Technologies, Inc.*                     627           7,775
  Lufkin Industries, Inc.                           138           3,163
  St. Mary Land & Exploration Company               709          11,294
  Millennium Cell Inc.*                             401           1,500
  Magnum Hunter Resources, Inc.*                    726           6,890
  McMoRan Exploration Co.*                          327           1,782
  Nuevo Energy Company*                             362           5,050
  Newpark Resources, Inc.*                        1,647          11,117
  Natco Group Inc.*                                 234           1,797
  Oceaneering International, Inc.*                  550           8,894
  Oil States International, Inc.*                   252           1,663
  OSCA Inc. - Class A*                              169           2,620
  Prima Energy Corp.*                               245           5,427
  Parker Drilling Co.*                            2,169           6,681
  Plains Resources Inc.*                            398          10,348
  Patina Oil & Gas Corporation                      439          10,097
  Petroquest Energy Inc.*                           563           2,832
  Pure Resources Inc.*                              338           5,391
  Prize Energy Corporation*                         100           1,745
  Penn Virginia Corp.                               198           5,574
  PYR Energy Corporation*                           364             673
  RPC, Inc.                                         269           3,344
  Remington Oil and Gas Corporation -
     Class B*                                       400           5,236
  Range Resources Corporation*                    1,200           5,700
  Seitel, Inc.*                                     502           5,045
  Swift Energy Co.*                                 580          11,960
  Stone Energy Corp.*                               539          17,356
  Spinnaker Exploration Company*                    482          17,053
  Superior Energy Services, Inc.*                 1,091           6,437
  Syntroleum Corporation*                           541           2,537
  Houston Exploration Company*                      243           6,026
  Tom Brown Inc.*                                   836          17,472
  TransMontaigne Inc.*                              393           1,906
  Meridian Resource Corporation*                    863           2,805
  Tesoro Petroleum Corporation*                     668           7,949
  3TEC Energy Corporation*                          343           4,888
  TETRA Technologies, Inc.*                         299           5,209
  Universal Compression Holdings Inc.*              255           5,738
  Unit Corporation*                                 905           8,036
  Vintage Petroleum, Inc.                         1,227          19,447
  Veritas DGC Inc.*                                 801           8,931
  WD-40 Co.                                         389           7,994
  Western Gas Resources, Inc.                       507          13,197
  W-H Energy Services, Inc.*                        461           6,482
  Westport Resources Corp.*                         756          11,113
                                                         --------------
                                                                522,035
                                                         --------------
FINANCIAL - 21.14%
  Anchor BanCorp Wisconsin Inc.                     492           8,167
  American Physicians Capital, Inc.*                293           6,086
  American Captial Strategies Ltd.                  632          17,310
  ADVANTA Corporation - Class A                     561           5,273
  Associated Estates Realty Corporation             406           3,898
  Argonaut Group, Inc.                              548           8,982
  Federal Agricultural Mortgage
     Corporation - Class C*                         203           6,776
  Anthracite Capital Inc.                           796           8,278
  Acadia Realty Trust                               473           3,070

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  Alabama National BanCorporation                   228  $        7,524
  Alfa Corporation                                  985          21,749
  Alexander's, Inc.*                                 43           2,619
  American Financial Holdings Inc.                  691          16,964
  AMCORE Financial, Inc.                            650          14,768
  Affiliated Managers Group Inc.*                   556          31,586
  AmerUS Group Company                              756          26,611
  Amli Residential Properties Trust                 334           7,882
  Andover Bancorp, Inc.                             148           7,554
  Alexandria Real Estate Equities Inc.              372          14,675
  Area Bancshares Corporation                       378           6,426
  Arrow Financial Corporation                       152           4,251
  Avatar Holdings Inc.*                             124           2,859
  BancFirst Corp.                                   103           3,523
  Banner Corp.                                      267           5,158
  BankAtlantic Bancorp - Class A                    534           5,393
  Brandywine Realty Trust                           641          13,673
  Bedford Property Investors, Inc.                  390           7,894
  Berkley (W. R.) Corp.                             477          22,896
  BancFirst Ohio Corp.                              196           4,283
  Saul Centers, Inc.                                261           4,959
  Pinnacle Holdings Inc.*                         1,065             415
  BKF Capital Group Inc.*                           144           3,888
  Bank Mutual Corporation                           281           4,524
  BankUnited Financial Corporation*                 357           5,237
  BOK Financial Corp.*                              292           8,815
  Boykin Lodging Co.                                432           3,456
  Boston Private Financial Holdings Inc.            295           5,755
  Burnham Pacific Properties, Inc.                  582           2,904
  BRE Properties, Inc.                            1,168          34,982
  Brookline Bancorp Inc.                            303           4,545
  Brown & Brown, Inc.                               507          26,415
  BSB Bancorp, Inc.                                 224           5,212
  First Busey Corp.                                 224           4,422
  Bay View Capital Corporation*                   1,426           9,982
  Baldwin & Lyons, Inc.                             161           3,125
  BancorpSouth, Inc.                              2,104          32,402
  Credit Acceptance Corporation*                    326           2,849
  Capital Automotive REIT                           390           6,872
  Capitol Transamerica Corp.                        230           3,763
  Cathay Bancorp, Inc.                              197          10,616
  Citizens Banking Corp.                          1,171          37,566
  CBL & Associates Properties, Inc.                 513          13,979
  Commercial Bank of New York                        49           1,602
  Coastal Bancorp, Inc.                             105           3,707
  Community Bank System, Inc                        179           4,923
  Capital City Bank Group Inc.                      169           3,966
  Central Coast Bancorp*                            148           3,104
  CCBT Financial Companies, Inc.                    217           5,429
  CompuCredit Corporation*                          282           2,056
  Centennial Bancorp                                527           3,974
  Commercial Federal Corporation                  1,293          31,381
  Community First Bankshares, Inc.                  931          22,363
  Capitol Federal Financial                         712          13,606
  Commerce Group Inc                                629          23,902
  Charter Municipal Mortgage Acceptance
     Company                                        771          12,313
  City Holding Company                              425           4,250
  Chemical Financial Corporation                    540          14,661
  Chittenden Corp.                                  760          19,304
  Citizens, Inc.*                                   490           4,969
  CFS Bancorp Inc.                                  405           6,022
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  Colonial Properties Trust                         368  $       10,874
  Capstead Mortgage Corporation                     219           5,755
  Commonwealth Bancorp, Inc.                        218           4,495
  Colonial BancGroup, Inc. (The)                  2,787          35,674
  Centerpoint Properties Trust                      518          24,735
  CoBiz, Inc.                                       175           2,258
  Columbia Banking System, Inc.*                    330           4,521
  CORUS Bankshares, Inc.                            228          10,249
  CPB Inc.                                          183           5,785
  Chelsea Property Group Inc.                       339          15,408
  Chateau Communities, Inc.                         511          15,049
  Camden Property Trust                             898          33,316
  Crawford & Company                                872          10,856
  Community Trust Bancorp Inc.                      260           6,214
  City Bank                                         235           5,748
  Cabot Industrial Trust                          1,024          20,992
  Community Banks, Inc.                             175           4,270
  Cousins Properties Inc.                           895          22,151
  CVB Financial Corp.                               523          11,245
  Crown American Realty Trust                       532           3,777
  Corrections Corporation of America*               628           8,264
  Dime Community Bancorp, Inc                       349           8,837
  Developers Diversified Realty Corp.             1,259          22,599
  Delphi Financial Group, Inc.                      327          11,053
  Doral Financial Corporation                       838          32,514
  Downey Financial Corp.                            499          22,021
  DVI, Inc.*                                        307           5,216
  EastGroup Properties Inc                          400           8,760
  Equity Inns, Inc.                                 927           6,665
  Entertainment Properties Trust                    371           6,270
  Equity One Inc.                                    31             363
  Essex Property Trust, Inc.                        361          17,725
  East West Bancorp Inc.                            581          13,590
  First American Corp.                            1,698          34,385
  First Banks America, Inc.*                         20             613
  F N B Corp.                                       595          15,559
  Flagstar Bancorp Inc.                             166           3,835
  First Bancorp                                     165           3,960
  FirstBank Puerto Rico                             530          13,706
  Friedman, Billings, Ramsey Group Inc.
     - Class A*                                     610           3,111
  First Community Bancshares Inc.                   202           6,383
  Forest City Enterprises, Inc.                     412          19,776
  First Commonwealth Financial
     Corporation                                  1,467          18,264
  FelCor Lodging Trust, Inc.                        755          10,155
  First Citizens BancShares, Inc.                   152          12,645
  First Charter Corporation                         799          13,064
  FirstFed Financial Corp.*                         435          11,310
  First Essex Bancorp, Inc.                         161           4,226
  First Financial Bancorp                           925          14,347
  First Financial Holdings, Inc.                    336           7,711
  Fidelity Bankshares, Inc.                         396           5,287
  FBL Financial Group, Inc.                         293           4,899
  Flushing Financial Corp.                          268           4,315
  First Financial Bankshares, Inc.                  272           8,032
  Farmers Capital Bank Corp.                        175           6,549
  Financial Federal Corp.*                          265           6,493
  First Indiana Corporation                         237           4,882
  Financial Institutions, Inc.                      208           4,876
  First Midwest Bancorp, Inc.                     1,022          34,523
  F&M Bancorp                                       278           7,284
  Fremont General Corp.                           1,441           7,868

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  First Niagara Financial Group Inc.                244  $        3,872
  FINOVA Group Inc.*                              1,400           1,568
  First Place Financial Corp.                       387           5,526
  First Industrial Realty Trust, Inc.               993          29,790
  First Republic Bank*                              267           6,128
  First Merchants Corporation                       271           6,233
  Federal Realty Investment Trust                   897          19,734
  First Sentinel Bancorp Inc.                       674           7,933
  Frontier Financial Corporation                    439          12,073
  First Federal Capital Corporation                 382           5,692
  German American Bancorp                           226           3,718
  Greater Bay Bancorp                             1,071          24,922
  GBC Bancorp                                       200           6,244
  Glacier Bancorp, Inc.                             341           6,479
  Gabelli Asset Management Inc. -
     Class A*                                       132           4,863
  Gables Residential Trust                          586          17,967
  Great American Financial Resources
     Inc.                                           148           2,686
  Great Lakes REIT Inc.                             308           5,020
  Glenborough Realty Trust Inc.                     489           9,066
  Gold Banc Corporation, Inc.                       770           5,998
  Bank of Granite Corporation                       280           6,219
  Glimcher Realty Trust                             612           9,902
  Great Southern Bancorp, Inc.                      143           3,791
  Getty Realty Corporation                          167           3,006
  Harbor Florida Bancshares Inc.                    558           9,971
  Hancock Holding Company                           193           7,832
  Health Care REIT, Inc.                            727          18,320
  Harleysville Group Inc.                           735          17,633
  Highwoods Properties, Inc.                      1,357          33,586
  HealthExtras Inc.*                                290           1,491
  Home Properties of New York, Inc.                 444          14,048
  Horace Mann Educators Corp                      1,021          18,021
  Harleysville National Corp.                       460           9,890
  Healthcare Realty Trust Inc.                    1,021          26,036
  Hudson River Bancorp, Inc.                        385           7,704
  Hilb, Rogal & Hamilton Co.                        342          15,599
  HRP Properties Trust                            3,290          26,781
  Hudson United Bancorp                           1,183          32,816
  Independent Bank Corp.                            289           7,543
  IBERIABANK Corp.                                  141           4,033
  Integra Bank Corp.                                438          10,074
  International Bancshares Corp.                    420          16,170
  Independence Community Bank
     Corporation                                  1,496          32,508
  Irwin Financial Corp.                             230           4,807
  Insignia Financial Group Inc.*                    478           5,019
  Independent Bank Corp.                            310           5,053
  Investors Real Estate Trust                       527           4,917
  IRT Property Company                              764           8,251
  JDN Realty Corp.                                  828           8,777
  Jefferies Group, Inc.                             559          18,447
  Jones Lang LaSalle Inc.*                          750          10,275
  JP Realty, Inc.                                   278           6,213
  Kansas City Life Insurance Co.                    155           5,425
  Koger Equity, Inc.                                675          11,678
  Innkeepers USA Trust                              581           5,229
  Kilroy Realty Corporation                         616          15,369
  Kramont Realty Trust                              472           5,895
  Keystone Property Trust Corp.                     171           2,172
  Lakeland Bancorp Inc.                             277           3,864
  LandAmerica Financial Group, Inc                  453          15,062
  Local Finance Corporation*                        477           6,377
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  LaSalle Hotel Properties                          307  $        2,837
  LNR Property Corporation                          553          16,562
  La Quinta Properties, Inc.*                     3,238          14,247
  Lexington Corporate Properties Trust              396           5,801
  Mid-America Apartment Communities Inc.            355           9,230
  Mid-America Bancorp                               219           5,497
  Macerich Co. (The)                                784          17,326
  MAF Bancorp, Inc.                                 464          13,298
  MB Financial Inc.*                                141           3,525
  Midwest Banc Holdings, Inc.                       146           3,121
  Medford Bancorp Inc.                              165           3,185
  Mid-State Bancshares                              552           9,423
  Meemic Holdings Inc.*                              26             617
  MicroFinancial Incorporated                       177           2,434
  Manufactured Home Communities, Inc.               352          10,708
  MeriStar Hospitality Corporation                  951          10,033
  Midland Co.                                        99           4,019
  The Mills Corporation                             390           8,338
  Mid-Atlantic Realty Trust                         322           4,508
  Main Street Banks Inc.                            241           4,336
  Mission West Properties, Inc.                     385           4,620
  Mississippi Valley Bancshares, Inc.               146           5,548
  NBT Bancorp Inc.                                  599           8,566
  NBC Capital Corporation                           133           4,356
  New Century Financial Corporation*                220           2,156
  IndyMac Bancorp Inc.*                           1,537          41,668
  National Health Investors, Inc.*                  523           7,034
  Nationwide Health Properties Inc.               1,164          22,873
  Annaly Mortgage Management, Inc.                1,124          16,242
  Commercial Net Lease Realty, Inc                  768          10,176
  National Penn Bancshares, Inc.                    438          10,293
  National Western Life Insurance Co.*               54           5,459
  Northwest Bancorp Inc.                            306           3,063
  New York Community Bancorp Inc.                 2,101          48,764
  NYMAGIC, INC.                                      83           1,332
  Realty Income Corp.                               742          21,518
  Ohio Casualty Corp                              1,408          18,290
  OceanFirst Financial Corporation                  200           5,020
  Ocwen Financial Corporation*                      923           6,655
  Corporate Office Properties Trust Inc.            222           2,420
  Oriental Financial Group Inc.                     276           5,561
  Omega Financial Corp.                             208           6,452
  Old Second Bancorp Inc.                           146           4,958
  Provident Bancorp, Inc.                            79           1,698
  Provident Bankshares Corporation                  615          12,731
  Pennsylvania Real Estate Investment
     Trust                                          287           6,099
  PFF Bancorp, Inc.                                 290           7,975
  PennFed Financial Services, Inc.                  149           3,350
  Prime Group Realty Trust                          146           1,745
  Peoples Holding Co. (The)                         152           5,090
  Philadelphia Consolidated Holding
     Corp.*                                         187           6,496
  PICO Holdings, Inc.*                              269           2,959
  Parkway Properties, Inc.                          210           6,825
  Presidential Life Corporation                     545           9,908
  PMA Capital Corporation                           416           7,488
  Pan Pacific Retail Properties Inc.                589          15,520
  Pacific Northwest Bancorp                         346           7,041
  Port Financial Corp.                              170           4,060
  Prentiss Properties Trust                         775          21,313
  Post Properties, Inc.                             977          36,227
  ProAssurance Corp.*                               493           7,346

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  Promistar Financial Corp.                         377  $        8,679
  Park National Corp.                               294          28,445
  Prosperity Bancshares, Inc.                       138           3,547
  PS Business Parks Inc.                            283           7,839
  Quaker City Bancorp, Inc.*                         95           2,849
  Reckson Associates Realty Corporation             845          20,407
  Republic Bancorp Inc.                             176           2,332
  Republic Bancorp Inc.                           1,115          15,956
  Royal Bancshares of
     Pennsylvania, Inc.                              88           1,562
  Regency Centers Corporation                       583          15,012
  Republic Bancshares, Inc.*                        112           1,901
  RFS Hotel Investors Inc.                          627           6,489
  R&G Financial Corporation - Class B               239           4,111
  Riggs National Corp.                              320           4,960
  Raymond James Financial, Inc.                     948          25,738
  RLI Corp.                                         166           6,806
  Redwood Trust, Inc.                               128           3,085
  Pacific Capital Bancorp                           670          19,410
  Sandy Spring Bancorp Inc.                         241           9,565
  Seacoast Banking Corp. of Florida                  92           3,881
  Sterling Bancshares, Inc.                         828          10,946
  Connecticut Bancshares, Inc.                      283           6,254
  Santander Bancorp                                 200           3,894
  Seacoast Financial Services
     Corporation                                    626           9,309
  Second Bancorp Inc.                               219           4,490
  StanCorp Financial Group Inc.                     784          37,946
  Simmons First National Corp.                      183           6,537
  Shurgard Storage Centers, Inc.                    753          22,695
  Staten Island Bancorp Inc.                        764          18,833
  Selective Insurance Group, Inc.                   639          14,908
  Silicon Valley Bancshares*                      1,121          22,644
  SJNB Financial Corporation                         69           2,881
  SCPIE Holdings Inc.                               222           3,574
  Tanger Factory Outlet Centers, Inc.               131           2,712
  Sterling Financial Corp.                          283           6,042
  SL Green Realty Corporation                       542          17,084
  Summit Properties Inc.                            629          16,511
  SoundView Technology Group, Inc.*               1,322           2,657
  Senior Housing Properties Trust                   327           4,398
  1st Source Corporation                            326           7,009
  Smith (Charles E.) Residential
     Realty, Inc.                                   500          25,750
  Sovran Self Storage, Inc.                         307           8,473
  S&T Bancorp, Inc.                                 594          13,900
  Stewart Information Services Corp.*               266           5,187
  State Auto Financial Corp.                        312           4,159
  St. Francis Capital Corporation                   189           4,035
  Sterling Bancorp                                  199           5,721
  Student Loan Corp.                                101           7,121
  Suffolk Bancorp                                   149           6,549
  Sun Communities, Inc.                             376          13,780
  CNA Surety Corporation                            385           5,217
  Storage USA, Inc.                                 387          15,325
  Susquehanna Bancshares, Inc.                      988          21,983
  Southwest Bancorporation of
     Texas, Inc.*                                   650          19,338
  Southwest Securities Group, Inc.                  343           5,893
  S Y Bancorp Inc.                                  138           4,416
  Tucker Anthony Sutro                              463          11,038
  Medallion Financial Corp.                         277           2,285
  Trammell Crow Company*                            576           5,760
  Trust Company of New Jersey                       497          12,475
  Taubman Centers, Inc.                             725           9,063
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 21.14% (CONTINUED)
  Cornerstone Realty Income Trust, Inc.           1,194  $       12,776
  Town & Country Trust (The)                        356           7,049
  National Golf Properties, Inc.                    250           4,013
  Triad Guaranty Inc.*                              170           5,942
  First Financial Corp.                             169           6,746
  Thornburg Mortgage Asset Corporation              547           9,064
  Tompkins Trustco Inc.                             165           6,270
  Texas Regional Bancshares, Inc.                   345          11,789
  TrustCo Bank Corp N Y                           1,562          21,462
  Troy Financial Corporation                        105           2,220
  South Financial Group Inc.                      1,072          16,980
  U S B Holding Company Inc.                        277           4,113
  United Bankshares, Inc.                         1,046          28,240
  UCBH Holdings, Inc.                               475          13,861
  United Community Financial Corp.                  830           5,852
  UICI*                                             964          13,139
  United Dominion Realty Trust, Inc.              2,551          36,428
  United Fire & Casualty Co.                        159           4,082
  Universal American Financial Corp.*             1,008           5,594
  Universal Health Realty Income Trust              226           5,582
  UMB Financial Corp.                               412          17,098
  Umpqua Holdings Corporation                       363           4,483
  United National Bancorp                           379           9,665
  UNB Corporation                                   263           4,476
  U.S. Restaurant Properties Inc.                   450           6,233
  Vesta Insurance Group, Inc.                       615           8,057
  Vencor, Inc.                                    1,521          16,503
  Westamerica Bancorp                               851          30,677
  Washington Trust Bancorp Inc.                     303           5,606
  W Holding Company Inc.                            686           9,604
  West Coast Bancorp                                410           5,535
  Westfield America Inc.                            290           4,684
  Westcorp Inc.                                     242           4,150
  WFS Financial Inc.*                               219           3,887
  Washington Real Estate Investment
     Trust                                          907          21,512
  Weingarten Realty Investors                       709          34,455
  World Acceptance Corporation*                     299           2,093
  Wesbanco, Inc.                                    458           9,847
  WSFS Financial Corporation                        213           3,510
  WIntrust Financial Corporation                    171           5,310
  Whitney Holding Corporation                       662          28,464
  Winston Hotels, Inc.                              354           2,797
  Waypoint Financial Corp.                          879          11,627
  Zenith National Insurance Corporation             207           5,092
                                                         --------------
                                                              3,754,839
                                                         --------------
INDUSTRIAL - 13.97%
  Airborne Inc.                                   1,211          11,565
  Arkansas Best Corporation*                        433           8,967
  Armstrong Holdings, Inc.*                         969           2,645
  Active Power Inc.*                                787           3,943
  ACT Manufacturing, Inc.*                          256           1,137
  Advanced Energy Industries, Inc.*                 465           7,733
  AEP Industries Inc.*                               40           1,000
  AGCO Corp.                                      1,648          14,914
  Armor Holdings Inc.*                              408           8,078
  Albany International Corporation -
     Class A*                                       390           5,834
  Arnold Industries, Inc.                           492          10,184
  AAR Corporation                                   605           4,846
  Applied Industrial Technologies Inc.              439           7,415
  Alexander & Baldwin, Inc.                       1,020          23,878
  Analogic Corporation                              165           6,683

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  AMETEK, Inc.                                      830  $       21,812
  Ameron International Corporation                   91           5,864
  American Superconductor Corporation*              509           4,754
  Smith (A.O.) Corporation                          249           4,367
  Apogee Enterprises, Inc.                          710           9,159
  Astec Industries, Inc.*                           382           4,970
  Alliant Techsystems Inc.*                         529          45,282
  AptarGroup, Inc.                                  814          25,885
  Artesyn Technologies Inc*                         855           4,651
  Barnes Group Inc.                                 412           8,776
  Butler Manufacturing Co.                          128           2,778
  Beacon Power Corp.*                               700           1,064
  BE Aerospace, Inc.*                               670           5,092
  BEI Technologies Inc.                             270           4,334
  Bel Fuse Inc. Class B                             216           4,199
  Baldor Electric Co.                               593          11,771
  General Cable Corporation                         823           8,107
  Briggs & Stratton Corp.                           544          16,978
  Benchmark Electronics, Inc.*                      494           8,161
  Ball Corp.                                        694          41,571
  BMC Industries, Inc.                              691           1,410
  Brady Corp. - Class A                             449          13,380
  Brooks Automation, Inc.*                          438          11,646
  Belden Inc.                                       618          11,618
  Castle (A.M.) & Co.                               164           1,361
  Calgon Carbon Corporation                         836           6,362
  Crown Cork & Seal Co., Inc.*                    2,999           6,868
  Catalytica Energy Systems Inc.*                   324           2,482
  Consolidated Freightways Corporation*             421           1,276
  Cognex Corporation*                               801          15,716
  Atlas Air Worldwide Holdings*                     414           4,078
  C&D Technologies Inc.                             658          12,107
  CIRCOR International Inc.                         216           3,240
  Checkpoint Systems, Inc.*                         717           7,837
  CLARCOR Inc.                                      555          13,265
  Commercial Metals Company                         288           8,006
  Coherent, Inc.*                                   697          19,795
  CoorsTek Inc.*                                    208           5,198
  Chesapeake Corporation                            381           9,849
  Carlisle Companies, Inc.                          762          21,359
  CTS Corp.                                         700          10,339
  Cubic Corporation                                 129           4,451
  CUNO Inc.*                                        381          10,573
  Covenant Transport, Inc.*                         179           1,683
  Curtiss-Wright Corp.                              142           6,617
  Castella Waste Systems Inc. -
     Class A*                                       446           4,964
  Centex Construction Products Inc.                 164           4,846
  Cymer, Inc*                                       768          12,864
  Daktronics, Inc.*                                 344           3,027
  Donaldson Company, Inc.                           986          28,417
  DDi Corporation*                                1,043           8,177
  Dionex Corp.*                                     493          12,433
  DRS Technologies, Inc.*                           301          10,460
  DSP Group, Inc.*                                  594          11,850
  Duraswitch Industries Inc.*                       115           1,155
  Dal-Tile International Inc.*                    1,405          21,623
  Dycom Industries, Inc.*                         1,070          12,412
  EGL Inc.*                                         861           7,637
  Engineered Support Systems, Inc.                  166           7,819
  EDO Corporation                                   209           6,009
  Elcor Corp.                                       484          10,421
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  EMCOR Group, Inc.*                                192  $        6,125
  Energy Conversion Devices, Inc.*                  321           5,277
  EarthShell Corporation*                         1,127           2,479
  ESCO Technologies Inc.*                           271           6,748
  Electro Scientific Industries, Inc.*              680          14,926
  Esterline Technologies Corporation*               520           8,242
  Fairchild Corp. (The)*                            320           1,088
  FEI Company*                                      378           8,222
  Franklin Electric Co., Inc.                       108           7,776
  Florida East Coast Industries, Inc.               572          12,584
  FLIR Systems, Inc.*                               265          10,873
  Flow International Corporation*                   329           3,185
  Flowserve Corp.*                                  955          18,861
  Foamex International, Inc.*                       412           2,534
  Florida Rock Industries, Inc.                     468          14,761
  Fisher Scientific International Inc.*           1,357          34,468
  Federal Signal Corp                             1,146          20,215
  Forward Air Corporation*                          387           9,110
  Wilson Greatbatch Technologies Inc.*              194           5,684
  Greif Bros. Corp.                                 325           7,449
  Gardner Denver Inc.*                              367           8,147
  GenRad, Inc.*                                     719           2,351
  Griffon Corp.*                                    666           8,125
  Graco Inc.                                        775          23,405
  GenTek Inc.                                       103             335
  Genlyte Group Inc.*                               299           8,671
  GulfMark Offshore Inc.*                           115           2,760
  Gerber Scientific, Inc.                           467           4,904
  Gorman-Rupp Company                               185           3,589
  Granite Construction Inc.                         786          20,153
  GenCorp Inc.                                      785           8,902
  HEICO Corp.                                       241           3,615
  HEICO Corp. Class A*                               24             280
  Harsco Corp.                                    1,002          27,816
  Heartland Express, Inc.*                          374           8,598
  Hexcel Corporation*                               575           2,300
  Identix Inc.*                                     772           6,284
  IDEX Corp.                                        765          21,152
  II-VI Inc.*                                       262           3,414
  Interlogix Inc.*                                  490          11,858
  Intermagnetics General Corporation*               340           7,908
  Imation Corp.*                                    839          17,535
  Insituform Technologies, Inc.*                    595          10,145
  Ionics, Inc.*                                     435           9,618
  Interpool, Inc.                                   328           4,789
  Innovative Solutions and
     Support, Inc.*                                 199           1,447
  Itron, Inc.*                                      352           8,103
  Ivex Packaging Corporation*                       399           6,803
  Hunt (J.B.) Transport Services, Inc.*             383           4,994
  JLG Industries, Inc.                            1,055           9,664
  Thermo Fibertek Inc.*                              29             374
  Kaman Corporation                                 563           7,454
  Kaydon Corp.                                      699          14,630
  Keithley Instruments, Inc.                        151           2,167
  Kirby Corp.*                                      469          10,553
  Kennametal Inc.                                   771          24,610
  Knight Transportation, Inc.*                      271           5,190
  Kansas City Southern
     Industries, Inc.*                            1,469          17,628
  Lancaster Colony                                  708          19,831
  Lawson Products, Inc.                             124           3,026
  LeCroy Corporation*                               178           3,448

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Lydall, Inc.*                                     375  $        2,475
  Ladish Company Inc.*                              229           1,821
  Lincoln Electric Holdings Inc.                    793          17,462
  Concord Camera Corp.*                             598           2,619
  Littelfuse, Inc.*                                 457          10,113
  Lennox International Inc.                       1,080          10,044
  Liqui-Box Corporation                              66           2,723
  Lindsay Manufacturing Co.                         252           4,473
  Landstar System, Inc.*                            215          13,760
  LSI Industries Inc.                               237           5,925
  MagneTek, Inc.*                                   514           4,719
  Matthews International Corp.                      770          16,986
  Mestek, Inc.*                                      67           1,558
  Molecular Devices Corp.*                          386           7,195
  Medis Technologies Ltd.*                          210           1,325
  Merix Corporation*                                323           4,538
  Methode Electronics Inc. - Class A                848           6,402
  Mechanical Technology, Inc.*                      482           1,687
  Mueller Industries Inc.*                          738          21,181
  Moog Inc.*                                        312           7,042
  Mine Safety Appliances Co.                        217           9,765
  Measurement Specialties, Inc.*                    174           1,721
  Manufacturers Services Ltd.*                      387           1,567
  Manitowoc Co.                                     611          14,811
  Maverick Tube Corp.*                              852           7,719
  Myers Industries, Inc.                            413           4,894
  Milacron Inc.                                     395           4,724
  Nanophase Technologies Corporation*               292           1,299
  NACCO Industries, Inc.                            163           9,087
  NCH Corporation                                    56           2,195
  NCI Building Systems Inc.*                        400           4,600
  Nordson Corp                                      582          12,717
  NN, Inc.                                          289           2,520
  National Service Industries, Inc.               1,036          21,393
  NS Group, Inc.*                                   443           3,012
  Nortek, Inc.*                                     212           4,569
  Nu Horizons Electronics Corporation*              368           2,778
  Quanex Corporation                                338           7,808
  Oglebay Norton Company                             71           1,044
  Owens-Illinois, Inc.*                           3,653          14,722
  Offshore Logistics, Inc.*                         433           8,309
  Orbital Sciences Corporation*                     842           1,532
  Overseas Shipholding Group, Inc.                  687          15,114
  Osmonics, Inc.*                                   265           3,313
  Universal Display Corporation*                    372           2,623
  Packard BioScience Company*                     1,605          12,696
  Perini Corporation*                               282           1,833
  Pitt-Des Moines, Inc.                             114           3,477
  Photon Dynamics, Inc.*                            321           7,431
  Pioneer-Standard Electronics, Inc.                693           6,251
  Park Electrochemical Corp.                        417           9,070
  Planar Systems, Inc.*                             260           5,229
  Pemstar Inc.*                                     418           4,807
  Penn Engineering and Manufacturing
     Corp.                                          299           4,246
  Powell Industries, Inc.*                          157           3,556
  Polaroid Corp.                                  1,113             579
  Presstek Inc.*                                    771           4,780
  Proton Energy Systems, Inc.*                      834           3,928
  PAXAR Corp.*                                      904          11,526
  Pittston Brink's Group                          1,304          23,602
  Quixote Corp.                                     154           3,236
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Ryder System Inc.                               1,325  $       26,487
  RailAmerica, Inc.*                                420           5,250
  Regal-Beloit Corp.                                480           8,760
  Robbins & Myers, Inc.                             187           4,610
  Recoton Corp.*                                    236           2,915
  Research Frontiers Inc.*                          246           3,998
  Sturm, Ruger & Co., Inc.                          494           5,128
  U S Concrete Inc.*                                422           3,068
  Roadway Corporation                               300           7,227
  Rogers Corporation*                               392          11,019
  ROHN Industries Inc.*                             429           1,060
  Roper Industries, Inc.                            732          26,345
  Rayovac Corp.*                                    448           6,832
  SatCon Technology Corporation*                    212           1,143
  SBS Technologies, Inc.*                           358           3,995
  Sauer-Danfoss Inc.                                255           1,994
  Silgan Holdings, Inc.*                            244           4,465
  SLI Inc.                                          611           1,582
  Spectra Physics Inc.*                              93           1,651
  Sequa Corp.*                                       88           3,981
  Stericycle, Inc.*                                 337          14,046
  Stoneridge Inc.*                                  315           2,205
  Sensormatic Electronics Corp.*                  1,999          47,136
  Simpson Manufacturing Co., Inc.*                  186           9,858
  Stewart & Stevenson Services, Inc.                626          15,074
  SureBeam Corporation*                             169           1,403
  Swift Transportation Co., Inc.*                 1,446          25,594
  Standex International Corp.                       273           5,146
  Teledyne Technologies Inc.*                       797          12,712
  Tecumseh Products Company - Class A               384          17,484
  Terex Corporation*                                677          12,057
  Tredegar Industries, Inc.                         398           6,766
  Triumph Group, Inc.*                              471          10,974
  Thomas Industries Inc.                            382           8,232
  Timken Co. (The)                                1,248          17,098
  Thomas & Betts Corp.                            1,464          25,591
  Tennant Co.                                       229           8,015
  Technitrol, Inc.                                  761          16,970
  Trimble Navigation Ltd.*                          611           9,318
  Trinity Industries, Inc.                          928          20,091
  TRC Companies, Inc.*                              131           4,734
  Tetra Tech, Inc.*                                 960          21,216
  TTM Technologies Inc.*                            285           1,761
  Titan Corp. (The)*                              1,197          23,461
  Trex Company Inc.*                                156           2,722
  Texas Industries, Inc.                            523          16,161
  UCAR International Inc.*                        1,143          10,173
  Universal Forest Products, Inc.                   297           5,649
  AMERCO*                                           328           5,963
  United Industrial Corp.                           316           4,645
  UNOVA Inc.*                                     1,111           4,944
  URS Corp.*                                        315           7,245
  USFreightways Corp.                               661          20,716
  USG Corp.                                         929           3,465
  U S Industries, Inc.                            1,870           4,301
  Valmont Industries, Inc.                          347           4,858
  Varian Inc.*                                      779          19,849
  ViaSystems Group Inc.*                          1,371             891
  Vicor Corp.*                                      570           8,043
  Valence Technology, Inc.*                         732           2,591
  Wabtec Corp.                                      731           7,968

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.97% (CONTINUED)
  Wisconsin Central Transportation
     Corp.*                                       1,043  $       17,813
  Waste Connections Inc.*                           681          18,387
  Woodhead Industries, Inc.                         265           3,964
  Werner Enterprises, Inc.                          704          11,771
  Woodward Governor Company                         223          10,804
  Encore Wire Corporation*                          330           4,274
  Wolverine Tube Inc.*                              196           1,980
  Worthington Industries, Inc.                    1,698          19,103
  Watts Industries, Inc.                            386           5,057
  Excel Technology, Inc.*                           213           3,350
  X-Rite, Incorporated                              427           3,373
  Yellow Corporation*                               608          12,365
  York International                                967          27,693
  Zebra Technologies Corporation*                   667          24,984
  Zygo Corporation*                                 372           3,835
                                                         --------------
                                                              2,481,730
                                                         --------------
TECHNOLOGY - 8.78%
  Actel Corporation*                                563           9,999
  Actuate Corporation*                            1,045           4,379
  ADE Corporation*                                  229           2,153
  Advanced Digital Information
     Corporation*                                 1,309          13,496
  Alpha Industries, Inc.*                         1,093          21,171
  Acclaim Entertainment, Inc.*                    1,076           2,884
  Alliance Semiconductor Corporation*               658           4,724
  American Management Systems, Inc.*              1,048          12,586
  ANADIGICS, Inc.*                                  758           9,248
  ANSYS, Inc.*                                      360           6,426
  Ansoft Corporation*                               153           1,395
  AstroPower Inc.*                                  303          10,457
  AremisSoft Corporation*                           440             308
  Artisan Components Inc.*                          320           2,534
  Ascential Software Corp.*                       7,269          23,988
  Asyst Technologies, Inc.*                         818           7,403
  ATMI Inc.*                                        685          10,583
  Activision, Inc.*                                 435          11,841
  August Technology Corporation*                    136           1,115
  Avid Technology, Inc.*                            573           4,177
  Avant! Corp.*                                     943           2,791
  AXT Inc.*                                         483           5,120
  Aspen Technology, Inc.*                           770           7,700
  BARRA, Inc.*                                      291          12,228
  Borland Software Corp.*                         1,232           9,979
  Brio Technology Inc.*                             470           1,142
  BSQUARE Corporation*                              373             988
  CACI International Inc.*                          231          12,626
  Caliper Technologies Corporation*                 534           4,940
  Caminus Corporation*                              232           3,406
  Carreker Corporation*                             430           3,264
  Catapult Communications Corporation*              119           1,637
  CIBER, Inc.*                                    1,206           7,598
  CCC Information Services Group Inc.*              254           1,857
  Concurrent Computer Corporation*                1,386          12,585
  Constellation 3D Inc.*                            353             254
  ChipPAC Inc.*                                     816           1,877
  Celeritek, Inc.*                                  300           3,549
  Credence Systems Corp*                          1,441          17,364
  Convera Corp.*                                    514           1,259
  Cohu, Inc.                                        513           7,674
  Cognizant Technology Solutions
     Corporation*                                   189           4,234
  Covansys Corporation*                             453           3,959
  Documentum, Inc.*                                 948           7,764
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.78% (CONTINUED)
  Digimarc Corporation*                             249  $        3,429
  DuPont Photomasks, Inc.*                          122           3,389
  Dendrite International, Inc.*                     739           5,868
  Datastream Systems, Inc.*                         406           1,218
  Eclipsys Corporation*                           1,091          14,510
  EpicEdge Inc.*                                    199              42
  eFunds Corp.*                                   1,150          19,148
  Electronics for Imaging, Inc.*                  1,343          21,864
  Electroglas, Inc.*                                529           6,586
  Elantec Semiconductor, Inc.*                      566          12,990
  Echelon Corporation*                              586           7,313
  Embarcadero Technologies Inc.*                    226           1,779
  EMCORE Corporation*                               550           4,708
  Entegris Inc.*                                    991           7,829
  EPIQ Systems Inc.*                                146           3,723
  ESS Technology, Inc.*                             752           7,685
  Exar Corp.*                                       952          16,470
  EXE Technologies Inc.*                            778           1,587
  FalconStore Software, Inc.*                       328           2,844
  FactSet Research Systems Inc.                     513          12,445
  Fair, Isaac and Co., Inc.                         445          21,017
  FileNet Corp.*                                    890           8,962
  FSI International, Inc.*                          646           6,434
  Global Imaging Systems Inc.*                      171           2,951
  Global Payments Inc                               877          25,784
  GlobeSpan Inc.*                                 1,361          12,303
  Handspring, Inc.*                                 490             662
  Helix Technology Corp.                            567           9,208
  Hi/fn Inc.*                                       199           1,960
  HNC Software Inc.*                                872          16,306
  Hutchinson Technology Inc.*                       630          11,214
  Hyperion Solutions Corporation*                   812          10,848
  The InterCept Group Inc.*                         274           9,165
  Integrated Circuit Systems, Inc.*                 692           8,844
  IDX Systems Corp.*                                419           4,295
  Infogrames Inc.*                                  369           1,255
  Indus International, Inc.*                        773           4,607
  IKON Office Solutions Inc.                      3,561          27,491
  InFocus Corp.*                                    977          12,750
  Intergraph Corp.*                               1,250          11,188
  Interactive Intelligence Inc.*                    137             685
  InteliData Technologies Corporation*            1,149           3,769
  Inter-Tel, Inc.                                   467           5,352
  InterVoice-Brite Inc.*                            752           7,806
  Iomega Corporation*                             6,864           8,374
  Information Resources, Inc.*                      683           4,337
  Integrated Silicon Solution, Inc.*                663           5,695
  Integral Systems, Inc.*                           238           4,294
  InterTrust Technologies Corporation*            1,891           2,004
  infoUSA Inc. - Class B*                           682           2,769
  JDA Software Group, Inc.*                         504           6,623
  J. D. Edwards & Company*                        2,476          17,629
  Keane Inc.*                                     1,342          18,318
  Kulicke & Soffa Industries, Inc.*               1,232          13,429
  Kopin Corporation*                              1,635          17,053
  Kronos Inc.*                                      315          12,931
  Lexar Media Inc.*                                 830             830
  Legato Systems Inc.*                            2,237          12,259
  VA Linux Systems Inc.*                            778             817
  LTX Corp.*                                      1,205          16,400
  Manhattan Associates Inc.*                        358           6,072

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.78% (CONTINUED)
  MapInfo Corporation*                              330  $        2,409
  MICROS Systems, Inc.*                             438           7,783
  MCSi Inc.*                                        277           4,462
  Allscripts Healthcare
     Solutions, Inc.,*                              783           3,289
  Moldflow Corporation*                             108             915
  MIPS Technologies, Inc.*                          977           6,399
  MKS Instruments Inc.*                             516           9,159
  MSC.Software Corp.*                               359           5,780
  Mercury Computer Systems, Inc.*                   464          17,423
  MRO Software Inc.*                                390           3,978
  Microsemi Corporation*                            704          18,339
  MetaSolv, Inc.*                                   657           3,942
  MicroStrategy Incorporated*                       722             816
  MTS Systems Corporation                           518           5,957
  Mattson Technology, Inc.*                         785           3,140
  Midway Games, Inc.*                               685           8,295
  Maxwell Technologies, Inc.*                       252           1,638
  Nanometrics Incorporated*                         183           3,241
  National Data Corp.                               800          28,800
  Numerical Technologies, Inc.*                     467           7,752
  Novell Inc.*                                    8,892          32,545
  NetScout Systems Inc.*                            430           1,828
  NetIQ Corporation*                              1,001          22,793
  Nuance Communications*                            666           4,329
  Novadigm, Inc.*                                   340           2,499
  NYFIX Inc.*                                       548           7,836
  Oak Technology, Inc.*                           1,177           9,181
  ON Semiconductor Corp.*                           834           1,543
  Onyx Software Corporation*                        824           1,566
  OPNET Technologies, Inc.*                         206           1,207
  OTG Software Inc.*                                368           2,042
  Pinnacle Systems, Inc.*                         1,288           3,748
  PEC Solutions Inc.*                                34             579
  Perot Systems Corporation - Class A*            1,527          24,661
  Packeteer Inc.*                                   557           1,777
  Photronics, Inc.*                                 653          12,048
  PLX Technology Inc.*                              429           2,218
  Pomeroy Computer Resources, Inc.*                 250           3,013
  Power Integrations Inc.*                          654          11,916
  ProBusiness Services Inc.*                        437           6,463
  Progress Software Corp.*                          731          10,227
  PRI Automation, Inc.*                             587           5,882
  Pericom Semiconductor Corporation*                536           7,450
  Per-Se Technologies Inc.*                         753           5,979
  Phoenix Technologies Ltd.*                        582           5,837
  Pumatech, Inc.*                                   937           1,265
  Pixelworks Inc.*                                  547           6,892
  Radiant Systems, Inc.*                            379           3,866
  Read-Rite Corp.*                                2,997           8,841
  Richardson Electronics, Ltd.                      114             942
  Red Hat, Inc.*                                    675           2,363
  Renaissance Learning Inc.*                        195           6,417
  Rambus Inc/DE*                                  2,072          15,250
  Rainbow Technologies, Inc.*                       582           2,037
  Roxio, Inc.*                                      415           6,308
  RadiSys Corp.*                                    396           4,752
  Rudolph Technologies Inc.*                        240           5,918
  Sage, Inc.*                                       284           4,331
  StarBase Corporation*                           1,747           1,153
  SONICblue Inc.*                                 2,028           2,211
  Sanchez Computer Associates Inc.*                 331           2,489
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.78% (CONTINUED)
  SCM Microsystems Inc.*                            385  $        2,391
  Systems & Computer Technology Corp.*              777           6,993
  SeaChange International Inc.*                     432           7,547
  General Semiconductor Inc.*                       894           8,582
  Silicon Graphics, Inc.*                         4,921           2,264
  Schawk, Inc.                                      226           2,226
  SignalSoft Corporation*                           445           1,749
  Siliconix incorporated*                           147           3,053
  Silicon Image Inc.*                             1,208           2,525
  Sipex Corp.*                                      567           3,663
  Silicon Laboratories Inc.*                        218           3,006
  Standard Microsystems Corporation*                367           3,442
  Semitool, Inc.*                                   387           3,700
  Simplex Solutions, Inc.*                          101           1,527
  SPSS Inc.*                                        246           4,234
  SpeechWorks International Inc.*                   607           2,993
  SERENA Software, Inc.*                            391           4,555
  Silicon Storage Technology, Inc.*               1,923           8,903
  SPS Technologies, Inc.*                           243           7,348
  Supertex, Inc.*                                   198           3,018
  Sykes Enterprises, Inc.*                          568           3,169
  Synplicity Inc.*                                  260           1,456
  Syntel Corp.*                                     127           1,041
  IXYS Corporation*                                 250           1,488
  TALX Corp.                                        219           4,663
  3D Systems Corporation*                           202           3,151
  Three-Five Systems, Inc.*                         537           8,560
  3DO Co. (The)*                                    829           1,699
  T-HQ Inc.*                                        536          23,128
  TriQuint Semiconductor Inc.*                    2,991          47,826
  TradeStation Group Inc.*                          511           1,252
  Trikon Technologies Inc.*                         254           2,144
  Tripath Technology, Inc.*                         390             218
  Transaction Systems Architects, Inc.*             895           5,621
  Take-Two Interactive Software, Inc.*              832           5,882
  Microtune Inc.*                                   573           6,532
  Plato Learning, Inc.*                             248           5,987
  Therma-Wave Inc.*                                 401           4,118
  TranSwitch Corp.*                               2,136           6,536
  Unigraphics Solutions Inc. - Class A*             127           4,128
  Ulticom Inc.*                                     232           1,891
  Ultratech Stepper, Inc.*                          499           5,973
  Vastera Inc.*                                     457           5,118
  Veeco Instruments Inc.*                           623          16,510
  Virage Logic Corporation*                         216           2,361
  Vialta Inc. Class A*                              889             364
  Virata Corporation*                             1,248          12,455
  Varian Semiconductor Equipment
     Associates Inc.*                               815          21,066
  Viewpoint Corp.*                                  960           3,264
  Wave Systems Corp.*                             1,260           2,129
  Western Digital Corp.*                          4,463           9,685
  MEMC Electronic Materials, Inc.*                1,036           1,088
  Witness Systems Inc.*                             292           2,380
  Xicor, Inc.*                                      542           4,309
  Xanser Corporation*                               706           1,306
  Xybernaut Corporation*                          1,119           2,238
  Zoran Corporation*                                440          10,657
                                                         --------------
                                                              1,559,610
                                                         --------------
UTILITIES - 4.16%
  AGL Resources Inc.                              1,370          27,359
  Atmos Energy Corp.                              1,019          22,010

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 4.16% (CONTINUED)
  Avista Corporation                              1,191  $       16,198
  American States Water Company                     254           9,398
  Bangor Hydro-Electric Co.                         185           4,927
  Cascade Natural Gas Corporation                   278           6,005
  CH Energy Group Inc.                              425          17,255
  Cleco Corporation                               1,047          21,579
  Corad Communications Group                      4,531           1,654
  Covanta Energy Corp.*                           1,253          14,635
  Connecticut Water Service, Inc.                   192           5,301
  Central Vermont Public Service Corp.              291           5,090
  California Water Service Group                    354           9,558
  DQE, Inc.                                       1,407          27,071
  Empire District Electric Co.                      444           9,124
  El Paso Electric Company*                       1,294          17,016
  Energen Corp.                                     695          15,638
  Hawaiian Electric Industries, Inc.                840          32,760
  Kansas City Power & Light                         235           3,816
  Laclede Gas Company                               475          11,400
  Madison Gas & Electric Co.                        399          10,035
  Middlesex Water Company                           127           4,191
  Montana Power Co.                               2,613          13,718
  New Jersey Resources Corp.                        448          19,806
  Northwestern Corporation                          596          13,112
  NewPower Holdings Inc.*                         1,120           3,450
  NUI Corporation                                   346           7,069
  Northwest Natural Gas Company                     631          14,759
  ONEOK Inc.                                      1,336          22,124
  Otter Tail Power Company                          612          17,350
  Peoples Energy Corp.                              891          35,426
  Public Service Co. of New Mexico                  985          24,832
  Piedmont Natural Gas Co., Inc.                    761          23,698
  Philadelphia Suburban Corp.                     1,132          29,726
  RGS Energy Group Inc.                             869          33,630
  SEMCO Energy, Inc.                                455           6,529
  South Jersey Industries, Inc.                     294           9,011
  SJW Corp.                                          50           4,095
  Sierra Pacific Resources                        1,976          29,838
  Southern Union Co.*                               850          17,791
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 4.16% (CONTINUED)
  Southwestern Energy Co.*                          634  $        7,513
  Southwest Gas Corp.                               728          15,434
  UGI Corp.                                         683          18,509
  UIL Holding Corporation                           312          14,879
  Unisource Energy Corporation                      757          10,598
  WGL Holdings Inc.                               1,171          31,486
  WPS Resources Corporation                         667          22,945
                                                         --------------
                                                                739,348
                                                         --------------
    Total Common Stocks
       (cost $21,153,079)                                    16,651,491
                                                         --------------

UNIT INVESTMENT TRUST - 3.83%
  iShares Russell 2000 Index Fund*                8,480         680,096
                                                         --------------
    Total Unit Investment Trust
       (cost $763,612)                                          680,096
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 2.24%
VARIABLE RATE DEMAND NOTES(1) - 1.90%
  Firstar Bank (2.416% due 12/31/31)      $     317,728  $      317,728
  Wisconsin Corp. (2.663% due 12/31/31)          19,133          19,133
                                                         --------------
                                                                336,861
                                                         --------------
U.S. TREASURY BILL - .34%
  (3.502% due 10/04/01)                          60,000          59,983
                                                         --------------
    Total Short-Term Investments
       (cost $396,844)                                          396,844
                                                         --------------
TOTAL INVESTMENTS - 99.82%
   (cost $22,313,535)(2)                                     17,728,431
                                                         --------------
OTHER ASSETS AND LIABILTIES(3) - 0.18%                           32,412
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   17,760,843
                                                         ==============

-------------

*    Non-income producing
+    llliquid Security
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,875,166 and ($6,460,270), respectively.
(3) Securities and other assets with an aggregate value of $406,050 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (12/01)                      2       $(5,650)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 73.05%

                                                 SHARES           VALUE

                                                      -----------------
BASIC INDUSTRIES - 0.30%
  Smurfit - Stone Container Corporation*          1,652  $       21,856
                                                         --------------
CAPITAL GOODS - 1.89%
  Maxim Integrated Products, Inc.*                3,173         110,865
  PACCAR Inc.                                       592          29,049
                                                         --------------
                                                                139,914
                                                         --------------
CONSUMER NON-DURABLES - 0.76%
  Cintas Corporation                              1,400          56,420
                                                         --------------
CONSUMER SERVICES - 7.99%
  Adelphia Communications Corporation*            1,112          24,686
  Amazon.com, Inc.                                1,638           9,779
  At Home Corporation*+                           1,735             260
  Bed Bath & Beyond Inc.*                         2,653          67,545
  CMGI, Inc.*                                     2,683           2,683
  Comcast Corporation*                            3,080         110,480
  Costco Wholesale Corp.*                         1,629          57,927
  eBay Inc.*                                      1,379          63,089
  Gemstar-TV Guide International Inc.*            2,984          58,815
  PanAmSat Corporation*                           1,392          32,461
  Staples Inc.*                                   2,100          28,035
  Starbucks Corp.*                                3,634          54,292
  TMP Worldwide Inc.*                               783          22,229
  USA Networks, Inc.*                             2,411          43,350
  Yahoo! Inc.*                                    1,863          16,413
                                                         --------------
                                                                592,044
                                                         --------------
HEALTH CARE - 10.42%
  Abgenix, Inc.*                                    536          12,167
  Amgen Inc.*                                     3,355         197,173
  Biogen, Inc.*                                   1,254          69,697
  Biomet, Inc.                                    2,496          73,008
  Chiron Corp.*                                   1,828          81,108
  Genzyme Corp.*                                  1,781          80,893
  Human Genome Sciences, Inc.*                      843          26,057
  IDEC Pharmaceuticals Corp*                      1,082          53,635
  Immunex Corp.*                                  5,005          93,493
  MedImmune Inc.*                                 1,566          55,797
  Millennium Pharmaceuticals*                     1,609          28,577
                                                         --------------
                                                                771,605
                                                         --------------
PUBLIC UTILITIES - 2.30%
  McLeodUSA Incorporated*                         3,398           2,616
  NEXTEL Communications Inc.*                     6,560          56,679
  WorldCom, Inc.*                                 7,298         109,762
  XO Communications Inc. - Class A*               2,380             976
                                                         --------------
                                                                170,033
                                                         --------------
TECHNOLOGY - 49.39%
  3Com Corp.*                                     1,200           4,500
  ADC Telecommunications, Inc.*                   6,689          23,345
  Adobe Systems Inc.                              1,628          39,039
  Altera Corp.*                                   3,729          61,081
  Apple Computer, Inc.*                           3,330          51,648
  Applied Materials, Inc*                         2,889          82,163
  Applied Micro Circuits Corp*                    2,390          16,706
  Ariba, Inc.*                                    1,628           3,028
  Atmel Corp.*                                    2,413          16,119
                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 49.39% (CONTINUED)
  BEA Systems, Inc.*                              2,468  $       23,668
  Broadcom Corporation*                           1,114          22,614
  BroadVision, Inc.*                              2,016           1,835
  Brocade Communications Systems, Inc.*           1,588          22,280
  Check Point Software Technologies
     Ltd.*                                        1,588          34,968
  CIENA Corp.*                                    2,663          27,402
  Cisco Systems, Inc.*                           17,852         217,437
  Citrix Systems, Inc.*                           1,525          30,195
  CNET Networks, Inc.*                            1,074           4,618
  Compuware Corp.*                                1,571          13,086
  Comverse Technology, Inc.*                      1,189          24,351
  Concord EFS Inc.*                               1,936          94,767
  Conexant Systems, Inc.*                         1,861          15,446
  Dell Computer Corp*                             6,588         122,076
  EchoStar Communications Corporation*            1,676          39,001
  Electronic Arts*                                  926          42,290
  FIserv Inc.*                                    1,609          55,028
  Flextronics International Ltd.*                 3,582          59,246
  i2 Technologies, Inc.*                          3,032          10,430
  Inktomi Corporation*                              801           2,195
  Intel Corp.                                    16,090         328,880
  Intuit, Inc.*                                   1,804          64,583
  JDS Uniphase Corp.*                             9,309          58,833
  Juniper Networks, Inc.*                         1,441          13,978
  KLA-Tencor Corp.*                               1,546          48,823
  Level 3 Communications, Inc.*                   1,770           6,691
  Linear Technology Corp.                         2,924          95,907
  LM Ericsson Telephone Company                   6,761          23,596
  Mercury Interactive Corp*                         595          11,329
  Metromedia Fiber Network, Inc.*                 4,081           1,388
  Microchip Technology Inc*                         748          20,046
  Microsoft Corp.*                               12,643         646,942
  Molex Inc.                                        671          18,862
  Network Appliance, Inc.*                        2,327          15,824
  Novell Inc.*                                    3,104          11,361
  Novellus Systems, Inc.*                           990          28,274
  NVIDIA Corp.*                                   1,036          28,459
  Oracle Corp.*                                  15,897         199,984
  Palm Inc.*                                      3,718           5,428
  Parametric Technology Corp.*                    2,497          12,959
  Paychex Inc.                                    2,446          77,073
  PeopleSoft Inc.*                                2,943          53,092
  PMC - Sierra, Inc.*                             1,219          12,519
  QLogic Corp.*                                     648          12,312
  QUALCOMM Inc.*                                  6,282         298,646
  Rational Software Corp*                         1,479          12,808
  RealNetworks, Inc.*                             1,024           4,977
  RF Micro Devices, Inc.*                         1,281          21,265
  Sanmina Corp.*                                  2,340          31,777
  Siebel Systems, Inc.*                           3,684          47,929
  Sun Microsystems, Inc.*                         9,713          80,327
  Tellabs, Inc.*                                  1,618          15,986
  VeriSign, Inc.*                                 1,293          54,176
  Veritas Software*                               2,762          50,931
  Vitesse Semiconductor Corp.*                    1,362          10,556
  Xilinx Inc.*                                    3,028          71,249
                                                         --------------
                                                              3,658,332
                                                         --------------
    Total Common Stocks
       (cost $15,230,162)                                     5,410,204
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
UNIT INVESTMENT TRUST - 2.91%
  Nasdaq 100 Shares*                              7,438  $      215,595
                                                         --------------
    Total Unit Investment Trust
       (cost $219,948)                                          215,595
                                                         --------------
                                              PRINCIPAL           VALUE

                                                      -----------------
SHORT-TERM INVESTMENTS(3) - 28.39%
VARIABLE RATE DEMAND NOTES(1) - 13.27%
  American Family (2.315% due 12/31/31)   $     349,696  $      349,696
  Firstar Bank (4.416% due 12/31/31)            375,394         375,394
  Wisconsin Corp. Central Credit Union
     (2.336% due 12/31/31)                      123,260         123,260
                                              PRINCIPAL           VALUE

                                                      -----------------
VARIABLE RATE DEMAND NOTES(1) - 13.27% (CONTINUED)
  Wisconsin Electric (2.315% due
     12/31/31)                            $     134,722  $      134,722
                                                         --------------
                                                                983,072
                                                         --------------
U.S. TREASURY BILL - 15.12%
  (3.502% due 10/04/01)                       1,120,000  $    1,119,681
                                                         --------------
    Total Short-Term Investments
       (cost $2,102,753)                                      2,102,753
                                                         --------------
TOTAL INVESTMENTS - 104.35%
   (cost $17,552,863)(2)                                      7,728,552
                                                         --------------
OTHER ASSETS AND LIABILITIES - (4.35%)                         (322,275)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $    7,406,277
                                                         ==============

-------------

*    Non-income producing
+    Illiquid Security
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $149,255 and ($9,973,566), respectively.
(3) Securities and other assets with an aggregate value of $1,527,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (12/01)                     13        $(106,640)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 99.58%

                                                 SHARES           VALUE

                                                     ------------------
AUSTRALIA - 3.19%
  AMP Ltd                                         3,180  $       28,468
  BHP Ltd                                        10,738          45,468
  Brambles Industries Limited                     3,559          18,020
  Coca-Cola Amatil Ltd                            4,615          12,435
  Coles Myer Limited                              4,693          16,004
  Commonwealth Bank of Australia                  3,176          40,909
  CSL Limited                                       606          13,443
  Foster's Brewing Group Limited                  8,362          20,592
  General Property Trust                         11,363          15,590
  Lend Lease Corporation Limited                  1,425           7,778
  National Australia Bank                         3,935          49,831
  News Corporation Limited                        5,675          34,728
  News Corporation Ltd.                           5,957          32,044
  QBE Insurance Group Ltd                         2,454           6,964
  Santos Limited                                  5,466          15,969
  Southcorp Ltd                                   4,644          17,304
  Stockland Trust Group                           9,448          20,050
  TABCORP Holdings Limited                        2,279          10,460
  Telstra Corporation Limited                    21,455          55,483
  Wesfarmers Limited                              1,649          24,137
  Westfield Trust                                 9,353          15,786
  Westpac Banking Corp                            4,573          29,993
  WMC Limited                                     4,335          16,901
  Woolworths Limited                              3,937          23,024
                                                         --------------
                                                                571,381
                                                         --------------
AUSTRIA - 0.13%
  OMV AG*                                           277          22,465
                                                         --------------
BELGIUM - 1.08%
  Delhaize-Le Lion*                                 353          19,788
  Electrabel*                                       142          29,874
  Fortis (B)                                      1,757          42,949
  Groupe Bruxelles Lambert                          435          21,195
  Interbrew*                                        462          11,739
  KBC Bancassurance Holding                         812          25,558
  Solvay SA                                         375          19,536
  UCB S.A.*                                         545          21,989
                                                         --------------
                                                                192,628
                                                         --------------
DENMARK - 0.95%
  Dampskibsselskabet af 1912                          4          23,515
  Dampskibsselskabet Svenborg*                        3          22,780
  Danisco A/S                                       300          10,582
  Danske Bank A/S                                 2,000          31,353
  Novo-Nordisk A/S                                1,000          41,519
  Tele Danmark A/S                                  700          24,519
  Vestas Wind Systems AS                            300           8,928
  William Demant Holding*                           300           6,761
                                                         --------------
                                                                169,957
                                                         --------------
FINLAND - 1.55%
  Kone Oyj                                          200          13,297
  Nokia Oyj                                      13,510         220,859
  Sampo Oyj*                                      1,500          11,462
  Sonera Oyj                                      2,200           5,971
                                                 SHARES           VALUE

                                                     ------------------
FINLAND - 1.55% (CONTINUED)
  UMP-Kymmene Oyj                                   900  $       25,656
                                                         --------------
                                                                277,245
                                                         --------------
FRANCE - 11.33%
  Accor SA                                          636          18,072
  Air Liquide                                       274          38,430
  Alcatel SA                                      3,380          38,879
  Aventis SA                                      2,146         162,807
  Axa                                             4,304          84,943
  Beghin - Say                                      163           5,562
  BNP Paribas                                     1,232         100,759
  Bouygues                                          949          24,494
  Cap Gemini SA                                     355          18,898
  Carrefour Supermarche                           1,992          95,972
  Cerestar                                          163           4,231
  Cie de Saint - Gobain                             248          34,106
  Cie Generale D'Optique Essilor
     International SA                               520          14,468
  Dassault Systemes SA                              342          10,419
  Eridania Beghin - Say                             163           3,414
  Etablissements Economiques du Casino
     Guichard Perrachon                             274          21,136
  France Telecom                                  2,878          90,744
  Groupe Danone                                     406          52,876
  Lafarge SA                                        333          27,128
  Lagardere S.C.A.                                  420          13,235
  L'OREAL                                         1,847         127,339
  LVMH Moet Hennessy Louis Vuitton                1,329          42,242
  Michelin (C.G.D.E.)                               538          14,185
  Pechiney SA                                       346          13,077
  Pernod-Ricard                                     294          21,488
  Pinault-Printemps-Redoute*                        321          35,404
  PSA Peugeot Citroen                               846          31,513
  Publicis Groupe                                   500           8,424
  Sagem SA                                          128           5,065
  Sanofi-Synthelabo SA                            2,091         136,163
  Schneider Electric SA                             469          17,086
  Societe Eurafrance SA                             190           8,638
  Societe Generale                                1,181          58,942
  Sodexho Alliance SA                               464          19,650
  STMicroelectronics N.V.                         2,570          55,192
  Suez Lyonnaise des Eaux                         2,865          95,239
  Thales/ex Thomson-CSF                             487          17,741
  Total Fina Elf                                  2,111         283,582
  Usinor SA                                         974           7,806
  Valeo SA                                          327          10,319
  Vinci                                             285          16,742
  Vivendi Universal                               3,077         142,502
                                                         --------------
                                                              2,028,912
                                                         --------------
GERMANY - 8.30%
  Adidas-Salomon AG                                 200          10,255
  Allianz AG                                        715         162,145
  BASF AG                                         1,800          63,279
  Bayer Hypo-Vereinsbank                          1,200          34,317
  Bayer AG                                        2,100          59,481
  Bayerische Hypo-und Vereinsbank AG*               410          11,240
  Beiersdorf AG                                     300          32,842
  DaimlerChrysler AG                              3,100          92,040
  Deutsche Bank AG                                1,700          92,664
  Deutsche Lufthansa AG                           1,200          11,475
  Deutsche Telekom                                8,610         134,012

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
GERMANY - 8.30% (CONTINUED)
  Dresdner Bank AG                                1,500  $       53,279
  E.ON AG                                         2,200         113,005
  Epcos AG                                          200           6,557
  Fresenius Medical Care AG                         300          22,951
  Gehe AG                                           400          16,539
  Heidelberger Zement AG                            300          10,929
  KarstadtQuelle AG                                 500          14,686
  Linde AG                                          500          19,444
  Merck Kgaa                                        600          21,585
  Metro AG                                        1,000          32,787
  Muenchener Rueckversicherungs AG                  510         132,377
  Preussag AG                                       700          16,512
  Prosieben SAT.1 Media AG                          500           2,322
  Qiagen N.V.*                                      500           7,332
  RWE AG                                          1,500          60,109
  SAP AG                                            900          95,328
  Siemens AG                                      2,595          97,844
  ThyssenKrupp AG                                 1,700          17,650
  Volkswagen AG                                     900          31,393
  Volkswagen AG - Preferred                         400           9,362
                                                         --------------
                                                              1,485,741
                                                         --------------
HONG KONG - 1.93%
  Bank of East Asia                               6,000          11,962
  Cathay Pacific Airways                         10,000           8,590
  CLP Holdings Ltd                                7,200          27,694
  Hang Seng Bank                                  5,200          53,837
  Henderson Land Development                      4,000          13,078
  Hong Kong & China Gas                          17,600          22,001
  Hutchison Whampoa                              12,000          88,469
  Johnson Electric Holdings                      11,500          10,321
  Li & Fung Ltd.                                  8,000           7,590
  New World Development                           9,000           6,000
  Pacific Century CyberWorks Ltd*                41,000          10,093
  Shangri-La Asia Ltd.                           10,000           5,385
  Sun Hung Kai Properties Ltd                     7,000          44,516
  Swire Pacific Ltd.                              4,500          16,876
  Television Broadcasts Ltd.                      2,000           5,423
  Wharf Holdings Ltd                              8,000          13,180
                                                         --------------
                                                                345,015
                                                         --------------
IRELAND - 0.65%
  Allied Irish Banks Plc                          3,000          26,967
  CRH Plc                                         1,431          21,243
  Elan Corp Plc*                                    900          44,674
  Irish Life & Permanent Plc                      1,400          13,770
  Ryanair Holdings Plc*                           1,200           9,803
                                                         --------------
                                                                116,457
                                                         --------------
ITALY - 4.60%
  Assicurazioni Generali                          3,500          94,035
  Autogrill SpA                                   1,000           6,867
  Autostrade Concessioni e Costruzioni
     Autostrade SpA                               4,000          25,501
  Banca di Roma SpA                               5,000          11,066
  Banca Intesa SpA                               14,500          35,854
  Benetton Group SpA                                900           8,484
  Bipop-Carire SpA                                5,000          10,383
  Bulgari SPA                                     1,250           9,290
  Enel SpA                                        8,500          49,854
  ENI-Ente Nazionale Idrocarburi SpA             12,250         152,064
  Fiat SpA                                        1,300          22,732
                                                 SHARES           VALUE

                                                     ------------------
ITALY - 4.60% (CONTINUED)
  Gruppo Editoriale L'Espresso SPA                1,300  $        2,723
  Mediaset SpA                                    3,500          19,636
  Mediobanca SpA                                  2,250          21,373
  Parmalat Finanziaria SpA*                       5,200          13,687
  Pirelli SpA                                     7,000          10,149
  Riunione Adriatica di Sicurta SpA               2,100          25,246
  San Paolo-IMI SpA                               4,000          41,967
  Telecom Italia SpA                             10,500          79,276
  Telecom Italia SpA-RNC                          2,500          10,610
  TIM SPA                                        23,250         112,862
  Tiscali SpA*                                      838           4,014
  Unicredito Italiano SpA                        14,500          55,332
                                                         --------------
                                                                823,005
                                                         --------------
JAPAN - 21.12%
  Acom Co Ltd                                       400          35,289
  Advantest Corp.                                   300          12,717
  Aeon Co. Ltd.                                   1,000          20,062
  Ajinomoto Co Inc                                2,000          23,034
  Alps Electric Co.                               1,000           5,918
  Asahi Bank Ltd                                  9,000          10,048
  Asahi Breweries Ltd.                            2,000          20,515
  Asahi Glass Co Ltd                              3,000          16,041
  Asahi Kasei Corp                                5,000          16,788
  Bank of Yokohama Ltd                            4,000          15,345
  Bridgestone Corp                                3,000          20,927
  Canon Inc                                       3,000          82,347
  Central Japan Railway Co                            6          42,055
  Chugai Pharmaceutical Co Ltd                    1,000          15,554
  Dai Nippon Printing Co. Ltd.                    2,000          20,096
  Daiichi Pharmaceutical Co Ltd                   1,000          20,986
  Daikin Industries Ltd                           1,000          14,144
  Daiwa Securities Group Inc                      4,000          27,734
  Denso Corp                                      2,000          28,540
  East Japan Railway Company                         11          66,390
  Eisai Co Ltd                                    1,000          24,259
  Fanuc                                             700          26,265
  Fuji Photo Film Company Ltd.                    1,000          34,416
  Fujitsu Limited                                 6,000          50,315
  Furukawa Electric Co Ltd                        2,000          10,879
  Hirose Electric                                   200          12,591
  Hitachi Ltd                                     9,000          59,909
  Honda Motor Co Ltd                              3,000          97,457
  Hoya Corporation                                  400          20,818
  Itochu Corp                                     4,000          10,039
  Ito-Yokado Co Ltd                               1,000          44,405
  Japan Air Lines Company Ltd                     5,000          11,752
  Japan Tobacco Inc                                   6          43,616
  Kaneka Corp                                     2,000          12,893
  Kansai Electric Power Co                        2,500          41,971
  Kao Corp                                        2,000          49,274
  Kinki Nippon Railway Co Ltd                     5,000          19,978
  Kirin Brewery Co. Ltd.                          3,000          22,916
  Komatsu Ltd                                     4,000          14,438
  Konami Corp                                       400           9,720
  Konica Corporation                              2,000          10,980
  Kubota Corp.                                    5,000          14,060
  Kuraray Co Ltd                                  2,000          11,584
  Kyocera Corp                                      500          32,653
  Matsushita Electric Industrial Co Ltd           6,000          73,533
  Minebea Co., Ltd.                               2,000          10,325

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 21.12% (CONTINUED)
  Mitsubishi Chemical Corp                        7,000  $       14,866
  Mitsubishi Corp                                 5,000          35,759
  Mitsubishi Electric Corp                        6,000          21,153
  Mitsubishi Estate Co Ltd                        4,000          39,688
  Mitsubishi Heavy Industries Ltd*               10,000          34,668
  Mitsubishi Tokyo Finnacial                         16         124,906
  Mitsui & Co Ltd                                 5,000          28,372
  Mitsui Fudosan Co Ltd                           2,000          22,832
  Mitsui Marine & Fire Insurance                  3,000          16,847
  Mitsui Mining & Smelting Co Ltd                 2,000           5,204
  Mizuho Holding Inc                                 26         100,395
  Murata Manufacturing Co. LTD                      700          40,133
  NEC Corporation                                 5,000          40,838
  Nintendo Co Ltd                                   400          57,450
  Nippon Comsys Corp                              1,000          12,507
  Nippon Express Co Ltd                           4,000          15,177
  Nippon Mitsubishi Oil Corp                      5,000          22,538
  Nippon Steel Corp                              19,000          24,242
  Nippon Telegraph & Telephone Corp.                 36         168,018
  Nippon Unipac Holding*                              3          15,739
  Nippon Yusen Kabushiki Kaisha                   5,000          15,529
  Nissan Motor Co Ltd*                           11,000          45,891
  Nitto Denko Corp                                  600           8,965
  Nomura Securities Co Ltd                        5,000          65,349
  OJI Paper Co Ltd                                3,000          15,084
  Olympus Optical Co Ltd                          1,000          14,060
  Omron Corporation                               1,000          13,003
  Oriental Land Co Ltd                              300          18,509
  Orix Corp                                         200          16,704
  Osaka Gas Co Ltd                                8,000          25,787
  Pioneer Corp                                    1,000          20,104
  Promise Co Ltd                                    400          26,861
  Rohm Company Limited                              300          29,212
  Sankyo Co. Ltd.                                 1,000          17,670
  Sanyo Electric Co Ltd                           5,000          18,425
  Secom                                             500          25,770
  Sekisui House Ltd                               2,000          15,865
  Sharp Corporation                               3,000          26,945
  Shin-Etsu Chemical Co Ltd                       1,000          28,121
  Shionogi & Co Ltd                               1,000          18,803
  Shiseido Co Ltd                                 2,000          17,225
  Shizuoka Bank Ltd.                              2,000          15,026
  SMC Corporation                                   200          15,764
  Softbank Corp                                   1,000          17,712
  Sony Corporation                                2,600          95,811
  Sumitomo Chemical Co Ltd.                       5,000          17,964
  Sumitomo Corp                                   3,000          16,117
  Sumitomo Electric Industries Ltd                2,000          17,913
  Sumitomo Mitsui Banking Corp                   16,000         114,698
  Taisho Pharmaceutical Co Ltd                    1,000          16,872
  Takara Shuzo                                    1,000           9,091
  Takeda Chemical Industries Ltd                  2,000          92,336
  Takefuji Corp                                     500          39,453
  Teijin Limited                                  3,000          12,944
  Terumo Corporation                                800          12,961
  Tobu Railway Co Ltd                             7,000          22,270
  Tohoku Electric Power                           1,800          32,410
  Tokio Marine & Fire Insurance                   4,000          36,901
  Tokyo Electric Power Co                         3,500          87,258
  Tokyo Electron Limited                            500          17,544
  Tokyo Gas Co Ltd                                8,000          26,324
                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 21.12% (CONTINUED)
  Tokyu Corporation                               4,000  $       18,199
  Toppan Printing Co. Ltd.                        3,000          28,330
  Toray Industries Inc                            5,000          13,515
  Toshiba Corporation                             9,000          34,450
  Toyo Seikan Kaisha Ltd                          1,000          13,557
  Toyota Motor Corporation                       10,600         272,281
  UFJ Holdings Inc.                                   4          19,877
  Uni-Charm Corporation                             300           8,587
  Yamanouchi Pharmaceutical Co Ltd                1,000          26,861
  Yamato Transport Co Ltd                         1,000          19,936
                                                         --------------
                                                              3,783,752
                                                         --------------
NETHERLANDS - 5.77%
  ABN Amro Holding NV                             4,200          69,273
  Aegon NV                                        3,836         100,337
  Akzo Nobel NV                                     886          36,142
  ASM Lithography Holding NV*                     1,262          14,045
  Elsevier                                        2,402          28,023
  Heineken NV                                     1,165          44,160
  ING Groep NV*                                   5,394         144,577
  Koninklijke Ahold NV                            2,230          61,944
  Koninklijke Philips Electronics NV              3,647           9,964
  OCE NV                                          1,033           7,338
  Philips Electronics NV                          3,738          72,513
  Royal Dutch Petroleum Company                   6,164         309,998
  TNT Post Group NV                               1,502          28,713
  Unilever NV                                     1,579          85,421
  Wolters Kluwer NV*                                982          21,769
                                                         --------------
                                                              1,034,217
                                                         --------------
NEW ZEALAND - 0.05%
  Telecom Corporation of New Zealand
     Limited                                      4,900           8,791
                                                         --------------
NORWAY - 0.41%
  DnB Holding ASA                                 3,500          13,022
  Norsk Hydro ASA                                 1,000          36,698
  Orkla ASA                                       1,000          15,897
  Tomra Systems ASA                                 700           7,458
                                                         --------------
                                                                 73,075
                                                         --------------
PORTUGAL - 0.60%
  Banco Comercial Portugues                       5,321          20,402
  Banco Espirito Santo SA*                          940          11,129
  BPI-SGPS SA                                     3,983           7,872
  Brisa-Auto Estradas de Portugal SA*             1,406          12,805
  Cimpor Cimentos de Portugal S.A.                  474           7,770
  Electricidade de Portugal SA                    7,403          19,148
  Portugal Telecom SGPS SA                        3,232          23,490
  Sonae SGPS SA                                   9,343           4,765
                                                         --------------
                                                                107,381
                                                         --------------
SINGAPORE - 0.83%
  CapitaLand Limited*                             8,000           6,024
  Chartered Semiconductor Manufacturing
     Limited*                                     4,000           7,020
  City Developments Ltd.                          3,000           7,099
  DBS Group Holdings Ltd                          4,000          21,852
  Keppel Corp.                                    6,000           9,715
  Oversea-Chinese Banking Corp                    4,000          21,399
  Sembcorp Industries Limited                    11,000           8,843
  Singapore Airlines Ltd.                         3,000          13,587
  Singapore Press Holdings                        1,000           8,945
  Singapore Technologies Engineering Ltd          9,000          11,107

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
SINGAPORE - 0.83% (CONTINUED)
  Singapore Telecommunications                   16,000  $       16,395
  United Overseas Bank                            3,000          16,304
                                                         --------------
                                                                148,290
                                                         --------------
SPAIN - 3.58%
  Altadis SA                                      1,340          21,357
  Autopistas Concesionaria Espanola SA            2,675          23,169
  Banco Bilbao Vizcaya Argentaria SA              8,970          92,314
  Banco Santander Central Hispano SA             13,198         101,210
  Endesa SA                                       3,139          48,743
  Fomento de Construcciones Y Contratas
     SA                                             728          14,122
  Gas Natural SDG SA                              1,507          26,983
  Grupo Dragados SA                               1,319          16,157
  Iberdrola SA                                    2,911          39,635
  Repsol YPF SA                                   3,991          57,430
  Schering AG                                       600          29,781
  SOL Melia SA                                    1,535          10,373
  Telefonica SA*                                 12,876         142,363
  Union Electrica Fenosa SA                       1,129          16,709
                                                         --------------
                                                                640,346
                                                         --------------
SWEDEN - 2.20%
  Assa Abloy AB                                   1,200          13,498
  Atlas Copco AB                                    700          12,205
  Electrolux AB                                   1,500          15,608
  Hennes & Mauritz AB                             2,500          43,001
  Nordea AB                                       8,500          41,433
  Sandvik AB                                      1,000          18,092
  Securitas AB                                    1,300          20,960
  Skandia Forsakrings AB                          3,000          16,311
  Skandinaviska Enskilda Banken (SEB)             2,400          16,761
  Skanska AB                                      2,000          13,030
  Svenska Cellulosa AB                              900          19,573
  Svenska Handelsbanken                           2,000          25,966
  Tele2 AB*                                         525          12,992
  Telefonaktiebolaget LM Ericsson                21,900          79,241
  Telia AB*                                       4,400          19,055
  Volvo AB Class A                                  800           9,899
  Volvo AB Class B                                1,300          16,756
                                                         --------------
                                                                394,381
                                                         --------------
SWITZERLAND - 7.53%
  ABB Ltd.                                        3,600          25,834
  Adecco SA                                         600          20,452
  Credit Suisse Group                             3,400         118,837
  Holderbank Financiere Glarus AG                   250          10,053
  Holderbank Financiere Glarus AG
     Class B                                        100          18,806
  Kudelski SA*                                      170           5,789
  Nestle SA                                       1,090         232,632
  Novartis                                        8,280         324,232
  Roche Holding AG-Bearer Shares                  2,000         143,520
  Roche Holding AG                                  400          30,065
  SAirGroup                                          80           2,032
  Sulzer AG*                                         20           2,994
  Sulzer Medica Re                                   40           2,153
  Swatch Group AG                                   100           7,238
  Swatch Group AG Class B                         1,000          14,847
  Swiss Re                                          800          78,689
  Swisscom AG                                       220          62,060
  Syngenta AG*                                      400          20,217
  UBS AG                                          3,765         176,080
                                                 SHARES           VALUE

                                                     ------------------
SWITZERLAND - 7.53% (CONTINUED)
  Unaxis Holding AG*                                100  $        7,300
  Zurich Financial Services AG                      223          45,593
                                                         --------------
                                                              1,349,423
                                                         --------------
UNITED KINGDOM - 23.78%
  3I Group Plc                                    1,613          16,595
  Abbey National Plc                              3,953          57,982
  Amersham Plc                                    2,232          19,010
  Amvescap Plc                                    2,103          22,501
  ARM Holdings Plc*                               2,919          10,050
  AstraZeneca Plc                                 4,973         231,328
  BAA Plc                                         3,248          25,778
  BAE Systems Plc                                 8,348          40,611
  Barclays Plc                                    4,666         128,308
  BBA Group Plc                                   2,163           7,121
  BG Group Plc                                    9,945          38,332
  BOC Group Plc                                   1,672          23,038
  Boots Co. Plc                                   2,894          26,541
  BP Amoco Plc                                   63,902         527,821
  Brambles Industries Plc                         2,333          11,024
  British Airways Plc                             3,270           8,651
  British American Tobacco Plc                    6,298          55,630
  British Land Company Plc                        2,013          12,426
  British SKY Broadcasting Plc*                   5,207          45,190
  British Telecommunications Plc                 18,833          94,110
  Cadbury Schweppes Plc                           5,925          38,446
  Canary Wharf Group Plc*                         2,509          17,331
  Capita Group Plc                                2,305          12,501
  Carlton Communications Plc                      2,171           4,228
  Celltech Group Plc*                               865           8,810
  Centrica Plc*                                  11,302          35,381
  CGNU Plc                                        6,313          77,892
  CMG Plc                                         1,916           6,744
  Compass Group Plc*                              6,222          43,391
  Corus Group Plc                                12,459           8,011
  Diageo Plc                                     10,140         106,482
  Dixons Group Plc                                6,160          16,681
  Electrocomponents Plc                           1,719          10,333
  Exel plc                                        1,205           9,386
  GKN Plc                                         2,333           9,412
  GlaxoSmithKline Plc*                           16,977         479,069
  Granada Plc                                     6,222           8,505
  Great Universal Stores Plc                      3,172          25,175
  Hanson Plc                                      2,707          18,928
  Hays Plc                                        5,364          12,062
  Hilton Group Plc                                5,758          15,487
  HBOS Plc                                        6,352          68,524
  HSBC Holdings Plc                              25,760         271,457
  Imperial Chemical Industries plc                2,539          10,672
  Invensys Plc                                   10,937           5,626
  Johnson Matthey Plc                               880          11,834
  Kingfisher Plc                                  3,854          17,558
  Land Securities Plc                             1,655          20,225
  Lattice Group Plc*                             10,484          24,037
  Legal & General Group PLC                      14,356          31,227
  Lloyds TSB Group Plc                           15,089         144,148
  Logica Plc                                      1,310          12,996
  Marconi Plc                                     7,712           2,069
  Marks & Spencer Plc                             9,314          34,907
  Misys Plc                                       1,882           5,629
  National Grid Group Plc                         4,077          25,766

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 23.78% (CONTINUED)
  National Power Plc*                             4,312  $       13,372
  P&O Princess Cruises Plc                        3,183          10,491
  Pearson Plc                                     2,276          24,386
  Peninsular & Orient Steam Navigation            3,712          10,038
  Provident Financial Plc                           880           8,523
  Provimi Plc                                       163           1,781
  Prudential Plc                                  5,341          54,949
  Railtrack Group Plc                             1,638           6,283
  Reed International Plc                          3,745          30,906
  Rentokil Initial Plc                            7,076          25,583
  Reuters Group Plc                               4,038          35,549
  Rio Tinto Plc                                   1,294          19,956
  Rio Tinto Plc Reg                               3,047          47,917
  RMC Group Plc                                   1,335          11,419
  Royal Bank of Scotland Group Plc                7,505         165,234
  Sage Group Plc                                  4,000           9,612
  Sainsbury (J) Plc                               5,686          29,813
  Schroders Plc                                     898           8,592
  Scottish Power Plc                              5,231          31,444
  Six Continents Plc                              2,696          24,567
  Slough Estates Plc                              2,064          10,193
  Smith & Nephew Plc                              3,261          16,535
  Smiths Group Plc                                2,087          20,183
  Tesco Plc                                      18,688          70,313
  Thorn Emi Ord 25P                               2,532           8,820
  Unilever Plc                                    8,098          61,473
  United Utilities Plc                            2,227          20,719
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 23.78% (CONTINUED)
  Vodafone Group Plc                            177,641  $      391,624
  Wolseley Plc                                    2,313          14,584
  Woolworths Group Plc                            4,239           1,978
  WPP Group Plc                                   3,181          23,142
                                                         --------------
                                                              4,262,956
                                                         --------------
    Total Common Stocks
       (cost $24,347,743)                                    17,835,418
                                                         --------------

UNIT INVESTMENT TRUST - 0.15%
  iShares MSCI France Index Fund                    230           3,882
  iShares MSCI Germany Index Fund                   220           2,737
  iShares MSCI Italy Index Fund                     107           1,616
  iShares MSCI Japan Index Fund                     820           6,888
  iShares MSCI Netherlands Index Fund               125           2,000
  iShares MSCI Switzerland Index Fund               210           2,532
  iShares MSCI United Kingdom Index Fund            520           7,280
                                                         --------------
    Total Unit Investment Trust
       (cost $37,199)                                            26,935
                                                         --------------
TOTAL INVESTMENTS - 99.73%
   (cost $24,384,942)(1)                                     17,862,353
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.27%                             48,195
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   17,910,548
                                                         ==============

-------------

*    Non-income producing
(1) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $142,179 and ($6,664,768), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 92.94%

                                                 SHARES           VALUE

                                                      -----------------
BASIC MATERIALS - 2.56%
  Air Products & Chemicals                          110  $        4,244
  Alcan Inc.                                        130           3,900
  Alcoa Inc.                                        371          11,505
  Allegheny Technologies                             28             373
  Archer-Daniels-Midland                            186           2,340
  Barrick Gold Corp.                                179           3,106
  Bemis Company                                      22             877
  Boise Cascade                                      19             561
  Dow Chemical                                      342          11,204
  Du Pont (E.I.)                                    409          15,346
  Eastman Chemical                                   28           1,016
  Ecolab Inc.                                        56           2,034
  Engelhard Corp.                                    53           1,224
  FMC Corp.*                                         10             490
  Freeport-McMoRan Copper*                           53             582
  Georgia-Pacific Group                              85           2,447
  Great Lakes Chemical                               17             376
  Hercules, Inc.*                                    38             314
  Homestake Mining                                  111           1,032
  Inco, Ltd.*                                        77             956
  International Flavors & Fragrances                 39           1,080
  International Paper                               171           5,951
  Louisiana-Pacific Corp.                            35             228
  Mead Corp.                                         41           1,135
  Newmont Mining                                     69           1,628
  Nucor Corp.                                        32           1,269
  Pactiv Corporation*                                64             927
  Phelps Dodge                                       27             743
  Placer Dome Inc.                                  119           1,522
  PPG Industries                                     75           3,431
  Praxair, Inc.                                      69           2,898
  Rohm & Haas                                        96           3,145
  Sigma-Aldrich                                      33           1,492
  Temple-Inland                                      20             950
  USX-U.S. Steel Group                               33             461
  Vulcan Materials                                   41           1,771
  Westvaco Corp.                                     42           1,079
  Weyerhaeuser Corp.                                 92           4,481
  Willamette Industries                              46           2,070
  Worthington Industries, Inc.                       35             394
                                                         --------------
                                                                100,582
                                                         --------------
CAPITAL GOODS - 7.81%
  Allied Waste Industries*                           73             931
  American Power Conversion*                         82             958
  Avery Dennison Corp.                               47           2,224
  Ball Corp.                                         12             719
  Boeing Company                                    322          10,787
  Caterpillar Inc.                                  134           6,003
  Cooper Industries                                  40           1,659
  Crane Company                                      24             526
  Cummins Inc.                                       20             660
  Danaher Corp.                                      58           2,736
  Deere & Co.                                       119           4,476
  Dover Corp.                                        82           2,469
  Eaton Corp.                                        29           1,717
  Emerson Electric                                  176           8,283
                                                 SHARES           VALUE

                                                      -----------------
CAPITAL GOODS - 7.81% (CONTINUED)
  Fluor Corp.                                        30  $        1,155
  General Dynamics                                   79           6,977
  General Electric                                3,390         126,108
  Goodrich Corporation                               42             818
  Honeywell International                           323           8,527
  Illinois Tool Works                               133           7,197
  Ingersoll-Rand                                     67           2,265
  ITT Industries, Inc.                               37           1,658
  Jabil Circuit*                                     85           1,522
  Johnson Controls                                   36           2,349
  Lockheed Martin Corp.                             156           6,825
  McDermott International*                           23             190
  Millipore Corp.                                    19           1,006
  Minnesota Mining & Manufacturing                  181          17,810
  Molex Inc.                                         84           2,361
  National Service Industries, Inc.                  16             330
  Navistar International*                            25             706
  Northrop Grumman Corp.                             28           2,828
  PACCAR Inc.                                        32           1,570
  Pall Corp.                                         46             895
  Parker-Hannifin                                    53           1,818
  Pitney-Bowes                                      116           4,431
  Power-One Inc.*                                    32             197
  Rockwell Collins                                   69             980
  Rockwell International                             69           1,013
  Sanmina Corp.*                                    120           1,630
  Sealed Air Corp.*                                  34           1,241
  Solectron Corp.*                                  264           3,076
  Symbol Technologies                                85             892
  Textron Inc.                                       58           1,949
  Thermo Electron*                                   69           1,245
  Thomas & Betts Corp.                               24             420
  Tyco International                                783          35,622
  United Technologies                               191           8,882
  Waste Management                                  213           5,696
                                                         --------------
                                                                306,337
                                                         --------------
COMMUNICATIONS SERVICES - 6.35%
  ALLTEL Corp.                                      129           7,476
  AT&T Corp.                                      1,308          25,244
  AT&T Wireless Services*                           945          14,118
  BellSouth                                         757          31,453
  CenturyTel, Inc.                                   58           1,943
  Citizens Communications*                           99             931
  Global Crossing*                                  321             578
  NEXTEL Communications Inc.*                       301           2,601
  Qwest Communications International                666          11,122
  SBC Communications Inc.                         1,338          63,047
  Sprint Corp. FON Group                            323           7,755
  Sprint Corp. PCS Group*                           362           9,517
  Verizon Communications                          1,049          56,761
  WorldCom, Inc.*                                 1,090          16,394
                                                         --------------
                                                                248,940
                                                         --------------
CONSUMER CYCLICALS - 8.70%
  American Greetings Corp Class A                    25             331
  AutoZone Inc.*                                     52           2,697
  Bed Bath & Beyond Inc.*                           114           2,902
  Best Buy Co., Inc.*                                84           3,818
  Big Lots, Inc.*                                    45             373
  Black & Decker Corp.                               34           1,061

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER CYCLICALS - 8.70% (CONTINUED)
  Block H&R                                          72  $        2,776
  Brunswick Corp.                                    34             560
  Carnival Corp.                                    221           4,866
  Cendant Corporation*                              306           3,917
  Centex Corp.                                       25             843
  Cintas Corporation                                 67           2,700
  Circuit City Group                                 85           1,020
  Convergys Corp.*                                   65           1,804
  Cooper Tire & Rubber Co.                           30             427
  Costco Wholesale Corp.*                           201           7,148
  Dana Corp.                                         61             952
  Delphi Automotive System                          242           2,844
  Dillard's Inc                                      35             461
  Dollar General                                    150           1,755
  Dow Jones & Co.                                    36           1,635
  Family Dollar Stores                               75           2,064
  Federated Department Stores*                       72           2,030
  Ford Motor                                        747          12,960
  Gannett Co.                                       104           6,251
  Gap (The)                                         347           4,147
  General Motors                                    229           9,824
  Genuine Parts                                      71           2,262
  Goodyear Tire & Rubber                             55           1,014
  Harley-Davidson                                   132           5,346
  Harrah's Entertainment*                            47           1,269
  Hasbro Inc.                                        69             966
  Hilton Hotels                                     126             989
  Home Depot                                      1,023          39,253
  IMS Health Inc.                                   117           2,931
  International Game Technology*                     28           1,190
  Interpublic Group                                 130           2,652
  K-mart*                                            82             573
  KB HOME                                            18             511
  Knight-Ridder Inc.                                 25           1,396
  Kohl's Corp.*                                     138           6,624
  Leggett & Platt                                    76           1,482
  Limited, Inc.                                     147           1,397
  Liz Claiborne, Inc.                                18             679
  Lowe's Cos.                                       352          11,141
  Marriott International                            113           3,774
  Masco Corp.                                       181           3,700
  Mattel, Inc.*                                     135           2,114
  May Department Stores                              80           2,322
  Maytag Corp.                                       31             764
  McGraw-Hill                                        85           4,947
  Meredith Corp.                                     21             675
  New York Times Class A                             68           2,654
  NIKE Inc.                                         121           5,664
  Nordstrom                                          49             708
  Office Depot*                                     105           1,428
  Omnicom Group                                      75           4,868
  Penney (J.C.)                                      97           2,124
  Pulte Homes, Inc                                   17             521
  RadioShack Corp.                                   74           1,795
  Reebok International*                              25             518
  Sears, Roebuck & Co.                              137           4,746
  Sherwin-Williams                                   62           1,378
  Snap-On Inc.                                       23             514
  Stanley Works                                      34           1,243
  Staples Inc.*                                     193           2,577
  Starwood Hotels & Resorts                          76           1,672
                                                 SHARES           VALUE

                                                      -----------------
CONSUMER CYCLICALS - 8.70% (CONTINUED)
  Target Corp.                                      387  $       12,282
  Tiffany & Co.                                      61           1,321
  TJX Companies Inc.                                116           3,816
  TMP Worldwide Inc.*                                36           1,022
  Toys R Us Holding Companies*                       79           1,361
  Tribune Co.                                       127           3,988
  TRW Inc.                                           50           1,491
  V.F. Corp.                                         47           1,376
  Visteon Corp.                                      52             663
  Wal-Mart Stores                                 1,973          97,664
  Whirlpool Corp.                                    30           1,661
                                                         --------------
                                                                341,192
                                                         --------------
CONSUMER STAPLES - 12.84%
  Alberto-Culver                                     24             933
  Albertson's                                       180           5,738
  AmerisourceBergen Corp.                            40           2,838
  Anheuser-Busch                                    363          15,202
  AOL Time Warner Inc.*                           1,679          55,575
  Avon Products                                     111           5,134
  Brown-Forman Corp.                                 30           1,895
  Campbell Soup                                     180           5,040
  Cardinal Health, Inc.                             172          12,719
  Clear Channel Communications*                     243           9,659
  Clorox Co.                                        105           3,885
  Coca Cola Co.                                     947          44,367
  Coca-Cola Enterprises                             155           2,378
  Colgate-Palmolive                                 243          14,155
  Comcast Corporation*                              387          13,882
  ConAgra Foods Inc.                                140           3,143
  Coors (Adolph)                                     15             675
  CVS Corp.                                         138           4,582
  Darden Restaurants                                 53           1,391
  Deluxe Corp.                                       33           1,140
  Donnelley (R.R.) & Sons                            50           1,353
  Fortune Brands, Inc.                               63           2,111
  General Mills                                     122           5,551
  Gillette Co.                                      497          14,811
  Heinz (H.J.)                                       85           3,583
  Hershey Foods                                      66           4,314
  Kellogg Co.                                       181           5,430
  Kimberly-Clark                                    211          13,082
  Kroger Co.*                                       372           9,166
  McDonald's Corp.                                  640          17,370
  McKesson Corp.                                     92           3,477
  Newell Rubbermaid Inc.                            104           2,362
  Pepsi Bottling Group                               54           2,488
  PepsiCo Inc.                                      726          35,211
  Philip Morris                                     628          30,326
  Procter & Gamble                                  580          42,218
  Ralston-Ralston Purina                            126           4,133
  Robert Half International*                         71           1,421
  Safeway Inc.*                                     191           7,587
  Sara Lee Corp.                                    321           6,837
  Starbucks Corp.*                                  162           2,420
  Supervalu Inc.                                     57           1,153
  Sysco Corp.                                       269           6,870
  TRICON Global Restaurant*                          56           2,196
  Tupperware Corp.                                   24             479
  Unilever N.V.                                     234          12,640
  Univision Communications*                          83           1,905

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER STAPLES - 12.84% (CONTINUED)
  UST Inc.                                           57  $        1,892
  Viacom Inc.*                                      668          23,046
  Walgreen Co.                                      434          14,943
  Walt Disney Co.                                   644          11,991
  Wendy's International                              48           1,279
  Winn-Dixie                                         52             595
  Wrigley (Wm) Jr.                                   94           4,822
                                                         --------------
                                                                503,393
                                                         --------------
ENERGY - 5.40%
  Amerada Hess                                       32           2,032
  Anadarko Petroleum                                 98           4,712
  Apache Corp.                                       49           2,107
  Ashland Inc.                                       28           1,079
  Baker Hughes                                      100           2,895
  Burlington Resources                               81           2,771
  Chevron Corp.*                                    177          15,001
  Conoco Inc.                                       234           5,930
  Devon Energy Corp.                                 53           1,823
  EOG Resources                                      46           1,331
  Exxon Mobil Corp.                               2,078          81,873
  Halliburton Co.                                   153           3,450
  Kerr-McGee                                         36           1,869
  Nabors Industries*                                 60           1,258
  Noble Drilling Corp.*                              54           1,296
  Occidental Petroleum                               91           2,215
  Phillips Petroleum                                146           7,875
  Rowan Cos.*                                        36             446
  Royal Dutch Petroleum                             791          39,747
  Schlumberger Ltd.                                 217           9,917
  Sunoco Inc.                                        34           1,210
  Texaco Inc.                                       199          12,935
  Transocean Sedco Forex                             85           2,244
  Unocal Corp.                                       81           2,633
  USX-Marathon Group                                117           3,130
                                                         --------------
                                                                211,779
                                                         --------------
FINANCIAL - 16.81%
  AFLAC Inc.                                        214           5,778
  Allstate Corp.                                    284          10,607
  Ambac Financial Group                              41           2,243
  American Express                                  482          14,007
  American International Group                    1,051          81,978
  AmSouth Bancorporation                            155           2,801
  Aon Corp.                                         106           4,452
  Bank of America Corp.                             681          39,770
  Bank of New York                                  253           8,855
  Bank One Corp.                                    492          15,483
  BB&T Corporation                                  163           5,941
  Bear Stearns Cos.                                  33           1,650
  Capital One Financial                              80           3,682
  Charles Schwab                                    556           6,394
  Charter One Financial                              89           2,519
  Chubb Corp.                                        71           5,070
  Cincinnati Financial                               66           2,747
  Citigroup Inc.                                  1,185          47,993
  Comerica Inc.                                      67           3,712
  Conseco Inc.*                                     118             857
  Countrywide Credit Industries                      48           2,109
  Fannie Mae                                        478          38,269
  Federal Home Loan Mtg.                            300          19,500
                                                 SHARES           VALUE

                                                      -----------------
FINANCIAL - 16.81% (CONTINUED)
  Fifth Third Bancorp                               237  $       14,571
  FleetBoston Financial                             408          14,994
  Franklin Resources Inc                            104           3,606
  Golden West Financial                              67           3,893
  Hartford Financial Services                        83           4,875
  Household International                           185          10,430
  Huntington Bancshares                             101           1,748
  J.P. Morgan Chase & Co.                           796          27,183
  Jefferson-Pilot                                    63           2,802
  John Hancock Financial                            115           4,594
  KeyCorp                                           181           4,369
  Lehman Brothers Holdings                           85           4,832
  Lincoln National                                   81           3,777
  Loews Corp.                                        58           2,684
  Marsh & McLennan                                  115          11,121
  MBIA Inc.                                          61           3,050
  MBNA Corp.                                        371          11,238
  Mellon Financial Corp.                            211           6,822
  Merrill Lynch                                     277          11,246
  MetLife Inc.                                      300           8,910
  MGIC Investment                                    44           2,875
  Moody's Corp.                                      69           2,553
  Morgan Stanley, Dean Witter                       346          16,037
  National City Corp.                               253           7,577
  Northern Trust Corp.                               98           5,143
  PNC Financial Services                            119           6,813
  Progressive Corp.                                  30           4,017
  Providian Financial Corp                          116           2,337
  Regions Financial Corp.                            89           2,569
  SAFECO Corp.                                       52           1,577
  SouthTrust Corp.                                  134           3,413
  St. Paul Cos.                                      84           3,462
  State Street Corp.                                136           6,188
  Stilwell Financial                                 88           1,716
  SunTrust Banks                                    117           7,792
  Synovus Financial                                 118           3,257
  T.Rowe Price Associates                            49           1,436
  Torchmark Corp.                                    45           1,755
  U.S. Bancorp                                      767          17,012
  Union Planters                                     52           2,231
  UNUMProvident Corp.                                98           2,475
  USA Education Inc.                                 64           5,306
  Wachovia Corp.                                    547          16,957
  Wachovia Corp. Contra                              83              40
  Washington Mutual, Inc.                           355          13,661
  Wells Fargo & Co.                                 727          32,315
  XL Capital                                         48           3,792
  Zions Bancorp                                      35           1,878
                                                         --------------
                                                                659,346
                                                         --------------
HEALTH CARE - 13.15%
  Abbott Labs*                                      380          19,703
  Aetna Inc.*                                        52           1,502
  Allergan, Inc.                                     55           3,647
  American Home Products                            422          24,582
  Amgen Inc.*                                       429          25,212
  Applera Corp.                                      94           2,294
  Bard (C.R.) Inc.                                   19             977
  Bausch & Lomb                                      19             538
  Baxter International Inc                          244          13,432
  Becton, Dickinson                                 104           3,848

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 13.15% (CONTINUED)
  Biogen, Inc.*                                      65  $        3,613
  Biomet, Inc.                                      112           3,276
  Boston Scientific*                                153           3,137
  Bristol-Myers Squibb                              656          36,447
  Chiron Corp.*                                      75           3,328
  CIGNA Corp.                                        62           5,143
  Forest Laboratories*                               68           4,906
  Guidant Corp.*                                    134           5,159
  HCA Inc.                                          139           6,159
  HEALTHSOUTH Corp.*                                118           1,919
  Humana Inc.*                                       53             639
  Immunex Corp.*                                    230           4,296
  Johnson & Johnson                               1,090          60,386
  King Pharmaceuticals*                              93           3,901
  Lilly (Eli) & Co.                                 359          28,971
  Manor Care Inc*                                    39           1,096
  MedImmune Inc.*                                    87           3,100
  Medtronic Inc.                                    547          23,795
  Merck & Co.                                       980          65,268
  Pfizer, Inc.                                    2,117          84,892
  Pharmacia Corp.                                   484          19,631
  Quintiles Transnational*                           47             686
  Schering-Plough                                   558          20,699
  St Jude Medical*                                   34           2,327
  Stryker Corp.                                      77           4,073
  Tenet Healthcare Corp.*                           123           7,337
  United Health Group Inc.                          131           8,712
  Watson Pharmaceuticals*                            41           2,243
  WellPoint Health Network*                          26           2,838
  Zimmer Holdings*                                   65           1,804
                                                         --------------
                                                                515,516
                                                         --------------
TECHNOLOGY - 15.39%
  ADC Telecommunications, Inc.*                     331           1,155
  Adobe Systems Inc.                                101           2,422
  Advanced Micro Devices*                           107             872
  Agilent Technologies*                             190           3,715
  Altera Corp.*                                     159           2,604
  Analog Devices*                                   146           4,774
  Andrew Corp.*                                      33             600
  Apple Computer, Inc.*                             127           1,970
  Applied Materials, Inc*                           342           9,726
  Applied Micro Circuits Corp*                      116             811
  Autodesk, Inc.                                     25             802
  Automatic Data Processing                         258          12,136
  Avaya Inc.*                                       115           1,139
  BMC Software*                                     104           1,321
  Broadcom Corporation*                              93           1,888
  CIENA Corp.*                                      125           1,286
  Cisco Systems, Inc.*                            3,347          40,766
  Citrix Systems, Inc.*                              77           1,525
  COMPAQ Computer                                   774           6,432
  Computer Associates International                 245           6,306
  Computer Sciences Corp.*                           67           2,222
  Compuware Corp.*                                  153           1,274
  Comverse Technology, Inc.*                         69           1,413
  Concord EFS Inc.*                                  84           4,112
  Conexant Systems, Inc.*                            93             772
  Corning Inc.                                      385           3,396
  Dell Computer Corp*                             1,229          22,773
  Eastman Kodak                                     131           4,261
                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 15.39% (CONTINUED)
  Electronic Data Systems                           207  $       11,919
  EMC Corp.*                                        901          10,587
  Equifax Inc.                                       59           1,292
  First Data                                        164           9,555
  FIserv Inc.*                                       75           2,565
  Gateway, Inc.*                                    134             730
  Grainger (W.W.) Inc.                               44           1,709
  Hewlett-Packard                                   933          15,021
  Intel Corp.                                     3,085          63,057
  International Business Machines                   769          70,979
  Intuit, Inc.*                                      81           2,900
  JDS Uniphase Corp.*                               525           3,318
  KLA-Tencor Corp.*                                  77           2,432
  Lexmark International Inc.*                        54           2,414
  Linear Technology Corp.                           129           4,231
  LSI Logic*                                        129           1,516
  Lucent Technologies                             1,631           9,346
  Maxim Integrated Products, Inc.*                  114           3,983
  Mercury Interactive Corp*                          32             609
  Micron Technology*                                239           4,500
  Microsoft Corp.*                                1,877          96,046
  Motorola Inc.                                     987          15,397
  National Semiconductor*                            69           1,521
  NCR Corp.*                                         38           1,127
  Network Appliance, Inc.*                          133             904
  Nortel Networks Holdings Co.                    1,533           8,600
  Novell Inc.*                                      140             512
  Novellus Systems, Inc.*                            53           1,514
  Oracle Corp.*                                   2,510          31,576
  Palm Inc.*                                        235             343
  Parametric Technology Corp.*                      112             581
  Paychex Inc.                                      160           5,042
  PeopleSoft Inc.*                                  117           2,111
  PerkinElmer, Inc.                                  40           1,050
  PMC - Sierra, Inc.*                                58             596
  QLogic Corp.*                                      36             684
  QUALCOMM Inc.*                                    318          15,118
  Raytheon Co.                                      139           4,830
  Sabre Holdings Corporation*                        53           1,417
  Sapient Corp.*                                     50             193
  Scientific-Atlanta                                 63           1,106
  Siebel Systems, Inc.*                             178           2,316
  Sun Microsystems, Inc.*                         1,337          11,057
  Tektronix Inc.*                                    39             682
  Tellabs, Inc.*                                    168           1,660
  Teradyne, Inc.*                                    71           1,385
  Texas Instruments                                 747          18,661
  Unisys Corp.*                                     125           1,083
  Veritas Software*                                 159           2,932
  Vitesse Semiconductor Corp.*                       71             550
  Xerox Corp.                                       315           2,441
  Xilinx Inc.*                                      131           3,082
  Yahoo! Inc.*                                      236           2,079
                                                         --------------
                                                                603,332
                                                         --------------
TRANSPORTATION - .65%
  AMR Corp.*                                         56           1,072
  Burlington Northern Santa Fe                      157           4,200
  CSX Corp.                                          69           2,174
  Delta Air Lines                                    39           1,028
  FedEx Corporation*                                127           4,665

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TRANSPORTATION - .65% (CONTINUED)
  Norfolk Southern Corp.                            166  $        2,676
  Ryder System Inc.                                  23             460
  Southwest Airlines                                315           4,675
  Union Pacific                                      91           4,268
  USAirways Group Inc.*                              24             112
                                                         --------------
                                                                 25,330
                                                         --------------
UTILITIES - 3.28%
  AES Corp.*                                        198           2,538
  Allegheny Energy Inc.                              43           1,578
  Ameren Corp.                                       58           2,227
  American Electric Power                           134           5,793
  Calpine Corp.*                                    111           2,532
  CINergy Corp.                                      67           2,068
  CMS Energy                                         48             960
  Consolidated Edison Holdings                       78           3,176
  Constellation Energy Group                         61           1,476
  Dominion Resources                                101           5,994
  DTE Energy Co.                                     56           2,411
  Duke Energy                                       296          11,204
  Dynegy Inc.                                       133           4,608
  Edison International*                             135           1,777
  El Paso Corp.                                     191           7,936
  Enron Corp.                                       268           7,298
  Entergy Corp.                                      85           3,023
  Exelon Corp.                                      109           4,861
  FirstEnergy Corp.                                  94           3,379
  FPL Group                                          74           3,963
  GPU Inc.                                           44           1,776
  KeySpan                                            55           1,828
  Kinder Morgan, Inc.                                45           2,214
  Mirant Corporation*                               128           2,803
  Niagara Mohawk Holdings Inc*                       63           1,069
  NICOR Inc.                                         19             736
  NiSource Inc.                                      80           1,865
  Peoples Energy Corp.                               15             596
  PG&E Corp.                                        126           1,915
  Pinnacle West Capital                              37           1,469
                                                 SHARES           VALUE

                                                      -----------------
UTILITIES - 3.28% (CONTINUED)
  PPL Corporation                                    57  $        1,858
  Progress Energy, Inc.                              83           3,568
  Public Service Enterprise                          83           3,532
  Reliant Energy                                    110           2,895
  Sempra Energy                                      86           2,129
  Southern Co.                                      274           6,572
  TXU Corp.                                         107           4,956
  Williams Cos.                                     162           4,423
  Xcel Energy Inc.                                  132           3,716
                                                         --------------
                                                                128,722
                                                         --------------
    Total Common Stocks
       (cost $4,525,215)                                      3,644,469
                                                         --------------

UNIT INVESTMENT TRUST - 4.78%
  S&P 500 Depositary Receipts                     1,795         187,470
                                                         --------------
    Total Unit Investment Trust
       (cost $189,229)                                          187,470
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS - 1.62%
VARIABLE RATE DEMAND NOTES(1) - .35%
  Firstar Bank (2.416% due 12/31/31)      $      13,512  $       13,512
U.S. TREASURY BILL - 1.27%
  3.502% due 10/04/01                            50,000          49,986
                                                         --------------
    Total Short-Term Investments
       (cost $63,498)                                            63,498
                                                         --------------
TOTAL INVESTMENTS - 99.34%
   (cost $4,777,942)(2)                                       3,895,437
                                                         --------------
OTHER ASSETS AND LIABILITIES - .66%                              26,019
                                                         --------------
TOTAL NET ASSETS - 100%                                  $    3,921,456
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $120,678 and ($1,003,183), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 52.16%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 1.40%
  Air Products & Chemicals                          343  $       13,233
  Alcan Inc.                                        497          14,910
  Alcoa Inc.                                      1,293          40,096
  Allegheny Technologies                            125           1,666
  Archer-Daniels-Midland                            993          12,506
  Barrick Gold Corp.                                592          10,271
  Bemis Company                                      80           3,188
  Boise Cascade                                      86           2,537
  Dow Chemical                                    1,337          43,800
  Du Pont (E.I.)                                  1,567          58,793
  Eastman Chemical                                  115           4,175
  Ecolab Inc.                                       194           7,048
  Engelhard Corp.                                   191           4,412
  FMC Corp.*                                         45           2,205
  Freeport-McMoRan Copper*                          224           2,462
  Georgia-Pacific Group                             339           9,760
  Great Lakes Chemical                               81           1,790
  Hercules, Inc.*                                   160           1,320
  Homestake Mining                                  390           3,627
  Inco, Ltd.*                                       272           3,376
  International Flavors & Fragrances                154           4,264
  International Paper                               723          25,160
  Louisiana-Pacific Corp.                           156           1,014
  Mead Corp.                                        154           4,263
  Newmont Mining                                    251           5,924
  Nucor Corp.                                       127           5,042
  Pactiv Corporation*                               238           3,449
  Phelps Dodge                                      118           3,245
  Placer Dome Inc.                                  490           6,267
  PPG Industries                                    261          11,941
  Praxair, Inc.                                     236           9,912
  Rohm & Haas                                       326          10,680
  Sigma-Aldrich                                     117           5,288
  Temple-Inland                                      78           3,704
  USX-U.S. Steel Group                              132           1,845
  Vulcan Materials                                  151           6,523
  Westvaco Corp.                                    150           3,855
  Weyerhaeuser Corp.                                331          16,123
  Willamette Industries                             166           7,468
  Worthington Industries, Inc.                      129           1,451
                                                         --------------
                                                                378,593
                                                         --------------
CAPITAL GOODS - 4.48%
  Allied Waste Industries*                          283           3,608
  American Power Conversion*                        290           3,387
  Avery Dennison Corp.                              168           7,948
  Ball Corp.                                         44           2,636
  Boeing Company                                  1,341          44,924
  Caterpillar Inc.                                  522          23,386
  Cooper Industries                                 139           5,764
  Crane Company                                      91           1,995
  Cummins Inc.                                       62           2,046
  Danaher Corp.                                     212          10,002
  Deere & Co.                                       350          13,164
  Dover Corp.                                       304           9,153
  Eaton Corp.                                       109           6,454
  Emerson Electric                                  639          30,071
  Fluor Corp.                                       114           4,389
  General Dynamics                                  300          26,496
  General Electric                               14,857         552,680
  Goodrich Corporation                              152           2,961
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 4.48% (CONTINUED)
  Honeywell International                         1,194  $       31,522
  Illinois Tool Works                               451          24,404
  Ingersoll-Rand                                    242           8,180
  ITT Industries, Inc.                              132           5,914
  Jabil Circuit*                                    320           5,728
  Johnson Controls                                  128           8,351
  Lockheed Martin Corp.                             640          28,000
  McDermott International*                           90             743
  Millipore Corp.                                    69           3,653
  Minnesota Mining & Manufacturing                  592          58,253
  Molex Inc.                                        294           8,264
  National Service Industries, Inc.                  61           1,260
  Navistar International*                            93           2,627
  Northrop Grumman Corp.                            104          10,504
  PACCAR Inc.                                       114           5,594
  Pall Corp.                                        185           3,598
  Parker-Hannifin                                   168           5,762
  Pitney-Bowes                                      386          14,745
  Power-One Inc.*                                   108             664
  Rockwell Collins                                  281           3,990
  Rockwell International                            281           4,125
  Sanmina Corp.*                                    444           6,030
  Sealed Air Corp.*                                 125           4,561
  Solectron Corp.*                                  942          10,974
  Symbol Technologies                               315           3,304
  Textron Inc.                                      216           7,260
  Thermo Electron*                                  259           4,675
  Thomas & Betts Corp.                               87           1,521
  Tyco International                              2,892         131,585
  United Technologies                               704          32,736
  Waste Management                                  929          24,841
                                                         --------------
                                                              1,214,432
                                                         --------------
COMMUNICATIONS SERVICES - 3.55%
  ALLTEL Corp.                                      472          27,352
  AT&T Corp.                                      5,161          99,607
  AT&T Wireless Services*                         3,698          55,248
  BellSouth                                       2,815         116,963
  CenturyTel, Inc.                                  210           7,035
  Citizens Communications*                          381           3,581
  Global Crossing*                                1,320           2,376
  NEXTEL Communications Inc.*                     1,135           9,806
  Qwest Communications International              2,499          41,733
  SBC Communications Inc.                         5,090         239,842
  Sprint Corp. FON Group                          1,312          31,501
  Sprint Corp. PCS Group*                         1,407          36,990
  Verizon Communications                          4,070         220,228
  WorldCom, Inc.*                                 4,345          65,349
                                                         --------------
                                                                957,611
                                                         --------------
CONSUMER CYCLICALS - 4.53%
  American Greetings Corp Class A                    97           1,284
  AutoZone Inc.*                                    200          10,372
  Bed Bath & Beyond Inc.*                           420          10,693
  Best Buy Co., Inc.*                               306          13,908
  Big Lots, Inc.*                                   166           1,376
  Black & Decker Corp.                              127           3,962
  Block H&R                                         294          11,337
  Brunswick Corp.                                   131           2,158
  Carnival Corp.                                    882          19,422
  Cendant Corporation*                            1,399          17,936
  Centex Corp.                                       89           3,002
  Cintas Corporation                                259          10,438
  Circuit City Group                                304           3,648
  Convergys Corp.*                                  229           6,355
  Cooper Tire & Rubber Co.                          110           1,566

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 4.53% (CONTINUED)
  Costco Wholesale Corp.*                           669  $       23,790
  Dana Corp.                                        228           3,557
  Delphi Automotive System                          842           9,894
  Dillard's Inc                                     140           1,844
  Dollar General                                    492           5,756
  Dow Jones & Co.                                   133           6,042
  Family Dollar Stores                              288           7,926
  Federated Department Stores*                      305           8,601
  Ford Motor                                      2,736          47,470
  Gannett Co.                                       399          23,984
  Gap (The)                                       1,273          15,212
  General Motors                                    853          36,594
  Genuine Parts                                     265           8,443
  Goodyear Tire & Rubber                            234           4,313
  Harley-Davidson                                   454          18,387
  Harrah's Entertainment*                           183           4,943
  Hasbro Inc.                                       258           3,612
  Hilton Hotels                                     551           4,325
  Home Depot                                      3,495         134,103
  IMS Health Inc.                                   445          11,147
  International Game Technology*                    110           4,675
  Interpublic Group                                 451           9,200
  K-mart*                                           720           5,033
  KB HOME                                            72           2,046
  Knight-Ridder Inc.                                116           6,479
  Kohl's Corp.*                                     488          23,424
  Leggett & Platt                                   294           5,733
  Limited, Inc.                                     643           6,109
  Liz Claiborne, Inc.                                82           3,091
  Lowe's Cos.                                     1,144          36,208
  Marriott International                            359          11,991
  Masco Corp.                                       671          13,715
  Mattel, Inc.*                                     637           9,975
  May Department Stores                             449          13,030
  Maytag Corp.                                      117           2,883
  McGraw-Hill                                       291          16,936
  Meredith Corp.                                     76           2,442
  New York Times Class A                            254           9,914
  NIKE Inc.                                         409          19,145
  Nordstrom                                         201           2,904
  Office Depot*                                     450           6,120
  Omnicom Group                                     266          17,263
  Penney (J.C.)                                     391           8,563
  Pulte Homes, Inc                                   62           1,900
  RadioShack Corp.                                  279           6,766
  Reebok International*                              85           1,760
  Sears, Roebuck & Co.                              504          17,459
  Sherwin-Williams                                  245           5,444
  Snap-On Inc.                                       88           1,965
  Stanley Works                                     131           4,788
  Staples Inc.*                                     685           9,145
  Starwood Hotels & Resorts                         285           6,270
  Target Corp.                                    1,352          42,926
  Tiffany & Co.                                     217           4,698
  TJX Companies Inc.                                424          13,950
  TMP Worldwide Inc.*                               142           4,031
  Toys R Us Holding Companies*                      308           5,307
  Tribune Co.                                       461          14,475
  TRW Inc.                                          185           5,517
  V.F. Corp.                                        171           5,005
  Visteon Corp.                                     195           2,486
  Wal-Mart Stores                                 6,741         333,677
  Whirlpool Corp.                                   109           6,033
                                                         --------------
                                                              1,227,881
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 7.08%
  Alberto-Culver                                     83  $        3,228
  Albertson's                                       634          20,212
  AmerisourceBergen Corp.                           150          10,643
  Anheuser-Busch                                  1,352          56,622
  AOL Time Warner Inc.*                           6,627         219,354
  Avon Products                                     355          16,419
  Brown-Forman Corp.                                103           6,508
  Campbell Soup                                     632          17,696
  Cardinal Health, Inc.                             618          45,701
  Clear Channel Communications*                     857          34,066
  Clorox Co.                                        351          12,987
  Coca Cola Co.                                   3,742         175,313
  Coca-Cola Enterprises                             629           9,649
  Colgate-Palmolive                                 863          50,270
  Comcast Corporation*                            1,413          50,684
  ConAgra Foods Inc.                                794          17,825
  Coors (Adolph)                                     55           2,475
  CVS Corp.                                         584          19,389
  Darden Restaurants                                185           4,856
  Deluxe Corp.                                      108           3,730
  Donnelley (R.R.) & Sons                           182           4,923
  Fortune Brands, Inc.                              237           7,940
  General Mills                                     426          19,383
  Gillette Co.                                    1,562          46,548
  Heinz (H.J.)                                      527          22,213
  Hershey Foods                                     205          13,401
  Kellogg Co.                                       607          18,210
  Kimberly-Clark                                    806          49,972
  Kroger Co.*                                     1,249          30,775
  McDonald's Corp.                                1,979          53,710
  McKesson Corp.                                    422          15,947
  Newell Rubbermaid Inc.                            399           9,061
  Pepsi Bottling Group                              211           9,721
  PepsiCo Inc.                                    2,606         126,391
  Philip Morris                                   3,290         158,870
  Procter & Gamble                                1,957         142,450
  Ralston-Ralston Purina                            459          15,055
  Robert Half International*                        260           5,203
  Safeway Inc.*                                     743          29,512
  Sara Lee Corp.                                  1,176          25,049
  Starbucks Corp.*                                  550           8,217
  Supervalu Inc.                                    197           3,985
  Sysco Corp.                                       998          25,489
  TRICON Global Restaurant*                         221           8,668
  Tupperware Corp.                                   86           1,715
  Unilever N.V.                                     855          46,187
  Univision Communications*                         317           7,275
  UST Inc.                                          243           8,068
  Viacom Inc.*                                    2,663          91,874
  Walgreen Co.                                    1,508          51,920
  Walt Disney Co.                                 3,146          58,579
  Wendy's International                             170           4,531
  Winn-Dixie                                        216           2,473
  Wrigley (Wm) Jr.                                  342          17,545
                                                         --------------
                                                              1,918,487
                                                         --------------
ENERGY - 3.55%
  Amerada Hess                                      136           8,636
  Anadarko Petroleum                                363          17,453
  Apache Corp.                                      182           7,826
  Ashland Inc.                                      106           4,086
  Baker Hughes                                      494          14,301
  Burlington Resources                              322          11,016
  Chevron Corp.*                                    976          82,716
  Conoco Inc.                                       934          23,668
  Devon Energy Corp.                                179           6,158

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 3.55% (CONTINUED)
  EOG Resources                                     174  $        5,034
  Exxon Mobil Corp.                              10,320         406,608
  Halliburton Co.                                   664          14,973
  Kerr-McGee                                        158           8,202
  Nabors Industries*                                205           4,299
  Noble Drilling Corp.*                             206           4,944
  Occidental Petroleum                              552          13,436
  Phillips Petroleum                                552          29,775
  Rowan Cos.*                                       140           1,733
  Royal Dutch Petroleum                           3,209         161,251
  Schlumberger Ltd.                                 852          38,936
  Sunoco Inc.                                       132           4,699
  Texaco Inc.                                       826          53,690
  Transocean Sedco Forex                            440          11,616
  Unocal Corp.                                      363          11,798
  USX-Marathon Group                                467          12,492
                                                         --------------
                                                                959,346
                                                         --------------
FINANCIAL - 9.54%
  AFLAC Inc.                                        794          21,438
  Allstate Corp.                                  1,104          41,234
  Ambac Financial Group                             163           8,918
  American Express                                1,999          58,091
  American International Group                    3,943         307,554
  AmSouth Bancorporation                            566          10,228
  Aon Corp.                                         383          16,086
  Bank of America Corp.                           2,397         139,985
  Bank of New York                                1,104          38,640
  Bank One Corp.                                  1,746          54,947
  BB&T Corporation                                  636          23,182
  Bear Stearns Cos.                                 166           8,302
  Capital One Financial                             293          13,487
  Charles Schwab                                  2,088          24,012
  Charter One Financial                             330           9,304
  Chubb Corp.                                       262          18,709
  Cincinnati Financial                              241          10,030
  Citigroup Inc.                                  7,521         304,601
  Comerica Inc.                                     234          12,964
  Conseco Inc.*                                     487           3,536
  Countrywide Credit Industries                     170           7,468
  Fannie Mae                                      1,507         120,650
  Federal Home Loan Mtg.                          1,040          67,600
  Fifth Third Bancorp                               846          52,012
  FleetBoston Financial                           1,617          59,425
  Franklin Resources Inc                            386          13,383
  Golden West Financial                             237          13,770
  Hartford Financial Services                       322          18,914
  Household International                           708          39,917
  Huntington Bancshares                             365           6,318
  J.P. Morgan Chase & Co.                         2,969         101,391
  Jefferson-Pilot                                   231          10,275
  John Hancock Financial                            465          18,577
  KeyCorp                                           651          15,715
  Lehman Brothers Holdings                          362          20,580
  Lincoln National                                  287          13,383
  Loews Corp.                                       296          13,699
  Marsh & McLennan                                  403          38,970
  MBIA Inc.                                         220          11,000
  MBNA Corp.                                      1,285          38,923
  Mellon Financial Corp.                            735          23,763
  Merrill Lynch                                   1,223          49,654
  MetLife Inc.                                    1,154          34,274
  MGIC Investment                                   158          10,324
  Moody's Corp.                                     242           8,954
  Morgan Stanley, Dean Witter                     1,694          78,517
  National City Corp.                               907          27,165
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 9.54% (CONTINUED)
  Northern Trust Corp.                              333  $       17,476
  PNC Financial Services                            435          24,904
  Progressive Corp.                                 109          14,595
  Providian Financial Corp                          426           8,584
  Regions Financial Corp.                           370          10,678
  SAFECO Corp.                                      191           5,793
  SouthTrust Corp.                                  504          12,837
  St. Paul Cos.                                     317          13,067
  State Street Corp.                                482          21,931
  Stilwell Financial                                333           6,494
  SunTrust Banks                                    453          30,170
  Synovus Financial                                 423          11,675
  T. Rowe Price Associates                          181           5,303
  Torchmark Corp.                                   192           7,488
  U.S. Bancorp                                    2,857          63,368
  Union Planters                                    202           8,666
  UNUMProvident Corp.                               360           9,090
  USA Education Inc.                                234          19,401
  Wachovia Corp.                                  2,073          64,263
  Wachovia Corp. Contra                             303             145
  Washington Mutual, Inc.                         1,320          50,794
  Wells Fargo & Co.                               2,579         114,632
  XL Capital                                        190          15,010
  Zions Bancorp                                     149           7,995
                                                         --------------
                                                              2,584,228
                                                         --------------
HEALTH CARE - 7.86%
  Abbott Labs*                                    2,319         120,240
  Aetna Inc.*                                       211           6,096
  Allergan, Inc.                                    194          12,862
  American Home Products                          1,952         113,704
  Amgen Inc.*                                     1,536          90,271
  Applera Corp.                                     312           7,613
  Bard (C.R.) Inc.                                   76           3,907
  Bausch & Lomb                                      79           2,236
  Baxter International Inc                          868          47,783
  Becton, Dickinson                                 378          13,986
  Biogen, Inc.*                                     222          12,339
  Biomet, Inc.                                      403          11,788
  Boston Scientific*                                610          12,505
  Bristol-Myers Squibb                            2,952         164,013
  Chiron Corp.*                                     269          11,936
  CIGNA Corp.                                       232          19,244
  Forest Laboratories*                              256          18,468
  Guidant Corp.*                                    459          17,672
  HCA Inc.                                          834          36,955
  HEALTHSOUTH Corp.*                                577           9,382
  Humana Inc.*                                      251           3,027
  Immunex Corp.*                                    850          15,878
  Johnson & Johnson                               4,523         250,574
  King Pharmaceuticals*                             317          13,298
  Lilly (Eli) & Co.                               1,690         136,383
  Manor Care Inc*                                   153           4,299
  MedImmune Inc.*                                   312          11,117
  Medtronic Inc.                                  1,791          77,909
  Merck & Co.                                     3,480         231,768
  Pfizer, Inc.                                    9,442         378,623
  Pharmacia Corp.                                 1,946          78,930
  Quintiles Transnational*                          172           2,511
  Schering-Plough                                 2,191          81,286
  St Jude Medical*                                  125           8,556
  Stryker Corp.                                     300          15,870
  Tenet Healthcare Corp.*                           468          27,916
  United Health Group Inc.                          486          32,319
  Watson Pharmaceuticals*                           144           7,878

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 7.86% (CONTINUED)
  WellPoint Health Network*                          93  $       10,151
  Zimmer Holdings*                                  295           8,186
                                                         --------------
                                                              2,129,479
                                                         --------------
TECHNOLOGY - 7.97%
  ADC Telecommunications, Inc.*                   1,165           4,066
  Adobe Systems Inc.                                358           8,585
  Advanced Micro Devices*                           458           3,733
  Agilent Technologies*                             676          13,216
  Altera Corp.*                                     596           9,762
  Analog Devices*                                   529          17,298
  Andrew Corp.*                                     121           2,200
  Apple Computer, Inc.*                             487           7,553
  Applied Materials, Inc*                         1,208          34,356
  Applied Micro Circuits Corp*                      458           3,201
  Autodesk, Inc.                                     87           2,789
  Automatic Data Processing                         939          44,171
  Avaya Inc.*                                       406           4,019
  BMC Software*                                     365           4,636
  Broadcom Corporation*                             355           7,207
  CIENA Corp.*                                      480           4,939
  Cisco Systems, Inc.*                           10,947         133,334
  Citrix Systems, Inc.*                             277           5,485
  COMPAQ Computer                                 2,541          21,116
  Computer Associates International                 881          22,677
  Computer Sciences Corp.*                          250           8,293
  Compuware Corp.*                                  539           4,490
  Comverse Technology, Inc.*                        278           5,693
  Concord EFS Inc.*                                 360          17,622
  Conexant Systems, Inc.*                           325           2,698
  Corning Inc.                                    1,388          12,242
  Dell Computer Corp*                             3,904          72,341
  Eastman Kodak                                     453          14,736
  Electronic Data Systems                           697          40,133
  EMC Corp.*                                      3,302          38,799
  Equifax Inc.                                      211           4,621
  First Data                                        596          34,723
  FIserv Inc.*                                      285           9,747
  Gateway, Inc.*                                    482           2,627
  Grainger (W.W.) Inc.                              141           5,478
  Hewlett-Packard                                 2,906          46,787
  Intel Corp.                                    10,058         205,586
  International Business Machines                 2,653         244,872
  Intuit, Inc.*                                     295          10,561
  JDS Uniphase Corp.*                             1,949          12,318
  KLA-Tencor Corp.*                                 278           8,779
  Lexmark International Inc.*                       193           8,629
  Linear Technology Corp.                           466          15,285
  LSI Logic*                                        540           6,345
  Lucent Technologies                             5,040          28,879
  Maxim Integrated Products, Inc.*                  491          17,156
  Mercury Interactive Corp*                         119           2,266
  Micron Technology*                                892          16,796
  Microsoft Corp.*                                8,047         411,765
  Motorola Inc.                                   3,296          51,418
  National Semiconductor*                           264           5,821
  NCR Corp.*                                        142           4,210
  Network Appliance, Inc.*                          456           3,101
  Nortel Networks Holdings Co.                    4,766          26,737
  Novell Inc.*                                      493           1,804
  Novellus Systems, Inc.*                           195           5,569
  Oracle Corp.*                                   8,447         106,267
  Palm Inc.*                                        844           1,232
  Parametric Technology Corp.*                      413           2,143
  Paychex Inc.                                      556          17,520
  PeopleSoft Inc.*                                  413           7,451
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 7.97% (CONTINUED)
  PerkinElmer, Inc.                                 148  $        3,884
  PMC - Sierra, Inc.*                               229           2,352
  QLogic Corp.*                                     120           2,280
  QUALCOMM Inc.*                                  1,109          52,722
  Raytheon Co.                                      509          17,688
  Sabre Holdings Corporation*                       193           5,161
  Sapient Corp.*                                    176             678
  Scientific-Atlanta                                238           4,177
  Siebel Systems, Inc.*                             648           8,430
  Sun Microsystems, Inc.*                         4,859          40,184
  Tektronix Inc.*                                   144           2,519
  Tellabs, Inc.*                                    613           6,056
  Teradyne, Inc.*                                   259           5,051
  Texas Instruments                               2,611          65,219
  Unisys Corp.*                                     467           4,044
  Veritas Software*                                 585          10,787
  Vitesse Semiconductor Corp.*                      275           2,131
  Xerox Corp.                                       997           7,727
  Xilinx Inc.*                                      481          11,318
  Yahoo! Inc.*                                      843           7,427
                                                         --------------
                                                              2,157,718
                                                         --------------
TRANSPORTATION - .36%
  AMR Corp.*                                        224           4,287
  Burlington Northern Santa Fe                      596          15,943
  CSX Corp.                                         327          10,301
  Delta Air Lines                                   183           4,822
  FedEx Corporation*                                434          15,950
  Norfolk Southern Corp.                            573           9,237
  Ryder System Inc.                                  89           1,779
  Southwest Airlines                              1,114          16,532
  Union Pacific                                     371          17,399
  USAirways Group Inc.*                             100             465
                                                         --------------
                                                                 96,715
                                                         --------------
UTILITIES - 1.84%
  AES Corp.*                                        803          10,294
  Allegheny Energy Inc.                             163           5,982
  Ameren Corp.                                      205           7,872
  American Electric Power                           481          20,794
  Calpine Corp.*                                    457          10,424
  CINergy Corp.                                     238           7,347
  CMS Energy                                        180           3,600
  Consolidated Edison Holdings                      317          12,908
  Constellation Energy Gro                          224           5,421
  Dominion Resources                                356          21,129
  DTE Energy Co.                                    251          10,806
  Duke Energy                                     1,100          41,634
  Dynegy Inc.                                       488          16,909
  Edison International*                             497           6,541
  El Paso Corp.                                     739          30,705
  Enron Corp.                                     1,127          30,688
  Entergy Corp.                                     344          12,233
  Exelon Corp.                                      486          21,676
  FirstEnergy Corp.                                 346          12,439
  FPL Group                                         267          14,298
  GPU Inc.                                          182           7,346
  KeySpan                                           211           7,014
  Kinder Morgan, Inc.                               152           7,480
  Mirant Corporation*                               485          10,622
  Niagara Mohawk Holdings Inc*                      242           4,107
  NICOR Inc.                                         70           2,713
  NiSource Inc.                                     308           7,179
  Peoples Energy Corp.                               53           2,107
  PG&E Corp.                                        577           8,770
  Pinnacle West Capital                             127           5,042

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 1.84% (CONTINUED)
  PPL Corporation                                   216  $        7,042
  Progress Energy, Inc.                             460          13,459
  Public Service Enterprise                         324          13,786
  Reliant Energy                                    442          11,633
  Sempra Energy                                     306           7,574
  Southern Co.                                    1,020          24,458
  TXU Corp.                                         395          18,296
  Williams Cos.                                     780          21,294
  Xcel Energy Inc.                                  504          14,188
                                                         --------------
                                                                497,810
                                                         --------------
    Total Common Stocks
       (cost $20,008,680)                                    14,122,300
                                                         --------------
UNIT INVESTMENT TRUST - 3.76%
  S&P 500 Depositary Receipts*                    9,744       1,017,663
                                                         --------------
    Total Unit Investment Trust
       (cost $1,016,115)                                      1,017,663
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 11.46%
U.S. Treasury Note
  (5.000% due 02/15/11)                   $      50,000  $       51,408
U.S. Treasury Note
  (7.250% due 05/15/04)                         400,000         441,062
U.S. Treasury Note
  (7.000% due 07/15/06)                       1,346,000       1,524,712
U.S. Treasury Bond
  (6.250% due 08/15/23)                         495,000         543,030
U.S. Treasury Bond
  (6.125% due 11/15/27)                         500,000         543,321
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $2,948,499)                                      3,103,533
                                                         --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.81%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.81%
  (5.750% due 07/15/03)                       1,245,000       1,302,727
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $1,218,445)                                      1,302,727
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

MORTGAGE-BACKED SECURITIES - 11.73%
FEDERAL HOME LOAN MORTGAGE
COPORATION - 11.73%
  FNCL (7.000% due 07/01/29)              $   3,065,518  $    3,177,587
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,947,069)                                      3,177,587
                                                         --------------

CORPORATE BONDS - 10.42%
AIR TRANSPORTATION - 1.07%
  Delta Air Lines (7.900% due 12/15/09)         346,000         290,697
                                                         --------------
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - 3.22%
  Erac USA Finance (7.950% due
     12/15/09)(4)                               346,000         360,638
  Household Finance (5.8750% due
     02/01/09)                                  520,000         509,934
                                                         --------------
                                                                870,572
                                                         --------------
CONSUMER CYCLICAL - 1.20%
  Ford Motor Co. (7.450% due 07/16/31)          346,000         325,751
                                                         --------------
COMMUNICATION SERVICES - 2.35%
  Citizen Communications (9.250% due
     05/15/11)                                  300,000         331,602
  Worldcom Inc. (7.500% due 05/15/11)           300,000         305,981
                                                         --------------
                                                                637,583
                                                         --------------
MANUFACTURING - 2.58%
  Champion International Corp.(7.200%
     due 11/01/26)                              312,000         328,956
  Rohm & Haas Co. (6.950% due 07/15/04)         346,000         367,464
                                                         --------------
                                                                696,420
                                                         --------------
    Total Coporate Bonds
       (cost $2,756,587)                                      2,821,023
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 5.07%
VARIABLE RATE DEMAND NOTES(1) - 4.59%
  Firstar Bank (2.4163% due 12/31/31)         1,243,405       1,243,405
                                                         --------------
U.S. TREASURY BILL - .48%
  (3.5020% due 10/14/01)                        130,000         129,967
                                                         --------------
    Total Short-Term Investments
       (cost $1,520,923)                                      1,373,372
                                                         --------------
TOTAL INVESTMENTS - 99.41%
   (cost $32,416,318)(2)                                     26,918,205
                                                         --------------
OTHER ASSETS AND LIABILITIES - .59%                             160,048
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   27,078,253
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,911,552 and ($7,409,665), respectively.
(3) Securities and other assets with an aggregate value of $1,304,625 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:
(4) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (12/01)           5         $41,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

U.S. TREASURY OBLIGATIONS - 36.55%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 36.55%
  6.250% due 01/31/02                     $     550,000  $      556,832
  6.500% due 05/15/05                         1,825,000       2,004,792
  6.125% due 08/15/07                         1,240,000       1,366,132
  5.500% due 05/15/09                           200,000         214,375
  7.625% due 11/15/22                           615,000         781,290
  6.250% due 08/15/23                         1,060,000       1,162,853
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $5,721,359)                                      6,086,274
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.28%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 6.28%
  5.750% due 07/15/03                         1,000,000       1,046,367
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $978,670)                                        1,046,367
                                                         --------------

MORTGAGE-BACKED SECURITIES - 31.47%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 31.47%
  FNCI (6.500% due 07/01/14)                  2,185,311       2,261,174
  FNCL (6.500% due 02/01/31)                  2,924,528       2,979,262
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $5,091,700)                                      5,240,436
                                                         --------------
CORPORATE BONDS AND NOTES - 24.31%
AIR TRANSPORTATION - 1.26%
  Delta Airlines (7.900% due 12/15/09)          250,000         210,041
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.66%
  Erac USA Finance (7.950% due
     12/15/09)(3)                               250,000         260,577
  General Electric Capital Corp. (6.875%
     due 11/15/10)                              250,000         269,535
  Household Finance Corp. (7.2000% due
     07/15/06)                                  250,000         245,161
                                                         --------------
                                                                775,273
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CAPITAL GOODS - 3.28%
  Caterpillar Inc. (7.250% due 09/15/09)  $     500,000  $      546,507
                                                         --------------
CONSUMER CYCLICAL - 2.83%
  Ford Motor Corp. (7.450% due 07/16/31)        500,000         470,739
                                                         --------------
ENERGY - 3.25%
  Keyspan Corp. (7.250% due 11/15/05)           500,000         541,685
                                                         --------------
MANUFACTURING - 5.84%
  Champion International Corp. (7.200%
     due 11/01/26)                              200,000         210,869
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         265,509
  Westvaco Corp. (7.950% due 02/15/31)          500,000         496,089
                                                         --------------
                                                                972,467
                                                         --------------
TELECOMMUNICATION - 3.19%
  Citizen Communications (9.250% due
     05/15/11)                                  250,000         276,334
  Worldcom Inc. (7.500% due 05/15/11)           250,000         254,984
                                                         --------------
                                                                531,318
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $3,907,188)                                      4,048,030
                                                         --------------

SHORT-TERM INVESTMENTS - 0.36%
VARIABLE RATE DEMAND NOTES(1) - 0.36%
  Firstar Bank (2.416% due 12/31/31)             60,088          60,088
                                                         --------------
    Total Short-Term Investments
       (cost $60,088)                                            60,088
                                                         --------------
TOTAL INVESTMENTS - 98.97%
  (cost $15,759,005)(2)                                      16,481,195
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.03%                            172,008
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   16,653,203
                                                         ==============


-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be revocered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $783,724 and ($61,534), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                       EVEREST FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 96.89%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.43%
  Du Pont (E.I.)                                 37,300  $    1,399,496
                                                         --------------
CAPITAL GOODS - 5.01 %
  Caterpillar Inc.                               16,100         721,280
  ITT Industries, Inc.                           18,900         846,720
  SPX Corp.*                                     15,800       1,309,820
                                                         --------------
                                                              2,877,820
                                                         --------------
COMMUNICATIONS SERVICES - 6.19%
  BellSouth                                      32,300       1,342,065
  SBC Communications Inc.                        47,100       2,219,352
                                                         --------------
                                                              3,561,417
                                                         --------------
CONSUMER CYCLICALS - 3.56%
  Gannett Co.                                    18,500       1,112,035
  Knight-Ridder Inc.                             16,700         932,695
                                                         --------------
                                                              2,044,730
                                                         --------------
CONSUMER STAPLES - 6.22%
  McDonald's Corp.                               51,600       1,400,424
  PepsiCo Inc.                                   20,300         984,550
  Philip Morris                                  24,700       1,192,763
                                                         --------------
                                                              3,577,737
                                                         --------------
ENERGY - 14.03%
  Anadarko Petroleum                             19,100         918,328
  Apache Corp.                                   25,000       1,075,000
  Conoco Inc.                                    50,000       1,271,500
  Noble Affiliates                               33,200       1,028,868
  Schlumberger Ltd.                              27,800       1,270,460
  Texaco Inc.                                    16,400       1,066,000
  USX-Marathon Group                             53,700       1,436,475
                                                         --------------
                                                              8,066,631
                                                         --------------
FINANCIAL - 29.94%
  Bank of America Corp.                          15,100         881,840
  Charter One Financial                          39,206       1,106,392
  Chubb Corp.                                    18,600       1,328,226
  Citigroup Inc.                                 54,500       2,207,250
  Edwards (A.G.), Inc.                           35,000       1,228,850
  FleetBoston Financial                          46,360       1,703,730
  Hartford Financial Services                    19,800       1,163,052
  J.P. Morgan Chase & Co.                        34,650       1,183,298
  KeyCorp                                        62,200       1,501,507
  Lincoln National                               24,700       1,151,761
  Raymond James Financial, Inc.                  46,300       1,257,045
  Washington Mutual, Inc.                        34,400       1,323,712
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 29.94% (CONTINUED)
  XL Capital                                     14,900  $    1,177,100
                                                         --------------
                                                             17,213,763
                                                         --------------
HEALTH CARE - 7.00%
  Beckman Coulter Inc.                           20,400         902,700
  Bristol-Myers Squibb                           21,000       1,166,760
  Johnson & Johnson                              13,100         725,740
  Merck & Co.                                    18,500       1,232,100
                                                         --------------
                                                              4,027,300
                                                         --------------
TECHNOLOGY - 9.19%
  International Business Machines                 9,600         886,080
  Microsoft Corp.*                                8,900         455,413
  Motorola Inc.                                  71,300       1,112,280
  NCR Corp.*                                     32,300         957,695
  Nortel Networks Holdings Co.                  126,900         711,909
  Raytheon Co.                                   18,600         646,350
  Sabre Holdings Corporation*                    19,300         516,082
                                                         --------------
                                                              5,285,809
                                                         --------------
TRANSPORTATION - 4.34%
  FedEx Corporation*                             40,700       1,495,725
  Southwest Airlines                             67,400       1,000,216
                                                         --------------
                                                              2,495,941
                                                         --------------
UTILITIES - 8.98%
  Ameren Corp.                                   31,900       1,224,960
  Kansas City Power & Light                      50,400       1,314,936
  SCANA Corp.                                    52,462       1,331,486
  Xcel Energy Inc.                               45,800       1,289,270
                                                         --------------
                                                              5,160,652
                                                         --------------
    Total Common Stocks
       (cost $54,751,440)                                    55,711,296
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 1.82%
VARIABLE RATE DEMAND NOTES(1) - 1.82%
  Firstar Bank (2.416% due 12/31/31)      $   1,044,699  $    1,044,699
                                                         --------------
    Total Short-Term Investments
       (cost $1,044,699)                                      1,044,699
                                                         --------------
TOTAL INVESTMENTS - 98.71%
   (cost $55,796,139)(2)                                     56,755,995
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.29%                            740,913
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   57,496,908
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $4,465,945 and ($3,506,089), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

U.S. TREASURY OBLIGATIONS - 29.37%

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY NOTES & BONDS - 29.37%
  0.000% due 08/15/02                     $   1,519,000  $    1,488,482
  5.875% due 02/15/04                         2,500,000       2,663,183
  5.875% due 11/15/05                         3,800,000       4,110,977
  5.625% due 02/15/06                         4,900,000       5,267,309
  4.625% due 05/15/06                         1,800,000       1,863,562
  7.000% due 07/15/06                         3,639,000       4,122,161
  6.500% due 10/15/06                         5,500,000       6,125,196
  5.500% due 05/15/09                           750,000         803,906
  6.000% due 08/15/09                         2,500,000       2,749,318
  5.000% due 02/15/11                           760,000         781,405
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $28,255,883)                                    29,975,499
                                                         --------------
U.S GOVERNMENT AGENCY OBLIGATIONS -
4.13%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.13%
  5.750% DUE 02/15/08                         4,000,000       4,216,972
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $4,195,289)                                      4,216,972
                                                         --------------
MORTGAGE-BACKED
SECURITIES - 10.18%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.97%
  6.500% due 02/01/29                         2,961,438       3,030,359
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 7.21%
  6.500% due 10/15/28                         2,528,420       2,588,767
  6.000% due 06/01/16                         4,689,747       4,770,482
                                                         --------------
                                                              7,359,249
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $10,025,222)                                    10,389,608
                                                         --------------
COLLATERIZED MORTGAGE OBLIGATIONS - 4.75%
PRIVATE SECTOR - 4.75%
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                      657,729         641,226
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                      118,363         106,629
  Capstead Mortgage Securities Corp. C-4
     (10.950% due 02/01/14)                      49,615          49,615
  BSMSI 1997-7 4B1
     (7.000% due 01/25/13)                      596,236         618,166
  GECMS 1996-17 2B3(3)
     (7.250% due 12/25/11)                      242,718         246,002
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                    1,008,987         944,936
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                      858,809         883,835
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      683,440         708,549
  SASC 1997-4 1B1
     (6.750% due 12/25/12)                      634,507         652,444
                                                         --------------
    Total Collaterized Mortgage
       Obligations
       (cost $4,529,487)                                      4,851,402
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------

ASSET-BACKED SECURITIES - 3.56%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.96%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                $   1,982,000  $    1,999,536
                                                         --------------
MANUFACTURED HOUSING - 1.60%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                    1,500,000       1,638,568
                                                         --------------
    Total Asset-Backed Securities
       (cost $3,286,595)                                      3,638,104
                                                         --------------

CORPORATE BONDS AND NOTES - 45.03%
AIR TRANSPORTATION - 1.79%
  Continental Airlines
     (7.820% due 10/15/13)                      636,568         620,297
  Midway Air Lines
     (8.140% due 01/02/13)                      715,273         643,746
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     624,369         560,890
                                                         --------------
                                                              1,824,933
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 6.36%
  Ahmanson Capital Trust(3)
     (8.360% due 12/01/26                     1,139,000       1,069,293
  Banc Tec Inc.
     (7.500% due 06/01/08)                    1,139,000         239,190
  Bank of Hawaii
     (6.875% due 03/01/09)                      750,000         735,747
  GS Escrow Corp.
     (7.000% due 08/01/03)                      760,000         778,919
  Household Finance Corp.
     (7.20% due 07/15/06)                     1,139,000       1,116,951
  NationsBank Corp.
     (7.625% due 04/15/05)                      760,000         835,000
  Svenska Handelsbanken
     (7.125% due 03/07/07)                      750,000         756,649
  Wells Fargo
     (7.000% due 09/25/30)                      940,000         954,268
                                                         --------------
                                                              6,486,017
                                                         --------------
COMMUNICATIONS SERVICES - .37%
  Charter Communications Sr. Nt.(3)
     (11.125% due 01/15/11)                     375,000         379,688
                                                         --------------
CONSUMER CYCLICAL - 1.13%
  Visteon Corp.
     (8.250% due 08/01/10)                      750,000         802,112
  WCI Communities Inc. Sr. Sub N
     (10.625% due 02/15/11)                     375,000         348,750
                                                         --------------
                                                              1,150,862
                                                         --------------
CONSUMER NON-DURABLE - 2.90%
  Allied Waste
     (10.000% due 08/01/09)                     375,000         375,000
  Berry Plastics
     (12.250% due 04/15/04)                     190,000         190,000
  Erac USA Finance(3)
     (7.950% due 12/15/09)                      760,000         792,153
  International Wire Group Inc.
     (11.750% due 06/01/05)                     190,000         171,000
  Iron Mountain
     (8.625% due 04/01/13)                      190,000         191,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
CONSUMER NON-DURABLE - 2.90% (CONTINUED)
  Levis Strauss(3)
     (11.625% due 01/15/08)               $     375,000  $      273,750
  Stewart Enterprises
     (10.750% due 07/01/08)                     185,000         196,100
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         770,790
                                                         --------------
                                                              2,960,693
                                                         --------------
ELECTRIC - 3.64%
  Calpine Corp.
     (8.625% due 08/15/10)                    1,500,000       1,466,549
  Niagara Mohawk Power
     (8.000% due 06/01/04)                      950,000       1,030,156
  PSEG Power
     (7.750% due 04/15/11)                    1,125,000       1,220,967
                                                         --------------
                                                              3,717,672
                                                         --------------
ELECTRONICS - .29%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      375,000         298,125
                                                         --------------
ENERGY - 5.73%
  Allegheny Energy Supply
     (7.800% due 03/15/11)                      375,000         397,247
  Chesapeake Energy Corp.
     (8.125% due 04/01/11)                      375,000         352,500
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                    1,139,000       1,186,667
  Mirant Americas
     (7.625% due 05/01/06)                      750,000         786,678
  Mitchell Energy Sr. Nts.
     (6.750% due 02/15/04)                    1,329,000       1,384,999
  Pride International Inc.
     (10.000% due 06/01/09)                     185,000         194,250
  Tampa Electric
     (6.875% due 06/15/12)                      760,000         788,880
  Pemex Master Trust(3)
     (8.500% due 02/15/08)                      750,000         751,875
                                                         --------------
                                                              5,843,096
                                                         --------------
ENTERTAINMENT & LEISURE - 1.94%
  Choctaw Resort(3)
     (9.250% due 04/01/09)                      375,000         371,250
  Felcor Lodging
     (8.500% due 06/01/11)                      375,000         337,500
  MGM Mirage
     (8.375% due 02/01/11)                      375,000         337,500
  Royal Caribbean
     (7.000% due 10/15/07)                    1,139,000         938,463
                                                         --------------
                                                              1,984,713
                                                         --------------
HEALTH CARE - 2.46%
  Amerisource Bergen
     (8.125% due 08/15/05)                      190,000         196,175
  Health Care Reit
     (7.500% due 08/15/07)                      750,000         760,340
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     375,000         404,063
  Universal Health Services Sr. Nts.
     (8.750% due 08/15/05)                    1,139,000       1,152,444
                                                         --------------
                                                              2,513,022
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------
INSURANCE - 3.05%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                $     760,000  $      695,453
  Farmers Insurance Exchange
     (8.500% due 08/01/04)                      760,000         818,165
  Prudential Insurance Surplus Nts.
     (8.100% due 07/15/15)                      760,000         831,121
  USF&G Capital
     (8.470% due 01/10/27)                      760,000         764,979
                                                         --------------
                                                              3,109,718
                                                         --------------
MEDIA & CABLE - 3.07%
  CF Cable TV Inc.
     (9.125% due 07/15/07)                      760,000         786,938
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                    1,139,000       1,164,583
  Continental Cablevision
     (8.300% due 05/15/06)                      760,000         840,655
  Diamond Cable Co.
     (13.250% due 09/30/04)                     750,000         337,500
                                                         --------------
                                                              3,129,676
                                                         --------------
MEDIA CONGLOMERATE - 1.95%
  News American Holdings Nts.
     (6.625% due 01/09/08)                    1,139,000       1,157,410
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      760,000         832,018
                                                         --------------
                                                              1,989,428
                                                         --------------
REAL ESTATE - 3.10%
  Camden Property Trust
     (7.625% due 02/15/11)                      750,000         790,433
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                    1,139,000       1,221,478
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                    1,139,000       1,148,056
                                                         --------------
                                                              3,159,967
                                                         --------------
TELECOMMUNICATIONS - 7.25%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                    1,139,000       1,220,146
  Adelphia Communications
     (10.250% due 06/15/11)                     750,000         652,500
  AT&T Canada Inc.
     (7.650% due 09/15/06)                      750,000         389,600
  Call-Net Enterprises Sr. Nts.
     (0.000% due 05/15/09)                      760,000         129,200
  Deutshe Telecomm
     (8.000% due 06/15/10                     1,500,000       1,623,611
  Electric Lightwave Inc.
     (6.050% due 05/15/04)                      750,000         728,870
  Global Crossing Holdings
     (9.625% due 05/15/08)                      760,000         326,800
  Nextel Communications
     (9.375% due 11/15/09                       375,000         232,500
  Rogers Wireless Inc.
     (9.625% due 05/01/11)                      750,000         720,000
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     375,000         225,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
TELECOMMUNICATIONS - 7.25% (CONTINUED)
  Worldcom Inc.
     (7.500% due 05/15/11)                $   1,125,000  $    1,147,428
                                                         --------------
                                                              7,395,655
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $47,397,896)                                    45,943,265
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS - 1.40%
VARIABLE RATE DEMAND NOTES(1) - 1.40%
  Firstar Bank (2.416% due 12/31/31)      $   1,430,076  $    1,430,076
                                                         --------------
    Total Short-Term Investments
       (cost $1,430,076)                                      1,430,076
                                                         --------------
TOTAL INVESTMENTS - 98.42%
  (cost $99,120,448)(2)                                     100,444,926
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.58%                          1,610,966
                                                         --------------
TOTAL NET ASSETS - 100%                                  $  102,055,892
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $4,586,729 and ($3,262,251), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                         SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

U.S. TREASURY OBLIGATIONS - 40.27%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 40.27%
  6.250% due 02/28/02                     $   2,000,000  $    2,031,484
  4.750% due 01/31/03                         2,000,000       2,054,976
  5.875% due 11/15/04                           500,000         536,172
  5.750% due 11/15/05                         2,000,000       2,152,032
                                                         --------------
    Total U.S. Treasury Notes & Bonds
       (cost $6,626,975)                                      6,774,664
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
40.48%
  FNMA (5.250% due 01/15/03)                  2,000,000       2,064,166
  FNMA (7.125% due 03/15/07)                  2,000,000       2,258,392
  FNMA (5.750% due 02/15/08)                  1,000,000       1,054,243
  FNMA (6.000% due 10/01/13)                  1,401,285       1,435,014
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $6,416,616)                                      6,811,815
                                                         --------------

MORTGAGE-BACKED SECURITIES - 15.43%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 15.22%
  4.500% due 06/15/03                         2,500,000       2,561,332
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.21%
  9.500% due 09/15/09                     $      31,598  $       34,791
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,551,654)                                      2,596,123
                                                         --------------

SHORT-TERM INVESTMENTS - 2.44%
VARIABLE RATE DEMAND NOTES(1) - 2.44%
  Firstar American (1.761% due 12/31/31)         56,626          56,626
  Firstar Stellar (2.277% due 12/31/31)         353,491         353,491
                                                         --------------
    Total Short-Term Investments
       (cost $410,117)                                          410,117
                                                         --------------
TOTAL INVESTMENTS - 98.62%
  (cost $16,005,362)(2)                                      16,592,719
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.38%                            232,845
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   16,825,564
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date which principal can be recovered through demand information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes, which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $588,323 and ($966), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EMERGING MARKETS BOND FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

COMMON STOCKS - 0.09%

                                                 SHARES           VALUE

                                                     ------------------
CABLE - 0.09%
  Ono Finance Plc Warrants(3)                       500  $       14,500
                                                         --------------
    Total Common Stocks
       (cost $30,000)                                            14,500
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS AND NOTES - 81.58%
AUTO & AUTO PARTS - .50%
  Consorcio G Grupo Dina
     (8.000% due 08/08/04)                $   1,000,000          80,000
                                                         --------------
BEVERAGE & TOBACCO - 11.26%
  Fage Dairy Industries (9.000% due
     02/01/07)                                1,000,000         945,000
  Gruma Sa De Cv (7.625% due 10/15/07)          500,000         420,000
  Mastellone Hermanos Sa (11.750% due
     04/01/08)                                1,000,000         450,000
                                                         --------------
                                                              1,815,000
                                                         --------------
CABLE - 5.58%
  Cablevision SA (13.750% due 05/01/09)         500,000         225,000
  Diamond Cable Co. (13.250% due
     09/30/04)                                  500,000         225,000
  ONO Finance Plc (13.000% due 05/01/09)        500,000         300,000
  Netia Holdings (10.250% due 11/01/07)       1,000,000          80,000
  United Pan European Communications
     NV(3) (11.250% due 11/01/09)               500,000          67,500
                                                         --------------
                                                                897,500
                                                         --------------
CELLULAR TELEPHONE - 11.60%
  Cellco Finance NV (15.000% due
     08/01/05)                                1,000,000         620,000
  Comtel Brasileira Ltd(3) (10.750% due
     09/26/04)                                1,000,000         930,000
  Millicom International Cellular
     (13.500% due 06/01/06)                     500,000         320,000
                                                         --------------
                                                              1,870,000
                                                         --------------
ELECTRIC - 4.34%
  Espirito Santo-Escelsa (10.000% due
     07/15/07)                                1,000,000         700,000
                                                         --------------
INTERNATIONAL TELECOM - 24.48%
  Alestra SA Sr. Sub Nt. (12.625% due
     05/15/09)                                  500,000         360,000
  Cantv Finance Ltd (9.250% due
     02/01/04)                                1,000,000         990,000
  CIA International Telecomunications(3)
     (10.375% due 08/01/04)                   1,000,000         700,000
  Jazztel Plc (14.000% due 04/01/09)            500,000         155,000
  Maxcom Telecomunications (13.750% due
     04/01/07)                                  500,000         100,000
  PTC International Finance II Sa
     (11.250% due 12/01/09)                     500,000         475,000
                                              PRINCIPAL           VALUE

                                                     ------------------
INTERNATIONAL TELECOM - 24.48%
(CONTINUED)
  Tricom Sa (11.375% due 09/01/04)        $   1,000,000  $      940,000
  Versatel Telecom Bv (13.250% due
     05/15/08)                                  500,000         115,000
  Versatel Telecom Bv (11.875% due
     07/15/09)                                  500,000         110,000
                                                         --------------
                                                              3,945,000
                                                         --------------
METALS - 3.10%
  Acindar Ind Argentina (11.250% due
     02/15/04)                                1,000,000         500,000
                                                         --------------
MISCELLANEOUS - .43%
  DGS International Finance Co.(3)
     (10.000% due 06/01/07)                   1,000,000          70,000
                                                         --------------
PAPER & PULP - 3.01%
  Grupo Industrial Durango (12.625% due
     08/01/03)                                  500,000         485,000
                                                         --------------
RAIL & TRANSIT - 3.41%
  Autopistas Del Sol SA(3) (10.250% due
     08/01/09)                                1,000,000         550,000
                                                         --------------
SATELLITE COMMUNICATIONS - 5.61%
  Impsat Fiber Networks (13.750% due
     02/15/05)                                  500,000          65,000
  Innova S De Rl (12.875% due 04/01/07)       1,000,000         840,000
                                                         --------------
                                                                905,000
                                                         --------------
SOVEREIGN CREDIT - 5.64%
  Russian Federation(3) (8.250% due
     03/31/10)                                  195,237         147,406
  Russian Federation(3) (5.000% due
     03/31/30)                                1,674,191         761,759
                                                         --------------
                                                                909,165
                                                         --------------
TELEVISION BROADCASTING - 2.62%
  TV Azteca SA (10.500% due 02/15/07)           500,000         425,000
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $20,800,481)                                    13,151,665
                                                         --------------

SHORT-TERM INVESTMENTS - 14.27%
VARIABLE RATE DEMAND NOTES(1) - 14.27%
  American Family (2.315% due 12/31/31)         639,322         639,322
  Firstar Bank (2.416% due 12/31/31)            597,938         597,938
  Wisconsin Corp. Central Credit Union
     (2.336% due 12/31/31)                      422,799         422,799
  Wisconsin Electric (2.315% due
     12/31/31)                                  639,607         639,607
                                                         --------------
                                                              2,299,666
                                                         --------------
    Total Short-Term Investments
       (cost $2,299,666)                                      2,299,666
                                                         --------------
TOTAL INVESTMENTS - 95.94%
  (cost $24,040,428)(2)                                      15,465,831
                                                         --------------
OTHER ASSETS AND LIABILITIES - 4.06%                            653,764
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   16,119,595
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $169,335 and ($8,743,932), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                               HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

CORPORATE BONDS AND NOTES - 95.24%

                                              PRINCIPAL           VALUE

                                                     ------------------
AUTO & AUTO PARTS - 2.39%
  Dana Corp.(3) (9.000% due 08/15/11)     $     500,000  $      450,916
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.06%
  Americredit Corp. (9.875% due
     04/15/06)                                  500,000         425,000
  Dana Credit Corp. (7.250% due
     12/16/02)                                  250,000         242,082
  Finova Group (7.500% due 11/15/09)            250,000          97,970
                                                         --------------
                                                                765,052
                                                         --------------
BUSINESS SERVICES - 2.68%
  Iron Mountain (8.625% due 04/01/13)           500,000         505,000
                                                         --------------
CABLE - 7.81%
  Adelphia Communications (9.250% due
     10/01/02)                                  250,000         239,375
  Charter Comm Holdings (11.125% due
     01/15/11)                                  500,000         506,250
  Diamond Cable Co. (13.250% due
     09/30/04)                                  500,000         225,000
  Frontiervision Holdings (11.875% due
     09/15/07)                                  500,000         502,500
                                                         --------------
                                                              1,473,125
                                                         --------------
CHEMICAL - 2.31%
  Equistar Chemical(3) (10.125% due
     09/01/08)                                  250,000         230,625
  Lyondell Chemical (10.875% due
     05/01/09)                                  250,000         205,000
                                                         --------------
                                                                435,625
                                                         --------------
CONSUMER NON-DURABLE - 5.70%
  Affinity Group (11.000% due 04/01/07)         250,000         195,000
  Berry Plastics (12.250% due 04/15/04)         250,000         250,000
  Levi Strauss (11.625% due 01/15/08)           500,000         365,000
  Stewart Enterprises (10.750% due
     07/01/08)                                  250,000         265,000
                                                         --------------
                                                              1,075,000
                                                         --------------
ELECTRIC - 2.57%
  Calpine Corp. Sr. Nt. (8.500% due
     02/15/11)                                  500,000         484,800
                                                         --------------
ELECTRONICS - 4.72%
  Amkor Tech Inc. (9.250% due 02/15/08)         500,000         397,500
  Flextronics International Ltd (9.875%
     due 07/01/10)                              500,000         492,500
                                                         --------------
                                                                890,000
                                                         --------------
ENERGY - 10.76%
  All Star Gas Corp. (11.000% due
     06/30/03)                                  417,167         271,159
  Amerigas Partner(3) (8.875% due
     05/20/11)                                  250,000         251,250
  Chesapeake Energy Corp. (8.125% due
     04/01/11)                                  500,000         470,000
  Cross Timbers Oil Co. (8.750% due
     11/01/09)                                  500,000         510,000
  Pride International Inc. (10.000% due
     06/01/09)                                  500,000         525,000
                                                         --------------
                                                              2,027,409
                                                         --------------
FOOD, BEVERAGE & TOBACCO - 4.05%
  Canandaigua (8.500% due 03/01/09)             250,000         252,500
  Fleming Cos. Inc.(3) (10.125% due
     04/01/08)                                  500,000         510,000
                                                         --------------
                                                                762,500
                                                         --------------
HEALTH CARE - 6.90%
  Advancepcs (8.500% due 04/01/08)              500,000         503,750
  Amerisource Bergen Corp. (8.125% due
     09/01/08)                                  250,000         258,125
  Triad Hospitals Holdings (11.000% due
     05/15/09)                                  500,000         538,750
                                                         --------------
                                                              1,300,625
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
HOTEL & GAMING - 13.42%
  Choctaw Resort(3) (9.250% due
     04/01/09)                            $     500,000  $      495,000
  Felcor Lodging (9.500% due 09/15/08)          500,000         427,500
  Hollywood Casino Sr. Nt. (11.250% due
     05/01/07)                                  500,000         505,000
  MGM Mirage (8.375% due 02/01/11)              500,000         450,000
  HMH Properties, Inc. (7.875% due
     08/01/08)                                  250,000         207,500
  Venetian Casino/LV Sands (12.250% due
     11/15/04)                                  500,000         445,000
                                                         --------------
                                                              2,530,000
                                                         --------------
HOMEBUILDING - 2.47%
  WCI Communities Inc. Sr. Sub Nts.
     (10.625% due 02/15/11)                     500,000         465,000
                                                         --------------
INDUSTRIAL EQUIPMENT - .21%
  International Knife & Saw Corp.
     (11.375% due 11/15/06)                   1,000,000          40,000
                                                         --------------
METALS & FABRICATION - 4.27%
  International Wire Group Inc. (11.750%
     due 06/01/05)                              500,000         450,000
  Kaiser Alum & Chem Sr. Nts. (12.750%
     due 02/01/03)                              500,000         355,000
                                                         --------------
                                                                805,000
                                                         --------------
SERVICES - 2.65%
  Allied Waste Industries, Inc. (10.000%
     due 08/01/09)                              500,000         500,000
                                                         --------------
TELECOMMUNICATIONS - 18.27%
  Alamosa Delaware Inc. (13.625% due
     08/15/11)                                  500,000         472,500
  Dobson Communications (10.875% due
     07/01/10)                                  500,000         511,250
  Nextel Communications (9.375% due
     11/15/09)                                  250,000         155,000
  Nextel Partners Inc. (11.000% due
     03/15/10)                                  250,000         165,000
  Metronet Communications (12.000% due
     08/15/07)                                1,000,000         550,301
  Rogers Wireless Inc. (9.625% due
     05/01/11)                                  250,000         240,000
  SBA Communications Corp. (10.250% due
     02/01/09)                                  500,000         400,000
  Spectrasite Holdings Inc. (10.750% due
     03/15/10)                                  500,000         325,000
  Talton Holdings Inc. Sr. Nts. (11.000%
     due 06/30/07)                              500,000         300,000
  Versatel Telecomm BV (13.250% due
     05/15/08)                                  500,000         115,000
  Williams Communications Group Inc.
     (11.700% due 08/01/08)                     500,000         207,500
                                                         --------------
                                                              3,441,551
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $22,189,505)                                    17,951,603
                                                         --------------

SHORT-TERM INVESTMENTS - 1.51%
VARIABLE RATE DEMAND NOTES(1) - 1.51%
  American Family (2.315% due 12/31/31)           8,789           8,789
  Firstar Bank (2.416% due 12/31/31)            276,507         276,507
                                                         --------------
                                                                285,296
                                                         --------------
    Total Short-Term Investments
       (cost $285,296)                                          285,296
                                                         --------------
TOTAL INVESTMENTS - 96.75%
  (cost $22,474,801)(2)                                      18,236,899
                                                         --------------
OTHER ASSETS AND LIABILITIES - 3.25%                            613,073
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   18,849,972
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $62,216 and ($4,300,118), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001

SHORT-TERM INVESTMENTS - 99.13%

                                              PRINCIPAL           VALUE

                                                     ------------------
COMMERCIAL PAPER - 95.74%
  Amstredam Funding Corp. (3.510% due
     10/05/01)                            $   3,000,000  $    2,998,830
  Bavaria Finance Funding (2.510% due
     12/17/01)                                3,500,000       3,481,210
  Beta Finance Inc. (3.090% due
     05/03/02)                                3,000,000       3,000,000
  Blue Ridge Asset (2.580% due 10/31/01)      1,500,000       1,496,775
  CXC Inc. (3.480% due 10/18/01)              3,500,000       3,494,248
  Dow Chemical Co. (3.020% due 10/24/01)      3,500,000       3,493,247
  FCAR Owner Trust (3.520% due 10/04/01)      3,500,000       3,498,973
  Forrestal Funding (3.550% due
     10/05/01)                                2,500,000       2,499,014
  Fountain Square (3.000% due 10/02/01)       2,500,000       2,499,792
  Galaxy Funding (3.780% due 11/21/01)        1,000,000         994,645
  Giro Funding U.S. Corp. (3.500% due
     10/09/01)                                3,500,000       3,497,278
  Giro Multi Funding (2.510% due
     10/22/01)                                3,500,000       3,494,875
  Goldman Sachs Promisary Note
     (4.125% due 12/20/01)                    3,500,000       3,500,000
  Greyhawk Funding LLC (3.510% due
     10/09/01)                                3,500,000       3,497,270
  Jupiter Security Corp. (3.800% due
     02/11/02)                                3,500,000       3,450,864
  Moat Funding (3.500% due 10/17/01)          3,500,000       3,494,556
  Monte Rosa Capital Corp. (3.500% due
     10/02/01)                                3,500,000       3,499,660
                                              PRINCIPAL           VALUE

                                                     ------------------
COMMERCIAL PAPER - 95.74% (CONTINUED)
  Moriarty LLC (2.530% due 02/07/02)      $   3,500,000  $    3,468,270
  National City Bank Ohio (3.050% due
     08/16/02)                                3,000,000       2,999,476
  Pennine Funding LLC (4.600% due
     10/12/01)                                3,000,000       2,995,783
  Park Avenue Receivables (3.520% due
     10/11/01)                                3,500,000       3,496,578
  Preferred Receivable (3.500% due
     10/01/01)                                3,500,000       3,500,000
  Steller Funding Group (2.650% due
     03/11/02)                                2,000,000       1,977,192
  Superior Funding Capital (3.560% due
     10/02/01)                                2,376,000       2,375,765
  Swedish National Holdings (2.500% due
     12/04/01)                                3,500,000       3,484,444
  WCP Funding (3.480% due 10/19/01)           3,500,000       3,493,910
  Windmill Funding Corp. (3.510% due
     10/03/01)                                3,500,000       3,499,317
                                                         --------------
                                                             83,181,972
                                                         --------------
VARIABLE RATE DEMAND NOTES(1) - 3.39%
  Firstar Bank (2.416% due 12/31/31)          2,949,153       2,949,153
                                                         --------------
    Total Short-Term Investments
       (cost $86,131,125)                                    86,131,125
                                                         --------------
TOTAL INVESTMENTS - 99.13%
  (cost $86,131,125)                                         86,131,125
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.87%                            757,913
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   86,889,038
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in fourteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Emerging Markets Bond Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The Emerging Markets Bond Fund seeks income and capital appreciation by investing primarily in government and corporate bonds of emerging market nations. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Emerging Markets Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $1,344,223, $810,308, $384,292, $3,431,667, $867, $75,198,
$5,682,358, and $19,121,452, respectively, which can be carried forward through 2009.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

The Emerging Markets Bond Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars.

ADOPTION OF NEW AUDIT GUIDE - The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective October 1, 2001. Management expects no adjustments to the financial statements as a result of adopting these provisions.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e) for the EAFE International Index Fund - .56% of the current value of net assets;

       (f) for the Total Social Impact Fund - .45% of the current value of net assets;

       (g)  for the Balanced Index Fund - .30% of current value of net assets;

       (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (i) for the Everest Fund - 65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current value of net assets;

       (j) for the Bond Fund - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current value of net assets;

       (k) for the Short-term Government Fund - .45% of the current value of net assets;

       (l) for the Emerging Markets Bond Fund - .75% of the current value of net assets;

       (m) for the High Yield Bond Fund - .65% of the current value of net assets;

       (n)  for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets. The Adviser agreed to reduce its fee for a period of one year expiring March 31, 2001 (June 28, 2001 as to the Money Market Fund) by .02, .04, .02, and .02 percentage points for the S&P 500 Index Fund, the Everest Fund, the Money Market Fund and the Bond Fund, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended September 30, 2001, the Adviser waived the S&P 500 Index Fund $14,898, Everest Fund $10,805, Money Market Fund $10,996, and Bond Fund $7,558, and the Adviser reimbursed the S&P MidCap 400 Index Fund $35,390, Russell 2000 Small Cap Index Fund $77,882, Nasdaq-100 Index Fund $49,363, EAFE International Index Fund $47,533, Total Social Impact Fund $61,490, Lehman Aggregate Bond Index Fund $12,961, Short-term Government Fund $23,253, and the Money Market Fund $26,610.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

On July 9, 2001, Union Central purchased shares of the High Yield Bond Fund and the Emerging Markets Bond Fund with the proceeds from redeeming shares in funds in the Summit Investment Trust (an affiliated series of mutual funds) with the same investment objectives. Union Central's shares in these Funds are held as general investments and also in its exempt separate accounts.

NOTE 3 - FUTURES CONTRACTS

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September 30, 2001 excluding short-term obligations, follow:

                                               S&P            RUSSELL 2000
                                S&P 500        MIDCAP 400     SMALL CAP      NASDAQ-100
                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 20,676,130   $  5,744,947   $ 14,759,104   $  6,257,018
        U.S. Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $ 20,676,130   $  5,744,947   $ 14,759,104   $  6,257,018
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $  6,522,859   $  9,848,092   $  7,099,474   $  1,126,376
        U.S. Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $  6,522,859   $  9,848,092   $  7,099,474   $  1,126,376
                                ============   ============   ============   ============

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT  BALANCED       AGGREGATE BOND
                                INDEX FUND     FUND           INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  --------------
Total Cost of Purchases of:
        Common Stocks           $ 24,485,248   $  4,544,471   $    837,078    $         --
        U.S. Government
           Securities                     --             --      5,363,585       6,361,225
        Corporate Bonds                   --             --      2,392,674       4,185,545
                                ------------   ------------   ------------    ------------
                                $ 24,485,248   $  4,544,471   $  8,593,337    $ 10,546,770
                                ============   ============   ============    ============

Total Proceeds from Sales of:
        Common Stocks           $     84,315   $     19,998   $    296,499    $         --
        U.S. Government
           Securities                     --             --      7,486,518       6,092,620
        Corporate Bonds                   --             --      4,044,745       3,260,493
                                ------------   ------------   ------------    ------------
                                $     84,315   $     19,998   $ 11,827,762    $  9,353,113
                                ============   ============   ============    ============

                                                              SHORT-TERM     EMERGING
                                EVEREST        BOND           GOVERNMENT     MARKETS
                                FUND           FUND           FUND           BOND FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 64,155,938   $         --   $         --   $     30,000
        U.S. Government
           Securities                     --     41,868,106     15,300,744        830,000
        Corporate Bonds                   --     48,627,375             --     20,391,089
                                ------------   ------------   ------------   ------------
                                $ 64,155,938   $ 90,495,481   $ 15,300,744   $ 21,251,089
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $ 59,257,109   $         --   $         --   $         --
        U.S. Government
           Securities                     --     24,311,167      4,579,069             --
        Corporate Bonds                   --     36,940,805             --             --
                                ------------   ------------   ------------   ------------
                                $ 59,257,109   $ 61,251,972   $  4,579,069   $         --
                                ============   ============   ============   ============

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                HIGH YIELD
                                BOND
                                FUND
                                -------------
Total Cost of Purchases of:
        Common Stocks           $      2,000
        U.S. Government
           Securities                     --
        Corporate Bonds           27,880,857
                                ------------
                                $ 27,882,857
                                ============

Total Proceeds from Sales of:
        Common Stocks           $         --
        U.S. Government
           Securities                     --
        Corporate Bonds            4,926,875
                                ------------
                                $  4,926,875
                                ============

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                           S&P 500 INDEX FUND                      S&P MIDCAP 400 INDEX FUND
                                                         PERIOD FROM                                PERIOD FROM
                                    YEAR ENDED       APRIL 3, 2000(1) TO       YEAR ENDED       APRIL 3, 2000(1) TO
                                SEPTEMBER 30, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                -------------------  --------------------  -------------------  --------------------
Net Assets Value,
   Beginning of period               $   9.60              $  10.00               $ 10.71               $ 10.00
                                     --------              --------               -------               -------
Investment Activities:
  Net investment income                   .08                   .04                   .08                   .05
  Net realized and unrealized
     gain/(loss)                        (2.65)                 (.41)                (2.18)                  .69
                                     --------              --------               -------               -------
Total from Investment
   Activities                           (2.57)                 (.37)                (2.10)                  .74
                                     --------              --------               -------               -------
Distributions:
  Net investment income                  (.05)                 (.03)                 (.07)                 (.03)
  Return of capital                        --                    --                    --                    --
  Net realized gains                       --                    --                  (.09)                   --
                                     --------              --------               -------               -------
Total Distributions                      (.05)                 (.03)                 (.16)                 (.03)
                                     --------              --------               -------               -------
Net Asset Value,
   End of Period                     $   6.98              $   9.60               $  8.45               $ 10.71
                                     ========              ========               =======               =======

Total Return                           (26.88%)               (3.71%)              (19.81%)                7.41%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                   0.42%                 0.40%(3)              0.59%                 0.59%(3)

Ratio of Expenses to Average
   Net Assets - Gross                    0.43%                 0.42%(3)              0.80%                 0.78%(3)

Ratio of Net Investment Income
   to Average Net Assets                 0.87%                 0.82%(3)              0.90%                 1.09%(3)

Portfolio Turnover Rate                  4.52%                17.82%(3)             39.02%                96.90%(3)

Net Assets, End of Period
   (000's)                           $129,931              $160,899               $14,234               $24,015

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          RUSSELL 2000 SMALL CAP
                                                INDEX FUND                              NASDAQ-100 INDEX FUND
                                                          PERIOD FROM                                  PERIOD FROM
                                    YEAR ENDED        DECEMBER 29, 1999(1)       YEAR ENDED        DECEMBER 28, 1999(1)
                                SEPTEMBER 30, 2001   TO SEPTEMBER 30, 2000   SEPTEMBER 30, 2001   TO SEPTEMBER 30, 2000
                                -------------------  ----------------------  -------------------  ----------------------
Net Assets Value,
   Beginning of period                 $ 10.73               $ 10.00                $  9.91               $ 10.00
                                       -------               -------                -------               -------
Investment Activities:
  Net investment income                    .09                   .05                    .01                   .05
  Net realized and unrealized
     gain/(loss)                         (2.37)                  .72                  (6.71)                 (.11)
                                       -------               -------                -------               -------
Total from Investment
   Activities                            (2.28)                  .77                  (6.70)                 (.06)
                                       -------               -------                -------               -------
Distributions:
  Net investment income                   (.08)                 (.04)                  (.03)                 (.03)
  Return of capital                         --                    --                   (.01)                   --
  Net realized gains                      (.01)                   --                     --                    --
                                       -------               -------                -------               -------
Total Distributions                       (.09)                 (.04)                  (.04)                 (.03)
                                       -------               -------                -------               -------
Net Asset Value,
   End of Period                       $  8.36               $ 10.73                $  3.17               $  9.91
                                       =======               =======                =======               =======

Total Return                            (21.40%)                7.70%                (67.85%)               (0.62%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                    0.75%                 0.75%(3)               0.65%                 0.61%(3)

Ratio of Expenses to Average
   Net Assets - Gross                     1.17%                 1.69%(3)               1.14%                 1.14%(3)

Ratio of Net Investment Income
   to Average Net Assets                  0.97%                 1.05%(3)               0.10%                 1.09%(3)

Portfolio Turnover Rate                  42.59%                67.92%(3)              13.94%               113.32%(3)

Net Assets, End of Period
   (000's)                             $17,761               $15,889                 $7,406               $13,093

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                  EAFE INTERNATIONAL
                                      INDEX FUND        TOTAL SOCIAL IMPACT FUND             BALANCED INDEX FUND
                                     PERIOD FROM              PERIOD FROM                                  PERIOD FROM
                                 DECEMBER 28, 2000(1)     DECEMBER 28, 2000(1)        YEAR ENDED       APRIL 3, 2000(1) TO
                                TO SEPTEMBER 30, 2001    TO SEPTEMBER 30, 2001    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                ----------------------  ------------------------  -------------------  --------------------
Net Asset Value,
   Beginning of period                  $ 10.00                  $ 10.00                $  9.87              $ 10.00
                                        -------                  -------                -------              -------
Investment Activities:
  Net investment income                     .05                      .05                    .27                  .16
  Net realized and unrealized
     gain/ (loss)                         (2.65)                   (2.24)                 (1.47)                (.17)
                                        -------                  -------                -------              -------
Total from Investment
   Activities                             (2.60)                   (2.19)                 (1.20)                (.01)
                                        -------                  -------                -------              -------
Distributions:
  Net investment income                    (.02)                    (.02)                  (.27)                (.12)
  Return of capital                          --                       --                     --                   --
  Net realized gains                         --                       --                   (.02)                  --
                                        -------                  -------                -------              -------
Total Distributions                        (.02)                    (.02)                  (.29)                (.12)
                                        -------                  -------                -------              -------
Net Asset Value,
   End of period                        $  7.38                  $  7.79                $  8.38              $  9.87
                                        =======                  =======                =======              =======

Total Return                             (26.04%)                 (21.94%)               (12.45%)              (0.12%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                     1.25%(3)                 0.75%(3)               0.60%                0.59%(3)

Ratio of Expenses to Average
   Net Assets - Gross                      1.55%(3)                 2.57%(3)               0.60%                0.60%(3)

Ratio of Net Investment Income
   to Average Net Assets                   0.77%(3)                 0.79%(3)               2.92%                3.13%(3)

Portfolio Turnover Rate                    0.58%(3)                 0.62%(3)              29.89%               30.16%(3)

Net Assets, End of Period
   (000's)                              $17,911                  $ 3,921                $27,078              $34,140

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                        LEHMAN AGGREGATE BOND INDEX
                                                   FUND                                     EVEREST FUND
                                                          PERIOD FROM                                  PERIOD FROM
                                    YEAR ENDED          APRIL 3, 2000(1)         YEAR ENDED        DECEMBER 29, 1999(1)
                                SEPTEMBER 30, 2001   TO SEPTEMBER 30, 2000   SEPTEMBER 30, 2001   TO SEPTEMBER 30, 2000
                                -------------------  ----------------------  -------------------  ----------------------
Net Assets Value,
   Beginning of period                $ 10.22               $ 10.00                 $ 10.26              $ 10.00
                                      -------               -------                 -------              -------
Investment Activities:
  Net investment income                   .63                   .31                     .19                  .08
  Net realized and unrealized
     gain/(loss)                          .56                   .14                     .76                  .24
                                      -------               -------                 -------              -------
Total from Investment
   Activities                            1.19                   .45                     .95                  .32
                                      -------               -------                 -------              -------
Distributions:
  Net investment income                  (.62)                 (.23)                   (.14)                (.06)
  Return of capital                        --                    --                      --                   --
  Net realized gains                     (.01)                   --                    (.20)                  --
                                      -------               -------                 -------              -------
Total Distributions                      (.63)                 (.23)                   (.34)                (.06)
                                      -------               -------                 -------              -------
Net Asset Value,
   End of Period                      $ 10.78               $ 10.22                 $ 10.87              $ 10.26
                                      =======               =======                 =======              =======

Total Return                            12.06%                 4.55%                   9.01%                3.21%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                   0.59%                 0.59%(3)                0.78%                0.81%(3)

Ratio of Expenses to Average
   Net Assets - Gross                    0.67%                 0.81%(3)                0.80%                0.85%(3)

Ratio of Net Investment Income
   to Average Net Assets                 5.95%                 6.29%(3)                1.67%                1.51%(3)

Portfolio Turnover Rate                 63.26%                18.43%(3)              105.91%              138.39%(3)

Net Assets, End of Period
   (000's)                            $16,653               $16,290                 $57,497              $49,440

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                    BOND FUND
                                    YEAR ENDED       PERIOD FROM APRIL 3, 2000(1)
                                SEPTEMBER 30, 2001       TO SEPTEMBER 30, 2000
                                -------------------  -----------------------------
Net Assets Value,
   Beginning of period               $  10.04                   $ 10.00
                                     --------                   -------
Investment Activities:
  Net investment income                   .67                       .36
  Net realized and unrealized
     gain/(loss)                          .28                      (.06)
                                     --------                   -------
Total from Investment
   Activities                             .95                       .30
                                     --------                   -------
Distributions:
  Net investment income                  (.68)                     (.26)
  Return of capital                        --                        --
  Net realized gains                     (.02)                       --
                                     --------                   -------
Total Distributions                      (.70)                     (.26)
                                     --------                   -------
Net Asset Value,
   End of Period                     $  10.29                   $ 10.04
                                     ========                   =======

Total Return                             9.78%                     3.04%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                   0.61%                     0.64%(3)

Ratio of Expenses to Average
   Net Assets - Gross                    0.62%                     0.66%(3)

Ratio of Net Investment Income
   to Average Net Assets                 6.72%                     7.19%(3)

Portfolio Turnover Rate                 76.96%                    80.03%(3)

Net Assets, End of Period
   (000's)                           $102,056                   $69,875

                                            SHORT-TERM GOVERNMENT FUND
                                    YEAR ENDED       PERIOD FROM APRIL 3, 2000(1)
                                SEPTEMBER 30, 2001       TO SEPTEMBER 30, 2000
                                -------------------  -----------------------------
Net Assets Value,
   Beginning of period                 $ 10.19                   $ 10.00
                                       -------                   -------
Investment Activities:
  Net investment income                    .51                       .30
  Net realized and unrealized
     gain/(loss)                           .49                       .11
                                       -------                   -------
Total from Investment
   Activities                             1.00                       .41
                                       -------                   -------
Distributions:
  Net investment income                   (.52)                     (.22)
  Return of capital                         --                        --
  Net realized gains                      (.05)                       --
                                       -------                   -------
Total Distributions                       (.57)                     (.22)
                                       -------                   -------
Net Asset Value,
   End of Period                       $ 10.62                   $ 10.19
                                       =======                   =======
Total Return                             10.11%                     4.14%
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                    0.73%                     0.73%(3)
Ratio of Expenses to Average
   Net Assets - Gross                     0.91%                     1.25%(3)
Ratio of Net Investment Income
   to Average Net Assets                  5.08%                     5.89%(3)
Portfolio Turnover Rate                  48.30%                    99.38%(3)
Net Assets, End of Period
   (000's)                             $16,826                   $10,199

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                      EMERGING MARKETS                 HIGH YIELD
                                         BOND FUND                     BOND FUND             MONEY MARKET FUND
                                PERIOD FROM JULY 9, 2001(1)   PERIOD FROM JULY 9, 2001(1)       YEAR ENDED
                                   TO SEPTEMBER 30, 2001         TO SEPTEMBER 30, 2001      SEPTEMBER 30, 2001
                                ----------------------------  ----------------------------  -------------------
Net Asset Value,
   Beginning of period                      $  5.81                       $  6.06                  $  1.00
                                            -------                       -------                  -------
Investment Activities:
  Net investment income                         .17                           .13                      .05
  Net realized and unrealized
     gain/ (loss)                              (.78)                         (.63)                      --
                                            -------                       -------                  -------
Total from Investment
   Activities                                  (.61)                         (.50)                     .05
                                            -------                       -------                  -------
Distributions:
  Net investment income                        (.06)                         (.04)                    (.05)
  Return of capital                              --                            --                       --
  Net realized gains                             --                            --                       --
                                            -------                       -------                  -------
Total Distributions                            (.06)                         (.04)                    (.05)
                                            -------                       -------                  -------
Net Asset Value,
   End of period                            $  5.14                       $  5.52                  $  1.00
                                            =======                       =======                  =======

Total Return                                 (10.56%)                       (8.31%)                   4.99%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                         1.50%(3)                      1.30%(3)                 0.43%

Ratio of Expenses to Average
   Net Assets - Gross                          1.50%(3)                      1.30%(3)                 0.48%

Ratio of Net Investment Income
   to Average Net Assets                      13.02%(3)                      9.11%(3)                 4.78%

Portfolio Turnover Rate                        0.00%(3)                    111.21%(3)                   --

Net Assets, End of Period
   (000's)                                  $16,120                       $18,850                  $86,889


                                      MONEY MARKET FUND
                                PERIOD FROM JUNE 28, 2000(1)
                                    TO SEPTEMBER 30, 2000
                                -----------------------------
Net Asset Value,
   Beginning of period                     $  1.00
                                           -------
Investment Activities:
  Net investment income                        .02
  Net realized and unrealized
     gain/ (loss)                               --
                                           -------
Total from Investment
   Activities                                  .02
                                           -------
Distributions:
  Net investment income                       (.02)
  Return of capital                             --
  Net realized gains                            --
                                           -------
Total Distributions                           (.02)
                                           -------
Net Asset Value,
   End of period                           $  1.00
                                           =======
Total Return                                  1.64%
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                        0.45%(3)
Ratio of Expenses to Average
   Net Assets - Gross                         0.54%(3)
Ratio of Net Investment Income
   to Average Net Assets                      6.41%(3)
Portfolio Turnover Rate                         --
Net Assets, End of Period
   (000's)                                 $64,489

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), including the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Emerging Markets Bond Fund, High Yield Bond Fund and Money Market Fund, including the schedules of investments, as of September 30, 2001, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with the accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 12, 2001

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products.
The Pinnacle Series consists of the following Portfolios:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Portfolio
     S&P MidCap 400 Index Portfolio
     Russell 2000 Small Cap Index Portfolio
     Nasdaq-100 Index Portfolio

     BALANCED INDEX ACCOUNT
     Balanced Index Portfolio

     MANAGED ACCOUNTS
     Zenith Portfolio
     Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of
Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money.
Summit Mutual Funds are distributed by Carillon
Investments, Inc., Cincinnati, Ohio, Member SIPC.
The Apex Series consists of the following Funds:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Fund
     S&P MidCap 400 Index Fund
     Russell 2000 Small Cap Index Fund
     Nasdaq-100 Index Fund
     EAFE International Index Fund
     Total Social Impact Fund

     FIXED INCOME & BALANCED INDEX ACCOUNTS
     Balanced Index Fund
     Lehman Aggregate Bond Index Fund

     MANAGED ACCOUNTS
     Everest Fund
     Bond Fund
     Short-term Government Fund
     Emerging Markets Bond Fund
     High Yield Bond Fund

     STABLE VALUE ACCOUNT
     Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  573APEX  8/01

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